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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Fund
ING Corporate Leaders 100 Fund
ING Growth and Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund
ING Tactical Asset Allocation Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 59.7%
		Advertising: 0.3%
2,697		Harte-Hanks, Inc.	$35,169
737	@	inVentiv Health, Inc.	11,718
10,212		Omnicom Group	370,900
			417,787
		Aerospace/Defense: 2.6%
110	@	AAR Corp.	1,871
257	@	Aerovironment, Inc.	7,229
669	@	Alliant Techsystems, Inc.	51,700
348	@	BE Aerospace, Inc.	5,961
700		Cubic Corp.	24,864
440		Curtiss-Wright Corp.	14,331
783	@	Esterline Technologies Corp.	24,210
4,300	@	Gencorp, Inc.	18,963
4,537		General Dynamics Corp.	268,545
5,600		L-3 Communications Holdings, Inc.	416,640
7,060		Lockheed Martin Corp.	529,359
367	@	Moog, Inc.	10,636
396		National Presto Industries, Inc.	33,173
11,100		Northrop Grumman Corp.	541,791
1,459	@	Orbital Sciences Corp.	21,579
11,250		Raytheon Co.	530,775
340	@	Teledyne Technologies, Inc.	11,478
136		Triumph Group, Inc.	5,916
13,975		United Technologies Corp.	829,556
			3,348,577
		Agriculture: 1.3%
2,110	@	Alliance One International, Inc.	8,081
760		Andersons, Inc.	25,004
12,464		Archer-Daniels-Midland Co.	359,337
400		Lorillard, Inc.	29,108
1,209	@, I, X	North Atlantic Trading Co.	1
15,627		Philip Morris International, Inc.	714,310
10,219		Reynolds American, Inc.	467,110
254		Universal Corp.	9,368
			1,612,319
		Airlines: 0.0%
2,507		Skywest, Inc.	38,733
			38,733
		Apparel: 0.2%
1,908	@	Carter’s, Inc.	48,005
1,340	@	CROCS, Inc.	8,509
330	@	Deckers Outdoor Corp.	22,539
1,542	@	Iconix Brand Group, Inc.	26,492
407		Oxford Industries, Inc.	5,698
892		Polo Ralph Lauren Corp.	59,211
1,877	@	Timberland Co.	24,326
535	@	True Religion Apparel, Inc.	12,107
54	@, L	Under Armour, Inc.	1,289
352	@	Volcom, Inc.	4,988
209	@	Warnaco Group, Inc.	7,952
280		Wolverine World Wide, Inc.	6,975
			228,091
		Auto Manufacturers: 0.2%
23,000	@	Ford Motor Co.	174,800
1,800		Oshkosh Truck Corp.	60,480
			235,280
		Auto Parts & Equipment: 0.0%
1,100	@	ATC Technology Corp.	23,012
870		Spartan Motors, Inc.	4,724
955		Superior Industries International	13,580
			41,316
		Banks: 5.0%
172		Associated Banc-Corp.	1,784
2,590		Bancorpsouth, Inc.	59,570
1,291		Bank Mutual Corp.	11,348
56,621		Bank of America Corp.	995,963
1,092		Bank of Hawaii Corp.	43,079
3,538		Bank of New York Mellon Corp.	104,760
1,065		Bank of the Ozarks, Inc.	26,561
3,750		BB&T Corp.	104,775
2,000		Capital One Financial Corp.	74,580
2,193	L	Cascade Bancorp.	2,939
1,010	L	Central Pacific Financial Corp.	2,808
78,108		Citigroup, Inc.	390,540

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
855		Commerce Bancshares, Inc.	$31,404
1,300		Community Bank System, Inc.	23,179
1,234		Cullen/Frost Bankers, Inc.	60,812
4,400		Fifth Third Bancorp.	48,136
3,931	@@	First Bancorp. Puerto Rico	12,540
2,039		First Financial Bancorp.	17,209
800		First Financial Bankshares, Inc.	39,872
2,538		FirstMerit Corp.	45,608
160	L	Frontier Financial Corp.	123
2,473		Fulton Financial Corp.	18,152
2,726	L	Glacier Bancorp., Inc.	40,645
5,632		Goldman Sachs Group, Inc.	931,871
927		Hancock Holding Co.	35,513
1,283		Independent Bank Corp.	29,727
2,900	L	International Bancshares Corp.	44,776
22,907		JPMorgan Chase & Co.	995,538
1,174		Morgan Stanley	33,999
400		NBT Bancorp., Inc.	9,040
837		Northern Trust Corp.	48,931
3,064		Old National Bancorp.	32,601
1,275		PNC Financial Services Group, Inc.	54,302
1,571		Prosperity Bancshares, Inc.	54,247
735	L	S&T Bancorp, Inc.	10,180
721	@	Signature Bank	21,890
885		Simmons First National Corp.	24,930
5,336		State Street Corp.	280,033
1,780		Sterling Bancorp.	13,528
1,300		Sterling Bancshares, Inc.	10,335
1,217		Susquehanna Bancshares, Inc.	7,107
691		Tompkins Financial Corp.	30,197
2,251		Trustco Bank Corp.	14,001
2,000		Trustmark Corp.	38,060
846		UMB Financial Corp.	33,865
248		Umpqua Holdings Corp.	2,557
1,610		United Bankshares, Inc.	31,604
18,518		US Bancorp.	418,877
1,550		Valley National Bancorp.	18,073
36,362		Wells Fargo & Co.	1,000,682
850	L	Westamerica Bancorp.	43,716
1,050		Wilshire Bancorp., Inc.	8,694
			6,435,261
		Beverages: 0.7%
4,467		Coca-Cola Co.	217,856
8,385		Coca-Cola Enterprises, Inc.	169,461
675	@, L	Green Mountain Coffee Roasters, Inc.	40,628
900	@	Hansen Natural Corp.	29,394
5,700		Molson Coors Brewing Co.	270,066
200	@	Peet’s Coffee & Tea, Inc.	5,262
950		Pepsi Bottling Group, Inc.	33,944
826		PepsiAmericas, Inc.	23,111
2,742		PepsiCo, Inc.	155,389
			945,111
		Biotechnology: 0.8%
10,253	@	Amgen, Inc.	612,514
800	@	Arqule, Inc.	4,336
3,714	@	Biogen Idec, Inc.	186,480
400	@	Bio-Rad Laboratories, Inc.	34,504
900	@	Charles River Laboratories International, Inc.	31,041
2,130	@	Cubist Pharmaceuticals, Inc.	44,048
540	@	Enzo Biochem, Inc.	2,749
1,240	@	Martek Biosciences Corp.	30,442
446	@	OSI Pharmaceuticals, Inc.	14,905
609	@	Regeneron Pharmaceuticals, Inc.	13,843
1,500	@	Vertex Pharmaceuticals, Inc.	56,115
			1,030,977
		Building Materials: 0.1%
259		AAON, Inc.	5,408
1,490		Apogee Enterprises, Inc.	19,668
700		Eagle Materials, Inc.	18,431
1,726		Gibraltar Industries, Inc.	20,781
152		Lennox International, Inc.	5,454
300		Martin Marietta Materials, Inc.	26,274
1,170	@, L	NCI Building Systems, Inc.	3,147
350	L	Texas Industries, Inc.	13,916
700		Universal Forest Products, Inc.	28,910
			141,989
		Chemicals: 0.6%
1,566		Airgas, Inc.	72,819
200		Albemarle Corp.	6,446
287		American Vanguard Corp.	2,514
586		Arch Chemicals, Inc.	17,123
1,142		Ashland, Inc.	41,889

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,086		Balchem Corp.	$27,041
2,826		Cabot Corp.	55,927
801		CF Industries Holdings, Inc.	65,410
700		Eastman Chemical Co.	36,512
1,159		HB Fuller Co.	22,879
1,255		Lubrizol Corp.	79,969
872		Minerals Technologies, Inc.	39,100
370		NewMarket Corp.	30,754
1,050	@	OM Group, Inc.	28,571
2,176	@	PolyOne Corp.	11,098
178		Quaker Chemical Corp.	3,688
2,100		RPM International, Inc.	34,188
1,850		Schulman A, Inc.	37,167
780		Sensient Technologies Corp.	20,419
600		Sherwin-Williams Co.	36,120
560		Stepan Co.	30,274
953		Terra Industries, Inc.	29,648
1,623		Valspar Corp.	43,464
427		Zep, Inc.	6,823
			779,843
		Coal: 0.0%
1,056		Arch Coal, Inc.	18,290
930	@, L	Patriot Coal Corp.	8,240
			26,530
		Commercial Services: 1.6%
1,500		Aaron Rents, Inc.	39,150
1,080		Administaff, Inc.	26,071
965	@, L	Alliance Data Systems Corp.	53,615
420	@	American Public Education, Inc.	14,553
780	@	AMN Healthcare Services, Inc.	7,699
2,266	@	Apollo Group, Inc. - Class A	146,882
19		Arbitron, Inc.	348
347	@	Bankrate, Inc.	9,886
661	@	Brink’s Home Security Holdings, Inc.	20,669
490	@, L	Capella Education Co.	31,042
650	@	Career Education Corp.	15,438
587		CDI Corp.	8,917
310		Chemed Corp.	13,497
19	@	Coinstar, Inc.	627
256	@	Consolidated Graphics, Inc.	5,289
3,100	@	Corinthian Colleges, Inc.	59,427
751	@	Corrections Corp. of America	14,900
200	@	Corvel Corp.	6,012
1,543		Deluxe Corp.	25,784
1,050	@	Forrester Research, Inc.	24,717
1,115	@	FTI Consulting, Inc.	48,547
517	@	Gartner, Inc.	8,613
1,090	@	Geo Group, Inc.	19,969
1,950		Global Payments, Inc.	82,758
3,600		H&R Block, Inc.	62,208
400		Healthcare Services Group	7,072
452		Heartland Payment Systems, Inc.	5,655
2,000	@	Hewitt Associates, Inc.	72,040
355		Hillenbrand, Inc.	7,107
338	@	HMS Holdings Corp.	12,712
650	@	ITT Educational Services, Inc.	68,244
1,150		Kelly Services, Inc.	13,202
1,500	@	Kendle International, Inc.	19,710
1,250		Lender Processing Services, Inc.	42,850
1,328	@	Live Nation, Inc.	9,336
1,500		Manpower, Inc.	77,550
3,500	@	MPS Group, Inc.	34,510
876	@	Navigant Consulting, Inc.	11,029
3,130	@	On Assignment, Inc.	12,520
410	@	Parexel International Corp.	5,260
3,078		Pharmaceutical Product Development, Inc.	61,899
430	@	Pre-Paid Legal Services, Inc.	19,711
2,350	@	Rent-A-Center, Inc.	46,366
12,780		RR Donnelley & Sons Co.	227,995
4,300	@	SAIC, Inc.	79,507
1,065		SEI Investments Co.	19,639
3,800		Service Corp. International	26,904
646	@	Spherion Corp.	3,501
100	L	Strayer Education, Inc.	21,110
1,380	@	TeleTech Holdings, Inc.	23,543
800	@	Ticketmaster	7,808
1,110	@	TrueBlue, Inc.	15,096
536	@	Universal Technical Institute, Inc.	10,790
638		Viad Corp.	11,529
1,000		Watson Wyatt Worldwide, Inc.	43,700
12,413		Western Union Co.	223,931
1,396	@	Wright Express Corp.	44,002
			2,032,446

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Computers: 4.0%
7,188	@	Apple, Inc.	$1,209,093
1,095	@	CACI International, Inc.	50,326
4,680	@	Ciber, Inc.	18,252
3,444	@	Computer Sciences Corp.	168,239
1,800		Diebold, Inc.	54,306
1,443	@	DST Systems, Inc.	66,104
26,100	@	EMC Corp.	414,990
24,651		Hewlett-Packard Co.	1,106,583
1,922		Imation Corp.	16,529
1,901	@	Insight Enterprises, Inc.	21,804
12,485		International Business Machines Corp.	1,473,854
900		Jack Henry & Associates, Inc.	20,979
1,900	@	Manhattan Associates, Inc.	33,877
2,418	@	Micros Systems, Inc.	67,390
130		MTS Systems Corp.	3,450
5,291	@	NCR Corp.	70,529
1,250	@, L	Palm, Inc.	16,663
1,780	@	Radisys Corp.	12,994
1,150	@	SYKES Enterprises, Inc.	24,139
1,340	@, L	Synaptics, Inc.	34,545
1,967	@	Synopsys, Inc.	41,759
3,082	@	Teradata Corp.	82,998
3,200	@	Western Digital Corp.	109,696
			5,119,099
		Cosmetics/Personal Care: 0.7%
18		Alberto-Culver Co.	475
230	@	Chattem, Inc.	14,085
16,732		Procter & Gamble Co.	905,369
			919,929
		Distribution/Wholesale: 0.3%
2,838	@	Brightpoint, Inc.	20,831
3,200		Genuine Parts Co.	118,528
4,179	@	Ingram Micro, Inc.	70,040
1,250	@	LKQ Corp.	21,700
1,000	L	Pool Corp.	23,820
1,303	@	Scansource, Inc.	36,471
645	@	School Specialty, Inc.	14,700
1,646	@	Tech Data Corp.	62,713
600		Watsco, Inc.	31,698
			400,501
		Diversified Financial Services: 0.8%
156	@	Affiliated Managers Group, Inc.	10,191
9,400		American Express Co.	317,908
27	@, L	AmeriCredit Corp.	466
437		CME Group, Inc.	127,184
2,600		Discover Financial Services	35,750
1,308		Eaton Vance Corp.	37,370
150		Greenhill & Co., Inc.	11,880
600	@	IntercontinentalExchange, Inc.	56,280
1,354	@	Investment Technology Group, Inc.	33,363
3,235	@	Jefferies Group, Inc.	76,540
3,700	@	Nasdaq Stock Market, Inc.	81,215
1,048		National Financial Partners Corp.	8,227
2,800		NYSE Euronext	79,352
2,226		OptionsXpress Holdings, Inc.	37,041
200	@	Piper Jaffray Cos.	10,136
1,320	L	Raymond James Financial, Inc.	30,030
140	@	Stifel Financial Corp.	7,882
690		SWS Group, Inc.	9,977
2,600		Waddell & Reed Financial, Inc.	68,978
1,074	@, L	World Acceptance, Corp.	27,956
			1,067,726
		Electric: 1.5%
600		Alliant Energy Corp.	15,804
6,333		American Electric Power Co., Inc.	199,046
300		Avista Corp.	5,856
450		Central Vermont Public Service Corp.	8,235
622		CH Energy Group, Inc.	28,463
2,600		Dominion Resources, Inc.	86,008
827		DPL, Inc.	20,485
10,043		DTE Energy Co.	349,296
3,600		Edison International	120,276
12,500		Exelon Corp.	625,250
1,828		Great Plains Energy, Inc.	32,088
2,082		MDU Resources Group, Inc.	40,412
2,050		NSTAR	64,862
1,919		NV Energy, Inc.	23,143
847		OGE Energy Corp.	26,494
2,623		PNM Resources, Inc.	30,637
5,500		Public Service Enterprise Group, Inc.	174,185

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
397		Unisource Energy Corp.	$11,608
5,100		Xcel Energy, Inc.	100,725
			1,962,873
		Electrical Components & Equipment: 0.1%
1,000		Ametek, Inc.	31,480
500	@	Energizer Holdings, Inc.	32,715
1,465		Hubbell, Inc.	56,359
			120,554
		Electronics: 1.0%
200		American Science & Engineering, Inc.	12,318
3,400		Amphenol Corp.	118,864
3,050	@	Arrow Electronics, Inc.	84,302
3,161	@	Avnet, Inc.	84,241
27	@	Axsys Technologies, Inc.	1,458
183		Badger Meter, Inc.	6,623
315		Bel Fuse, Inc.	5,324
2,930	@	Benchmark Electronics, Inc.	48,052
1,328		Brady Corp.	39,349
1,910	@	Checkpoint Systems, Inc.	31,840
1,003		CTS Corp.	8,887
650		Daktronics, Inc.	5,246
546	@	Dionex Corp.	32,836
769	@	FEI Co.	18,195
634		Gentex Corp.	9,250
218	@	Itron, Inc.	11,944
1,920		Methode Electronics, Inc.	16,570
610	@, @@	Mettler Toledo International, Inc.	53,314
2,516	@	Newport Corp.	17,838
513		Park Electrochemical Corp.	11,050
760	@	Plexus Corp.	19,137
10,600	@	Thermo Electron Corp.	479,226
1,150	@	Thomas & Betts Corp.	31,844
250	@	Trimble Navigation Ltd.	6,365
2,025	@	TTM Technologies, Inc.	20,493
460	@	Varian, Inc.	23,561
4,800	@	Vishay Intertechnology, Inc.	38,736
1,200		Watts Water Technologies, Inc.	36,204
			1,273,067
		Energy - Alternate Sources: 0.0%
128	@, L	Headwaters, Inc.	492
			492
		Engineering & Construction: 0.4%
1,300	@	Aecom Technology Corp.	35,633
2,201	@	Dycom Industries, Inc.	24,695
2,310	@	EMCOR Group, Inc.	53,523
900		Granite Construction, Inc.	28,890
590	@	Insituform Technologies, Inc.	11,299
2,300	@	Jacobs Engineering Group, Inc.	101,154
2,748		KBR, Inc.	62,242
1,780	@	Shaw Group, Inc.	52,207
360	@	Stanley, Inc.	9,234
1,510	@	URS Corp.	65,277
			444,154
		Entertainment: 0.0%
1,700	@	Shuffle Master, Inc.	12,886
			12,886
		Environmental Control: 0.1%
1,045	@	Calgon Carbon Corp.	14,944
155	@	Clean Harbors, Inc.	9,148
1,078	@	Darling International, Inc.	7,557
711	@	Tetra Tech, Inc.	21,003
1,987	@	Waste Connections, Inc.	54,344
			106,996
		Food: 0.9%
69	L	Cal-Maine Foods, Inc.	1,970
8		Corn Products International, Inc.	237
2,300	@	Dean Foods Co.	41,722
704		Diamond Foods, Inc.	19,677
740		J&J Snack Foods Corp.	32,338
5,400		JM Smucker Co.	282,258
13,120		Kraft Foods, Inc.	371,952
2,497		Kroger Co.	53,910
578		Lancaster Colony Corp.	29,050
144		Lance, Inc.	3,492
450		Nash Finch Co.	12,213
1,290	@	Ralcorp Holdings, Inc.	80,922
400		Sanderson Farms, Inc.	16,640
850	@, L	Smithfield Foods, Inc.	10,430
695	@	TreeHouse Foods, Inc.	25,750
13,200		Tyson Foods, Inc.	158,268
550	@	United Natural Foods, Inc.	14,861
			1,155,690

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 0.5%
60	@	Buckeye Technologies, Inc.	$605
230	@	Clearwater Paper Corp.	10,615
17,708		International Paper Co.	406,399
10,400		MeadWestvaco Corp.	228,280
700		Schweitzer-Mauduit International, Inc.	34,426
			680,325
		Gas: 0.7%
1,893		AGL Resources, Inc.	63,586
2,252		Atmos Energy Corp.	61,344
1,800		Energen Corp.	75,582
500		National Fuel Gas Co.	22,345
1,531		New Jersey Resources Corp.	56,264
100		Northwest Natural Gas Co.	4,210
872		Piedmont Natural Gas Co.	20,945
7,138		Sempra Energy	358,113
510		South Jersey Industries, Inc.	17,672
2,553		Southern Union Co.	50,652
690		Southwest Gas Corp.	16,802
2,808		UGI Corp.	71,632
1,150		WGL Holdings, Inc.	37,950
			857,097
		Hand/Machine Tools: 0.0%
269		Baldor Electric Co.	7,551
231		Kennametal, Inc.	5,094
500		Lincoln Electric Holdings, Inc.	22,760
240		Regal-Beloit Corp.	10,910
			46,315
		Healthcare - Products: 1.5%
53	@	Abaxism, Inc.	1,410
1,420	@	Align Technology, Inc.	19,028
2,690	@	American Medical Systems Holdings, Inc.	40,996
338		Beckman Coulter, Inc.	22,889
625		Cooper Cos., Inc.	17,075
1,160	@	Cyberonics	17,446
279	@	Edwards Lifesciences Corp.	17,265
1,500	@	Gen-Probe, Inc.	57,825
450	@	Haemonetics Corp.	23,688
800	@	Hanger Orthopedic Group, Inc.	11,208
1,250	@	Henry Schein, Inc.	66,225
275		Hill-Rom Holdings, Inc.	5,635
4,310	@	Hologic, Inc.	70,900
4,700	@	Hospira, Inc.	183,723
50	@	ICU Medical, Inc.	1,860
200	@, L	Idexx Laboratories, Inc.	10,152
745		Invacare Corp.	16,137
12,211		Johnson & Johnson	738,033
1,100	@	Kensey Nash Corp.	28,721
1,980	@	Kinetic Concepts, Inc.	63,261
10,372		Medtronic, Inc.	397,248
1,380	@	PSS World Medical, Inc.	28,207
253	@	Resmed, Inc.	11,615
2,200		Steris Corp.	63,844
700		Stryker Corp.	29,022
100		Techne Corp.	6,167
160		West Pharmaceutical Services, Inc.	6,430
600	@	Zoll Medical Corp.	10,788
			1,966,798
		Healthcare - Services: 1.0%
2,530		Aetna, Inc.	72,105
142	@	Air Methods Corp.	4,846
321	@, L	Almost Family, Inc.	8,850
902	@, L	Amedisys, Inc.	40,175
254	@	AMERIGROUP Corp.	6,007
1,738	@	Amsurg Corp.	35,281
1,190	@	Centene Corp.	20,599
2,670	@	Community Health Systems, Inc.	82,156
200	@	Covance, Inc.	10,620
2,500	@	Coventry Health Care, Inc.	54,575
210	@	Genoptix, Inc.	6,025
1,174	@	Gentiva Health Services, Inc.	25,887
1,600	@	Healthspring, Inc.	21,168
1,210	@	Healthways, Inc.	15,827
1,754	@	Humana, Inc.	62,618
200	@	IPC The Hospitalist Co., Inc.	5,908
1,900	@	Kindred Healthcare, Inc.	27,132
760	@	LHC Group, Inc.	18,582
946	@	LifePoint Hospitals, Inc.	23,773
2,350	@	Lincare Holdings, Inc.	62,017
1,420	@	Magellan Health Services, Inc.	45,568
1,430	@	Mednax, Inc.	74,460
1,027	@	Molina Healthcare, Inc.	20,797

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
1,189	@	Odyssey HealthCare, Inc.	$15,314
500	@	RehabCare Group, Inc.	10,495
12,007		UnitedHealth Group, Inc.	336,196
1,000		Universal Health Services, Inc.	58,760
850	@	WellCare Health Plans, Inc.	20,630
2,800	@	WellPoint, Inc.	147,980
			1,334,351
		Home Builders: 0.2%
4,600		D.R. Horton, Inc.	61,686
810		M/I Homes, Inc.	12,814
950		MDC Holdings, Inc.	35,587
900	@	Meritage Homes Corp.	20,169
100	@	NVR, Inc.	67,525
736		Ryland Group, Inc.	16,869
6,289	@	Standard-Pacific Corp.	22,829
1,307		Thor Industries, Inc.	34,047
1,419	@	Toll Brothers, Inc.	32,268
			303,794
		Home Furnishings: 0.0%
140	@	DTS, Inc.	3,752
1,980		La-Z-Boy, Inc.	16,771
670	@	Universal Electronics, Inc.	12,609
			33,132
		Household Products/Wares: 0.4%
1,400		American Greetings Corp.	19,446
1,821	@	Central Garden & Pet Co.	20,031
1,043		Church & Dwight Co., Inc.	59,587
590	@	Helen of Troy Ltd.	12,756
5,258		Kimberly-Clark Corp.	317,899
478		Scotts Miracle-Gro Co.	19,450
1,187		Tupperware Corp.	43,907
			493,076
		Housewares: 0.0%
1,020		Toro Co.	38,689
			38,689
		Insurance: 2.0%
7,496	S	Aflac, Inc.	304,488
2,642		American Financial Group, Inc.	67,767
586		American Physicians Capital, Inc.	17,486
1,065	@	Amerisafe, Inc.	18,190
1,900		AON Corp.	79,344
1,429		Arthur J. Gallagher & Co.	33,967
136		Brown & Brown, Inc.	2,702
11,431		Chubb Corp.	564,577
1,818		Delphi Financial Group	42,487
525		Employers Holdings, Inc.	7,791
1,327	@@	Everest Re Group Ltd.	111,879
3,021		Fidelity National Title Group, Inc.	45,375
200		First American Corp.	6,304
1,259		Hanover Insurance Group, Inc.	51,481
2,505		HCC Insurance Holdings, Inc.	66,232
2,950		Horace Mann Educators Corp.	36,138
781		Infinity Property & Casualty Corp.	34,341
2,700		Marsh & McLennan Cos., Inc.	63,558
346	@	Navigators Group, Inc.	17,957
1,298		Old Republic International Corp.	15,459
1,060	@	ProAssurance Corp.	55,650
700		Prudential Financial, Inc.	35,406
989		Reinsurance Group of America, Inc.	42,576
180		RLI Corp.	9,542
349		Safety Insurance Group, Inc.	11,213
1,934		Selective Insurance Group	32,917
181		Stancorp Financial Group, Inc.	6,843
28		Stewart Information Services Corp.	397
850		Tower Group, Inc.	20,392
9,436		Travelers Cos., Inc.	475,763
2,595		Unitrin, Inc.	49,123
8,266		UnumProvident Corp.	186,233
815		WR Berkley Corp.	20,823
			2,534,401
		Internet: 1.4%
1,400	@, L	Akamai Technologies, Inc.	24,696
1,659	@	Amazon.com, Inc.	134,694
446	@	Avocent Corp.	7,279
690	@	Blue Coat Systems, Inc.	13,531
360	@, L	Blue Nile, Inc.	19,937
901	@	Cybersource Corp.	13,830
588	@	DealerTrack Holdings, Inc.	11,866
181	@	Digital River, Inc.	6,393
21,153	@	eBay, Inc.	468,327
100	@	Equinix, Inc.	8,426
2,830	@	eResearch Technology, Inc.	17,801

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Internet (continued)
950	@	F5 Networks, Inc.	$32,766
1,750	@	Google, Inc. - Class A	807,923
1,697	@	j2 Global Communications, Inc.	36,265
96	@	Knot, Inc.	970
150	@, L	NetFlix, Inc.	6,549
760		Nutri/System, Inc.	10,815
1,820	@	Perficient, Inc.	14,123
800	@, L	Priceline.com, Inc.	123,184
1,310	@	Stamps.com, Inc.	11,292
3,427		United Online, Inc.	23,989
1,593	@	Websense, Inc.	24,150
			1,818,806
		Investment Companies: 0.0%
1,692		Apollo Investment Corp.	15,668
			15,668
		Iron/Steel: 0.5%
1,600		Allegheny Technologies, Inc.	48,592
2,980		Cliffs Natural Resources, Inc.	75,424
6,616		Nucor Corp.	294,677
1,750		Reliance Steel & Aluminum Co.	64,645
2,019		Steel Dynamics, Inc.	33,414
1,950		United States Steel Corp.	85,371
			602,123
		Leisure Time: 0.0%
750	@	Interval Leisure Group, Inc.	7,868
524		Polaris Industries, Inc.	19,760
			27,628
		Lodging: 0.0%
360		Marcus Corp.	4,507
			4,507
		Machinery - Construction & Mining: 0.2%
700		Bucyrus International, Inc.	20,895
2,500		Caterpillar, Inc.	113,275
1,431		Joy Global, Inc.	55,594
988	@	Terex Corp.	16,282
			206,046
		Machinery - Diversified: 0.4%
903	@	AGCO Corp.	28,210
1,237		Applied Industrial Technologies, Inc.	25,519
1,230	L	Briggs & Stratton Corp.	21,697
690		Cognex Corp.	11,054
2,050		Flowserve Corp.	176,813
890	@	Gardner Denver, Inc.	28,898
350		Graco, Inc.	8,789
1,127		IDEX Corp.	29,798
706	L	Lindsay Manufacturing Co.	29,306
219		Nordson Corp.	11,734
1,760		Roper Industries, Inc.	83,389
779		Wabtec Corp.	29,174
			484,381
		Media: 1.4%
48,979		Comcast Corp. – Class A	750,358
2,450	@, L	DIRECTV Group, Inc.	60,662
300		Factset Research Systems, Inc.	16,512
3		John Wiley & Sons, Inc.	95
1,800		McGraw-Hill Cos., Inc.	60,498
1,200		Scholastic Corp.	29,232
1,000		Scripps Networks Interactive - Class A	32,470
1,935	@	Time Warner Cable, Inc.	71,440
22,585		Time Warner, Inc.	630,347
7,300	@	Viacom - Class B	182,792
			1,834,406
		Metal Fabricate/Hardware: 0.1%
2,900		Commercial Metals Co.	49,097
100		Kaydon Corp.	3,338
200		Lawson Products	3,616
1,647		Mueller Industries, Inc.	39,841
1,700		Timken Co.	35,887
140		Valmont Industries, Inc.	11,526
2,838		Worthington Industries	37,376
			180,681
		Mining: 0.0%
146		Amcol International Corp.	3,232
442	@	Brush Engineered Materials, Inc.	9,804
29	@	Century Aluminum Co.	297
			13,333
		Miscellaneous Manufacturing: 2.6%
2,200		3M Co.	158,620
3,090		Actuant Corp.	43,662
656	L	Acuity Brands, Inc.	21,064
600		AO Smith Corp.	22,830
139		Aptargroup, Inc.	4,779

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
401	@	AZZ, Inc.	$13,802
1,177		Brink’s Co.	31,014
1,200		Carlisle Cos., Inc.	39,588
1,068	@	Ceradyne, Inc.	19,993
642		Clarcor, Inc.	20,583
3,500	@	Cooper Industries Ltd.	112,875
856		Crane Co.	20,090
1,368		Donaldson Co., Inc.	51,396
6,856		Dover Corp.	237,149
600		Eaton Corp.	32,370
431	@	EnPro Industries, Inc.	9,275
610	@	ESCO Technologies, Inc.	22,607
359		Federal Signal Corp.	2,567
100,615		General Electric Co.	1,398,536
1,097	@	Griffon Corp.	11,595
673		Harsco Corp.	20,991
1,100		Honeywell International, Inc.	40,436
9,900		Illinois Tool Works, Inc.	414,018
9,997		ITT Corp.	500,650
700		John Bean Technologies Corp.	11,683
176		Myers Industries, Inc.	1,804
744		Pentair, Inc.	21,078
400		SPX Corp.	22,272
560		Standex International Corp.	9,582
510	L	Sturm Ruger & Co., Inc.	7,043
500		Teleflex, Inc.	22,650
1,030		Tredegar Corp.	15,429
			3,362,031
		Office Furnishings: 0.0%
900		HNI, Corp.	19,332
1,377		Interface, Inc.	9,102
			28,434
		Office/Business Equipment: 0.4%
11,400		Pitney Bowes, Inc.	254,790
21,900		Xerox Corp.	189,435
			444,225
		Oil & Gas: 4.7%
5,823		Anadarko Petroleum Corp.	307,862
3,140		Apache Corp.	266,743
1,711	@	Atwood Oceanics, Inc.	48,729
381	@	Bill Barrett Corp.	11,140
7,700		Chesapeake Energy Corp.	175,868
7,611		Chevron Corp.	532,313
200		Cimarex Energy Co.	7,808
885	@	Comstock Resources, Inc.	31,267
10,011		ConocoPhillips	450,795
850	@	Encore Acquisition Co.	32,037
1,600		EOG Resources, Inc.	115,200
26,178		ExxonMobil Corp.	1,810,209
1,768		Frontier Oil Corp.	22,683
590		Helmerich & Payne, Inc.	19,741
4,107		Hess Corp.	207,773
1,100	@	Mariner Energy, Inc.	13,343
6,104		Murphy Oil Corp.	347,928
1,890	@	Newfield Exploration Co.	73,124
8,098		Occidental Petroleum Corp.	591,964
2,200		Patterson-UTI Energy, Inc.	29,238
17		Penn Virginia Corp.	326
116	@	Petroleum Development Corp.	1,588
524	@	Pioneer Drilling Co.	2,987
6,100		Pioneer Natural Resources Co.	176,656
1,764	@	Plains Exploration & Production Co.	46,305
2,063	@	Pride International, Inc.	53,184
337	@, L	Seahawk Drilling, Inc.	7,512
630		St. Mary Land & Exploration Co.	16,569
2,404	@	Stone Energy Corp.	30,675
2,254		Tesoro Corp.	31,736
15,000		XTO Energy, Inc.	579,000
			6,042,303
		Oil & Gas Services: 0.7%
685	@	Basic Energy Services, Inc.	4,644
4,538	@	Cameron International Corp.	162,052
600	@	Dril-Quip, Inc.	25,596
450		Gulf Island Fabrication, Inc.	6,737
889	@	Helix Energy Solutions Group, Inc.	10,401
83	@	Hornbeck Offshore Services, Inc.	1,831
670	@	ION Geophysical Corp.	1,709
61		Lufkin Industries, Inc.	2,699
1,100	@	Matrix Service Co.	12,122
368	@	NATCO Group, Inc.	15,309
11,663	@	National Oilwell Varco, Inc.	423,950
624	@	Oceaneering International, Inc.	32,554

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
1,159	@	Oil States International, Inc.	$34,156
721		Schlumberger Ltd.	40,520
746	@	SEACOR Holdings, Inc.	56,793
850	@	Superior Energy Services	15,496
1,196	@	Tetra Technologies, Inc.	10,549
			857,118
		Packaging & Containers: 0.6%
1,800		Ball Corp.	87,228
6,394		Bemis Co.	170,016
1,000	@	Owens-Illinois, Inc.	33,940
2,523		Packaging Corp. of America	51,368
7,200	@	Pactiv Corp.	178,920
1,160		Rock-Tenn Co.	59,496
5,814		Sealed Air Corp.	109,943
2,506		Sonoco Products Co.	65,006
1,469		Temple-Inland, Inc.	24,841
			780,758
		Pharmaceuticals: 3.5%
11,125		Abbott Laboratories	503,184
12,292		AmerisourceBergen Corp.	261,943
8,682		Bristol-Myers Squibb Co.	192,133
720	@	Catalyst Health Solutions, Inc.	20,563
3,150	@	Endo Pharmaceuticals Holdings, Inc.	71,096
4,055	@	Forest Laboratories, Inc.	118,690
9,400	@	King Pharmaceuticals, Inc.	97,572
8,219		McKesson Corp.	467,332
7,051	@	Medco Health Solutions, Inc.	389,356
2,007		Medicis Pharmaceutical Corp.	37,069
900		Merck & Co., Inc.	29,187
2,666		Omnicare, Inc.	61,025
684	@	Par Pharmaceutical Cos., Inc.	13,988
918		Perrigo Co.	27,099
72,650		Pfizer, Inc.	1,213,255
1,420	@	PharMerica Corp.	28,471
11,000		Schering-Plough Corp.	309,980
3,550	@	Sepracor, Inc.	64,433
1,400	@	Valeant Pharmaceuticals International	36,246
2,250	@	Viropharma, Inc.	18,000
2,775	@	Watson Pharmaceuticals, Inc.	97,930
9,317		Wyeth	445,818
			4,504,370
		Pipelines: 0.4%
1,612		Oneok, Inc.	54,615
25,600		Williams Cos., Inc.	420,864
			475,479
		Real Estate: 0.0%
780	@	Forestar Real Estate Group, Inc.	11,263
			11,263
		Retail: 4.7%
2,200	@	99 Cents Only Stores	29,854
2,050		Advance Auto Parts, Inc.	86,715
1,750	@	Aeropostale, Inc.	68,513
800		American Eagle Outfitters	10,800
5,400	@, L	Autonation, Inc.	102,492
1,600		Barnes & Noble, Inc.	33,104
3,800	@	Bed Bath & Beyond, Inc.	138,624
620		Big 5 Sporting Goods Corp.	9,467
850	@	BJ’s Wholesale Club, Inc.	27,710
1,380		Bob Evans Farms, Inc.	37,081
2,372		Brinker International, Inc.	34,536
851	L	Buckle, Inc.	22,509
438	@, L	Buffalo Wild Wings, Inc.	18,059
1,820	@	Cabela’s, Inc.	29,211
1,270	@	California Pizza Kitchen, Inc.	17,856
1,891	@	Carmax, Inc.	32,733
720		Casey’s General Stores, Inc.	19,980
1,130		Cash America International, Inc.	31,674
1,853		Cato Corp.	31,649
610	@	CEC Entertainment, Inc.	16,318
382	@	Charlotte Russe Holding, Inc.	6,643
2,245	@	Cheesecake Factory	41,241
3,100	@	Chico’s FAS, Inc.	39,463
900	@	Childrens Place Retail Stores, Inc.	27,297
750	@, L	Chipotle Mexican Grill, Inc.	62,910
881	@	Collective Brands, Inc.	13,955
476	@	Copart, Inc.	16,822
355		Cracker Barrel Old Country Store	10,086
2,000		CVS Caremark Corp.	75,040
659	@, L	DineEquity, Inc.	13,892
1,850	@	Dollar Tree, Inc.	92,389
2,460	@	Dress Barn, Inc.	39,926
4,998		Family Dollar Stores, Inc.	151,339

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,050		Finish Line	$16,913
1,270	@	First Cash Financial Services, Inc.	23,863
2,750		Foot Locker, Inc.	29,315
2,141		Fred’s, Inc.	28,004
10,123		Gap, Inc.	198,917
703		Group 1 Automotive, Inc.	19,804
710		Guess ?, Inc.	24,878
670	@	Gymboree Corp.	30,009
610		Haverty Furniture Cos., Inc.	7,119
700	@	Hibbett Sporting Goods, Inc.	12,299
22,813		Home Depot, Inc.	622,567
1,450	@	HOT Topic, Inc.	10,092
700	@	HSN, Inc.	7,280
530	@	Jack in the Box, Inc.	10,807
5,300		JC Penney Co., Inc.	159,212
995	@	Jo-Ann Stores, Inc.	27,183
619	@	JoS. A Bank Clothiers, Inc.	27,242
4,500	@	Kohl’s Corp.	232,155
16,300		Limited Brands, Inc.	243,196
7,200		Lowe’s Cos., Inc.	154,800
1,400	@	MarineMax, Inc.	9,870
9,050		McDonald’s Corp.	508,972
1,115		Men’s Wearhouse, Inc.	28,990
1,149		MSC Industrial Direct Co.	45,397
924	@	Panera Bread Co.	48,242
306	@	Papa John’s International, Inc.	7,183
827		PetMed Express, Inc.	14,960
2,948		Petsmart, Inc.	61,643
998	@	PF Chang’s China Bistro, Inc.	31,846
950		Phillips-Van Heusen	35,891
2,600		Ross Stores, Inc.	121,264
690	@	Ruby Tuesday, Inc.	5,037
2,300	@, L	Sears Holding Corp.	145,935
2,077		Stage Stores, Inc.	27,728
13,801		Staples, Inc.	298,240
7,600	@	Starbucks Corp.	144,324
1,133	@	Steak N Shake Co.	11,874
1,435	@	Stein Mart, Inc.	17,737
11,971		Target Corp.	562,637
647	@	Texas Roadhouse, Inc.	6,593
1,160	@	Tractor Supply Co.	54,590
407	@	Urban Outfitters, Inc.	11,571
10,026		Wal-Mart Stores, Inc.	510,023
2,880		Williams-Sonoma, Inc.	55,094
1,010		World Fuel Services Corp.	45,389
			6,086,573
		Savings & Loans: 0.5%
1,600		Dime Community Bancshares	18,026
2,842		First Niagara Financial Group, Inc.	37,173
31,728		Hudson City Bancorp., Inc.	416,271
7,400	L	New York Community Bancorp., Inc.	78,736
4,100		NewAlliance Bancshares, Inc.	48,216
			598,422
		Semiconductors: 1.2%
4,824	@	Atmel Corp.	19,923
6,200	@	Broadcom Corp.	176,390
900	@, L	Cree, Inc.	33,156
4,333	@	Cypress Semiconductor Corp.	43,850
610	@	Diodes, Inc.	12,365
1,069	@	DSP Group, Inc.	8,445
1,400	@	Fairchild Semiconductor International, Inc.	14,084
290	@	Hittite Microwave Corp.	9,982
6,850	@	Integrated Device Technology, Inc.	46,786
13,810		Intel Corp.	280,619
1,600		Intersil Corp.	23,680
1,300	@	Kopin Corp.	5,005
860	@	Lam Research Corp.	26,402
2,185	@	Microsemi Corp.	30,830
1,300	@	MKS Instruments, Inc.	23,959
700	@	Rudolph Technologies, Inc.	4,494
1,905	@	Semtech Corp.	34,804
600	@, L	Sigma Designs, Inc.	8,478
3,600	@	Skyworks Solutions, Inc.	41,940
100	@	Supertex, Inc.	2,584
27,700		Texas Instruments, Inc.	681,143
1,242	@	Triquint Semiconductor, Inc.	9,091
750	@	Ultratech, Inc.	8,123
1,075	@	Varian Semiconductor Equipment Associates, Inc.	32,863
669	@	Veeco Instruments, Inc.	14,370
			1,593,366
		Software: 2.5%
2,387		Acxiom Corp.	21,769

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Software (continued)
225	@, L	Advent Software, Inc.	$8,705
1,000	@	Ansys, Inc.	35,140
133	@	Avid Technology, Inc.	1,733
650		Blackbaud, Inc.	12,519
3,900		Broadridge Financial Solutions ADR	81,198
18,386		CA, Inc.	409,824
862	@	Cerner Corp.	53,194
670	@	Commvault Systems, Inc.	12,254
12,200	@	Compuware Corp.	87,962
758	@	Concur Technologies, Inc.	26,803
1,451	@	CSG Systems International	21,867
142	@	Ebix, Inc.	7,009
1,882	@	Eclipsys Corp.	31,542
3,120	@	Epicor Software Corp.	19,656
2,300		Fair Isaac Corp.	51,290
6,672		Fidelity National Information Services, Inc.	163,864
800	@	JDA Software Group, Inc.	15,472
400	@	Mantech International Corp.	21,136
1,400	@	Metavante Technologies, inc.	44,114
41,150		Microsoft Corp.	1,014,348
34,283		Oracle Corp.	749,769
1,768	@	Parametric Technology Corp.	23,514
1,231	@	Phase Forward, Inc.	15,831
840	@	Progress Software Corp.	18,715
221	L	Quality Systems, Inc.	11,899
3,000	@	Quest Software, Inc.	49,470
790	@	Smith Micro Software, Inc.	9,125
380	@	SPSS, Inc.	18,924
2,273	@	Sybase, Inc.	79,214
1,050	@	SYNNEX Corp.	31,133
1,850	@	Take-Two Interactive Software, Inc.	19,425
280	@	Taleo Corp.	5,065
460	@	Tyler Technologies, Inc.	7,006
			3,180,489
		Telecommunications: 3.6%
9,479	@	3Com Corp.	41,234
1,515	@	ADC Telecommunications, Inc.	12,893
305		Adtran, Inc.	6,936
577	@	Anixter International, Inc.	20,241
935		Applied Signal Technology, Inc.	23,814
3,078	@	Arris Group, Inc.	40,814
39,535		AT&T, Inc.	1,029,887
850		Black Box Corp.	21,284
600	@	Cbeyond, Inc.	8,616
4,900		CenturyTel, Inc.	157,927
168	@	Cincinnati Bell, Inc.	559
60,488	@	Cisco Systems, Inc.	1,306,541
2,141	@	CommScope, Inc.	57,721
1,020	@	Comtech Telecommunications	34,700
8,571		Corning, Inc.	129,251
402	@	EMS Technologies, Inc.	7,567
650	@	General Communication, Inc.	4,336
3,250	@	Harmonic, Inc.	21,450
1,900		Harris Corp.	65,987
610		Iowa Telecommunications Services, Inc.	6,960
790	@	Netgear, Inc.	13,493
1,950	@	NeuStar, Inc.	45,201
770	@	Neutral Tandem, Inc.	19,258
1,245	@	Novatel Wireless, Inc.	12,014
888		Plantronics, Inc.	21,214
900	@	Polycom, Inc.	21,231
13,930		Qualcomm, Inc.	646,631
15,400		Qwest Communications International, Inc.	55,286
4,300	@	RF Micro Devices, Inc.	20,210
30,583	@	Sprint Nextel Corp.	111,934
2,004	@	Symmetricom, Inc.	10,521
992	@	Syniverse Holdings, Inc.	17,727
801	@	Tekelec	12,472
1,310		Telephone & Data Systems, Inc.	34,545
19,248		Verizon Communications, Inc.	597,458
			4,637,913
		Textiles: 0.1%
735		G&K Services, Inc.	17,273
378	@	Mohawk Industries, Inc.	18,945
761		Unifirst Corp.	30,356
			66,574
		Toys/Games/Hobbies: 0.0%
1,150	@	Marvel Entertainment, Inc.	55,626
			55,626
		Transportation: 0.7%
295	@	Bristow Group, Inc.	8,614
869		Con-way, Inc.	36,289

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
6,800		CSX Corp.	$289,000
1,632		Heartland Express, Inc.	23,109
642	@	HUB Group, Inc.	14,079
595		JB Hunt Transport Services, Inc.	16,678
307	@	Kansas City Southern	7,337
1,123	@	Kirby Corp.	41,607
300		Knight Transportation, Inc.	4,947
856		Landstar System, Inc.	29,849
392	@	Old Dominion Freight Line	14,026
493		Overseas Shipholding Group	17,437
1,700		Ryder System, Inc.	64,600
1,412		Tidewater, Inc.	60,956
1,567		Union Pacific Corp.	93,722
2,300		United Parcel Service, Inc. - Class B	122,958
			845,208
		Trucking & Leasing: 0.0%
160		GATX Corp.	4,389
			4,389
		Water: 0.0%
300	L	Aqua America, Inc.	5,055
			5,055
		Total Common Stock
		(Cost $64,453,983)	76,953,380
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Apartments: 0.3%
761		BRE Properties, Inc.	21,513
805		Camden Property Trust	29,544
5,219		Equity Residential	142,531
100		Essex Property Trust, Inc.	7,461
991		Home Properties, Inc.	37,628
720		Mid-America Apartment Communities, Inc.	31,522
450		Post Properties, Inc.	7,668
5,000		UDR, Inc.	63,950
			341,817
		Diversified: 0.2%
2,124	L	Cousins Properties, Inc.	17,608
1,909		Duke Realty Corp.	21,992
895		Entertainment Properties Trust	28,067
3,072		Lexington Realty Trust	14,316
2,600		Liberty Property Trust	85,202
1,241		Potlatch Corp.	36,113
595		PS Business Parks, Inc.	31,493
			234,791
		Forest Products & Paper: 0.1%
2,000		Rayonier, Inc.	85,900
			85,900
		Healthcare: 0.1%
799		Healthcare Realty Trust, Inc.	17,298
2,329		Medical Properties Trust, Inc.	17,631
1,500		Nationwide Health Properties, Inc.	47,820
2,840		Senior Housing Properties Trust	56,970
			139,719
		Hotels: 0.0%
3,065		DiamondRock Hospitality Co.	20,995
1,971		LaSalle Hotel Properties	32,620
			53,615
		Office Property: 0.2%
1,414	L	Alexandria Real Estate Equities, Inc.	78,774
1,524		BioMed Realty Trust, Inc.	20,544
800		Corporate Office Properties Trust SBI MD	29,488
530		Franklin Street Properties Corp.	7,531
325		Highwoods Properties, Inc.	9,545
803		Kilroy Realty Corp.	22,251
1,050		Mack-Cali Realty Corp.	33,632
1,241		Parkway Properties, Inc.	22,462
			224,227
		Regional Malls: 0.3%
1,073	L	Macerich Co.	30,752
3,045		Pennsylvania Real Estate Investment Trust	20,188
5,474		Simon Property Group, Inc.	348,256
			399,196
		Shopping Centers: 0.1%
31		Acadia Realty Trust	475
1,800		Cedar Shopping Centers, Inc.	11,574
806		Equity One, Inc.	12,695
250		Federal Realty Investment Trust	15,593
1,063		Inland Real Estate Corp.	8,908
2,516		Kite Realty Group Trust	9,158
300		Regency Centers Corp.	10,065
520		Tanger Factory Outlet Centers, Inc.	19,562

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Shopping Centers (continued)
2,799		Weingarten Realty Investors	$55,588
			143,618
		Single Tenant: 0.1%
1,050		National Retail Properties, Inc.	21,546
2,300		Realty Income Corp.	58,765
			80,311
		Storage: 0.1%
610		Extra Space Storage, Inc.	6,039
1,850		Public Storage, Inc.	130,518
553		Sovran Self Storage, Inc.	16,253
			152,810
		Warehouse/Industrial: 0.0%
2,163		AMB Property Corp.	49,381
270		EastGroup Properties, Inc.	10,163
			59,544
		Total Real Estate Investment Trusts
		(Cost $1,580,681)	1,915,548
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
1,200		iShares S&P SmallCap 600 Index Fund	59,952
2,000	L	Midcap SPDR Trust Series 1	237,780
		Total Exchange-Traded Funds
		(Cost $256,587)	297,732
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
204	#, P	Zurich RegCaPS Funding Trust	139,804
		Total Preferred Stock
		(Cost $193,800)	139,804

Principal Amount			Value
CORPORATE BONDS/NOTES: 13.0%
		Advertising: 0.0%
$45,000	#	Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$47,250
			47,250
		Agriculture: 0.2%
147,000		Altria Group, Inc., 9.700%, due 11/10/18	180,104
12,000		Philip Morris International, Inc., 5.650%, due 05/16/18	12,784
45,000		Philip Morris International, Inc., 6.875%, due 03/17/14	51,434
			244,322
		Banks: 2.8%
110,000		American Express Bank FSB, 5.500%, due 04/16/13	114,236
100,000		Bank of America Corp., 5.420%, due 03/15/17	91,672
100,000		Bank of America Corp., 8.000%, due 12/29/49	87,684
30,000	@@	Bank of Ireland, 0.875%, due 12/29/49	10,500
300,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	296,560
35,000		Capital One Financial Corp., 7.375%, due 05/23/14	38,218
223,000		Citigroup, Inc., 5.000%, due 09/15/14	204,536
126,000		Citigroup, Inc., 5.250%, due 02/27/12	127,690
107,000		Citigroup, Inc., 6.125%, due 05/15/18	100,772
49,000		Citigroup, Inc., 6.375%, due 08/12/14	49,603
113,000	@@	Credit Suisse/New York NY, 5.300%, due 08/13/19	114,553
77,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	48,270
217,000		Fifth Third Bancorp., 8.250%, due 03/01/38	193,260
250,000		First Tennessee Bank NA, 5.650%, due 04/01/16	203,010
72,000	L	Goldman Sachs Group, Inc., 5.250%, due 04/01/13	75,535
67,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	71,473
78,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	81,764
134,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	144,626
110,000	@@	HSBC Bank PLC, 1.288%, due 06/29/49	63,800
250,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	262,097
208,000		Morgan Stanley, 4.750%, due 04/01/14	206,706
35,000		Morgan Stanley, 6.750%, due 04/15/11	37,237
105,000		Morgan Stanley, 7.300%, due 05/13/19	117,138
212,000		National City Preferred Capital Trust I, 12.000%, due 12/29/49	229,502
179,000	@@, #	Rabobank, 11.000%, due 12/29/49	212,013
250,000		Wachovia Bank NA, 6.000%, due 11/15/17	262,080
136,000		Wachovia Bank NA, 6.600%, due 01/15/38	141,856
			3,586,391
		Beverages: 0.3%
125,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	133,283
122,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	143,094
83,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	92,733
			369,110
		Building Materials: 0.1%
100,000	#	USG Corp., 9.750%, due 08/01/14	103,250
			103,250

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Chemicals: 0.2%
$60,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	$65,803
56,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	64,428
36,000		Dow Chemical Co., 5.900%, due 02/15/15	35,978
91,000		Dow Chemical Co., 7.600%, due 05/15/14	98,360
			264,569
		Coal: 0.1%
125,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	125,625
			125,625
		Commercial Services: 0.1%
110,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	111,425
			111,425
		Computers: 0.2%
110,000		Hewlett-Packard Co., 4.750%, due 06/02/14	117,875
95,000	@@	Seagate Technology, Inc., 6.800%, due 10/01/16	85,500
			203,375
		Diversified Financial Services: 1.3%
203,000	@@, #	Aiful Corp., 4.450%, due 02/16/10	149,217
48,000		American Express Credit Corp., 5.125%, due 08/25/14	48,635
75,000		American Express Credit Corp., 7.300%, due 08/20/13	82,278
64,000		Capital One Bank USA NA, 6.500%, due 06/13/13	64,605
250,000		Capital One Bank USA NA, 8.800%, due 07/15/19	268,293
87,000		Capital One Capital V, 10.250%, due 08/15/39	88,671
54,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	49,041
132,000	@@	Credit Suisse/Guernsey, 5.860%, due 12/31/49	95,700
120,000		FIA Card Services NA, 6.625%, due 06/15/12	125,947
96,000		Fund American Cos., Inc., 5.875%, due 05/15/13	91,487
168,000		General Electric Capital Corp., 5.875%, due 01/14/38	149,616
18,000		General Electric Capital Corp., 6.000%, due 08/07/19	18,170
128,000		General Electric Capital Corp., 6.875%, due 01/10/39	127,345
200,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	199,042
99,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	103,230
42,000		National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	54,536
200,000	#, ±	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	650
			1,716,463
		Electric: 1.6%
45,000		AES Corp., 8.000%, due 10/15/17	43,313
59,000		Ameren Corp., 8.875%, due 05/15/14	64,302
308,000		Commonwealth Edison Co., 6.950%, due 07/15/18	345,271
90,000		DTE Energy Co., 7.050%, due 06/01/11	95,662
45,000		Duke Energy Corp., 3.950%, due 09/15/14	45,543
90,000		Duke Energy Corp., 6.300%, due 02/01/14	99,382
53,000		Entergy Texas, Inc., 7.125%, due 02/01/19	58,551
35,000	#	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	35,816
45,000	#	FirstEnergy Solutions Corp., 6.050%, due 08/15/21	45,587
20,000	#	FirstEnergy Solutions Corp., 6.800%, due 08/15/39	20,495
49,000		Indiana Michigan Power, 7.000%, due 03/15/19	55,856
34,000		Jersey Central Power and Light, 7.350%, due 02/01/19	39,865
44,881	#	Juniper Generation, LLC, 6.790%, due 12/31/14	41,067
99,000		Metropolitan Edison, 7.700%, due 01/15/19	114,957
317,000		NorthWestern Corp., 5.875%, due 11/01/14	333,649
95,000		Oncor Electric Delivery Co., 6.800%, due 09/01/18	108,181
129,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	162,644
52,000		Progress Energy, Inc., 6.050%, due 03/15/14	57,022
41,000		Progress Energy, Inc., 7.050%, due 03/15/19	47,392
112,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	117,483
100,000		Southwestern Electric Power, 5.550%, due 01/15/17	101,953
			2,033,991
		Electronics: 0.0%
65,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	64,269
			64,269
		Energy - Alternate Sources: 0.0%
200,000	I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	20
200,000	I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	20
30,885	I, X	PEA Lima, LLC, 0.000%, due 03/20/14	3
			43
		Entertainment: 0.2%
30,000	#	AMC Entertainment, Inc., 8.750%, due 06/01/19	29,925
95,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	94,050
50,000	#	Warner Music Group, 9.500%, due 06/15/16	52,000
20,000	+	WMG Holdings Corp., 0.000% (step rate 9.500%), due 12/15/14	17,500
			193,475
		Food: 0.3%
145,000		Kraft Foods, Inc., 6.125%, due 02/01/18	158,948
31,000		Kraft Foods, Inc., 6.500%, due 08/11/17	34,730
45,000		Safeway, Inc., 6.250%, due 03/15/14	49,529
105,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	107,625
			350,832
		Forest Products & Paper: 0.0%
52,000		Domtar Corp., 10.750%, due 06/01/17	56,940
			56,940

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Gas: 0.1%
$125,000		Sempra Energy, 6.500%, due 06/01/16	$137,668
			137,668
		Healthcare - Products: 0.1%
95,000	&	Biomet, Inc., 10.375%, due 10/15/17	99,513
			99,513
		Healthcare - Services: 0.2%
50,000		HCA, Inc., 9.250%, due 11/15/16	50,750
95,000	&	HCA, Inc., 9.625%, due 11/15/16	96,188
52,000	#	US Oncology, Inc., 9.125%, due 08/15/17	54,340
			201,278
		Insurance: 0.9%
340,000	@@	Aegon NV, 3.598%, due 12/31/49	134,300
180,000		American International Group, Inc., 5.850%, due 01/16/18	120,123
72,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	71,859
85,000		Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	75,395
65,000		Lincoln National Corp., 8.750%, due 07/01/19	72,809
140,000		Metlife, Inc., 7.717%, due 02/15/19	164,041
62,000	#	Nationwide Mutual Insurance Co., 9.375%, due 08/15/39	62,115
97,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	103,159
56,000		Principal Financial Group, Inc., 7.875%, due 05/15/14	61,870
43,000		Prudential Financial, Inc., 5.700%, due 12/14/36	37,859
89,000		Prudential Financial, Inc., 6.000%, due 12/01/17	88,889
10,000		Prudential Financial, Inc., 6.625%, due 12/01/37	9,774
89,000		Prudential Financial, Inc., 7.375%, due 06/15/19	96,896
			1,099,089
		Investment Companies: 0.0%
45,000	@@, #	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	46,135
			46,135
		Iron/Steel: 0.1%
126,000	@@	ArcelorMittal, 9.850%, due 06/01/19	144,154
			144,154
		Lodging: 0.1%
121,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	123,614
			123,614
		Machinery - Diversified: 0.1%
60,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	59,400
52,000		Roper Industries, Inc., 6.250%, due 09/01/19	52,869
			112,269
		Media: 1.4%
34,000		Comcast Corp., 5.300%, due 01/15/14	36,223
32,000		Comcast Corp., 5.900%, due 03/15/16	34,183
150,000		Comcast Corp., 6.300%, due 11/15/17	163,964
218,000	#	COX Communications, Inc., 6.250%, due 06/01/18	232,400
62,000	#	COX Communications, Inc., 6.950%, due 06/01/38	67,973
33,000		Discovery Communications, LLC, 5.625%, due 08/15/19	33,808
50,000		Echostar DBS Corp., 7.125%, due 02/01/16	48,250
95,000	#	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	94,525
80,000	#	News America, Inc., 5.650%, due 08/15/20	82,472
91,000		News America, Inc., 6.650%, due 11/15/37	93,881
184,000	#	News America, Inc., 6.900%, due 03/01/19	207,650
338,000		Time Warner Cable, Inc., 6.200%, due 07/01/13	365,560
224,000		Time Warner, Inc., 5.500%, due 11/15/11	237,769
17,000		Time Warner, Inc., 7.700%, due 05/01/32	18,903
58,000		Viacom, Inc., 4.375%, due 09/15/14	58,155
28,000		Viacom, Inc., 5.625%, due 09/15/19	28,318
			1,804,034
		Mining: 0.1%
56,000	@@	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	65,330
			65,330
		Miscellaneous Manufacturing: 0.2%
25,000	@@, #, L	Bombardier, Inc., 8.000%, due 11/15/14	24,531
81,000		General Electric Co., 5.250%, due 12/06/17	82,837
135,000	@@	Tyco International Finance, 8.500%, due 01/15/19	163,265
			270,633
		Oil & Gas: 0.2%
53,000		Chesapeake Energy Corp., 7.250%, due 12/15/18	48,760
49,000		Hess Corp., 8.125%, due 02/15/19	58,080
86,000		Marathon Oil Corp., 6.500%, due 02/15/14	94,812
42,000		Marathon Oil Corp., 7.500%, due 02/15/19	48,041
			249,693
		Oil & Gas Services: 0.0%
51,000	@@	Weatherford International, Ltd., 9.625%, due 03/01/19	62,059
			62,059
		Packaging & Containers: 0.0%
30,000	#	Solo Cup Co., 10.500%, due 11/01/13	31,650
			31,650
		Pharmaceuticals: 0.1%
51,000		Express Scripts, Inc., 6.250%, due 06/15/14	55,796
13,000		Express Scripts, Inc., 7.250%, due 06/15/19	15,103
47,000	@@	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	49,920
51,000		Watson Pharmaceuticals, Inc., 5.000%, due 08/15/14	51,657
			172,476

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Pipelines: 0.4%
$88,000		Enbridge Energy Partners, 9.875%, due 03/01/19	$109,039
77,000		Energy Transfer Partners, 9.700%, due 03/15/19	95,066
54,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	61,272
58,000		Plains All American Pipeline L.P., 4.250%, due 09/01/12	59,621
32,000	@@	Trans-Canada Pipelines, 7.125%, due 01/15/19	37,357
36,000	@@	Trans-Canada Pipelines, 7.625%, due 01/15/39	44,857
113,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	123,741
			530,953
		Real Estate: 0.1%
44,000		Hospitality Properties Trust, 7.875%, due 08/15/14	43,402
90,000	L	Simon Property Group, Inc., 6.750%, due 05/15/14	96,535
			139,937
		Retail: 0.1%
46,000		CVS Caremark Corp., 6.600%, due 03/15/19	52,180
95,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	96,900
28,000		Yum! Brands, Inc., 5.300%, due 09/15/19	28,270
			177,350
		Telecommunications: 1.1%
282,000		AT&T, Inc., 6.550%, due 02/15/39	308,753
100,000	@@	British Telecommunications PLC, 5.950%, due 01/15/18	101,997
45,000		Cricket Communications, Inc., 9.375%, due 11/01/14	42,638
52,000		Cricket Communications, Inc., 10.000%, due 07/15/15	50,570
34,000	@@	Deutsche Telekom International Finance, 5.250%, due 07/22/13	36,251
10,000		Embarq Corp., 6.738%, due 06/01/13	10,704
123,000		Embarq Corp., 7.995%, due 06/01/36	126,936
97,000	@@, #	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	97,728
45,000		MetroPCS Wireless, Inc., 9.250%, due 11/01/14	44,381
50,000		Nextel Communications, Inc., 5.950%, due 03/15/14	42,250
52,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	50,440
50,000		Sprint Nextel Corp., 6.000%, due 12/01/16	42,250
32,000	@@	Telefonica Emisones SAU, 5.877%, due 07/15/19	34,876
89,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	99,872
35,000		Verizon Communications, Inc., 7.350%, due 04/01/39	42,177
95,000		Verizon Communications, Inc., 8.950%, due 03/01/39	129,701
125,000	#	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	135,306
			1,396,830
		Transportation: 0.3%
58,000		CSX Corp., 6.250%, due 04/01/15	64,338
114,000		CSX Corp., 7.450%, due 04/01/38	135,480
67,000		Union Pacific Corp., 5.125%, due 02/15/14	70,992
95,000		Union Pacific Corp., 5.700%, due 08/15/18	101,649
			372,459
		Total Corporate Bonds/Notes
		(Cost $16,354,469)	16,708,454
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.6%
		Federal Home Loan Mortgage Corporation##: 4.7%
50,178		4.969%, due 04/01/35	52,134
398,000	W	5.000%, due 10/15/34	407,142
994,764	S	5.000%, due 08/15/16-04/15/23	1,050,402
520,000		5.000%, due 09/15/31-04/15/32	538,813
444,000	S	5.500%, due 04/15/33	466,750
771,011		5.500%, due 12/15/20-05/15/36	805,235
271,564		5.669%, due 05/01/37	285,567
2,166,202	S	6.000%, due 01/15/29-10/15/32	2,306,459
21,347		6.000%, due 04/01/14	22,478
63,864		6.500%, due 11/01/28-12/01/31	68,683
			6,003,663
		Federal National Mortgage Association##: 4.6%
15,970		0.406%, due 04/25/35	14,684
7,925		0.616%, due 08/25/33	7,693
183,000	W	4.000%, due 06/25/39	178,997
152,000	W	4.500%, due 10/15/18	155,800
1,404,265	S	5.000%, due 06/01/33-07/01/37	1,449,163
33,378		5.000%, due 02/25/29-07/01/36	34,500
84,204		5.029%, due 07/01/35	87,803
50,803		5.251%, due 08/01/35	52,975
698,000	W	5.500%, due 10/15/35	724,066
162,658	S	5.500%, due 04/01/38	169,603
328,338		5.500%, due 05/25/30-07/01/38	345,276
599,452	S	6.000%, due 07/25/29-04/25/31	644,518
268,070		6.000%, due 08/01/16-01/01/38	283,858
1,549,000	W	6.500%, due 10/01/31	1,649,927
79,133		7.000%, due 06/01/31	87,134
84,936		7.500%, due 09/01/30-01/25/48	93,334
			5,979,331
		Government National Mortgage Association: 2.3%
4,061		4.375%, due 04/20/28	4,150
1,023,000	W	4.500%, due 03/15/39	1,027,796
382,617	S	4.500%, due 04/15/39	386,709

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Government National Mortgage Association (continued)
$211,000		4.500%, due 03/20/39	$211,595
189,000	W	5.000%, due 10/15/34	193,754
582,436		5.500%, due 09/15/38-03/20/39	610,263
353,968	S	6.500%, due 09/15/38	376,948
96,686		6.500%, due 06/15/29-01/15/32	104,435
65,056		7.500%, due 12/15/23	72,530
			2,988,180
		Total U.S. Government Agency Obligations
		(Cost $14,668,355)	14,971,174
U.S. TREASURY OBLIGATIONS: 6.4%
		U.S. Treasury Notes: 6.4%
2,800,000	L	1.000%, due 07/31/11	2,804,813
370,000		1.000%, due 08/31/11	370,231
2,021,000		1.750%, due 08/15/12	2,037,580
1,316,000	L	2.625%, due 07/31/14	1,332,039
179,000		3.250%, due 06/30/16	182,077
465,000		3.625%, due 08/15/19	473,864
1,065,000		4.250%, due 05/15/39	1,077,148
		Total U.S. Treasury Obligations
		(Cost $8,213,372)	8,277,752
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.5%
85,000	#	Bank of America Auto Trust, 2.670%, due 07/15/13	85,925
67,000		Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	67,620
183,000		Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	186,705
50,000		Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	50,164
78,000		Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	81,920
51,000		Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	51,653
23,000		Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	23,786
73,000	S	USAA Auto Owner Trust, 5.070%, due 06/15/13	76,466
			624,239
		Home Equity Asset-Backed Securities: 0.4%
377,902	S	GSAA Trust, 5.242%, due 05/25/35	349,913
112,000	#	Irwin Home Equity, 5.960%, due 08/25/37	39,630
23,319		Merrill Lynch Mortgage Investors Trust, 0.626%, due 07/25/34	16,280
3,824		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	3,725
59,112		Residential Funding Mortgage Securities II, Inc., 5.886%, due 05/25/37	52,696
19,486		Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	18,950
			481,194
		Other Asset-Backed Securities: 0.8%
15,684		Amortizing Residential Collateral Trust, 0.826%, due 05/25/32	9,410
10,313		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.866%, due 07/25/33	8,605
1,145		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	1,124
182,719		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	170,814
45,065		Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	34,572
119,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	90,146
97,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	53,447
87,415		Equity One, Inc., 5.050%, due 09/25/33	73,875
1,355,698	S	First Horizon Asset Back Trust, 0.396%, due 10/25/26	597,279
250,000	I	Hudson Mezzanine Funding, 1.118%, due 06/12/42	—
20,146		Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	10,602
4,939		Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	4,856
2,897		Residential Asset Mortgage Products, Inc., 0.886%, due 06/25/33	1,715
82,906		Structured Asset Securities Corp., 4.910%, due 06/25/33	60,104
			1,116,549
		Total Asset-Backed Securities
		(Cost $3,484,453)	2,221,982
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
302,934		American Home Mortgage Investment Trust, 0.646%, due 11/25/45	73,536
82,406		Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	82,486
399,766		Banc of America Funding Corp., 5.257%, due 09/20/35	264,063
228,286		Banc of America Mortgage Securities, Inc., 5.146%, due 09/25/35	200,636
31,405		Bear Stearns Alternative-A Trust, 0.586%, due 07/25/34	20,405
134,557		Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	135,686
136,299		Chase Mortgage Finance Corp., 5.500%, due 11/25/35	126,822
195,000		Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	170,013
230,000		Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	202,773
95,951		Countrywide Alternative Loan Trust, 0.506%, due 11/25/46	27,104
1,517,747	S	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	898,013
1,508,943	S	Countrywide Alternative Loan Trust, 6.000%, due 10/25/35	986,577
68,791		Countrywide Home Loan Mortgage Pass-through Trust, 0.586%, due 04/25/35	12,266
139,548		Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	99,024
39,482		Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	39,853
78,205		First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	71,032
95,521		First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	100,111
20,674		GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	21,279

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$50,000			GE Capital Commercial Mortgage Corp., 6.531%, due 05/15/33	$51,529
	312,278		GMAC Mortgage Corp. Loan Trust, 5.253%, due 03/18/35	291,052
	92,145		GSR Mortgage Loan Trust, 5.500%, due 07/25/35	82,415
	22,273		Harborview Mortgage Loan Trust, 0.629%, due 01/19/35	11,899
	36,874		Homebanc Mortgage Trust, 1.126%, due 08/25/29	22,113
	17,971		JPMorgan Alternative Loan Trust, 5.508%, due 01/25/36	12,114
	250,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	208,304
	8,175		JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	8,303
	117,614	S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	117,588
	190,000		LB-UBS Commercial Mortgage Trust, 5.124%, due 11/15/32	192,756
	200,000		LB-UBS Commercial Mortgage Trust, 5.156%, due 02/15/31	180,358
	210,000		LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	182,944
	210,000	S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	196,740
	2,253		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	1,960
	28,642		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	27,044
	13,168		MLCC Mortgage Investors, Inc., 0.586%, due 01/25/29	11,155
	30,186		MLCC Mortgage Investors, Inc., 0.596%, due 11/25/29	24,310
	150,971		Morgan Stanley Capital I, 5.380%, due 04/15/49	153,912
	7,017		Morgan Stanley Dean Witter Capital I, 5.720%, due 12/18/32	7,152
	176,000		New York Mortgage Trust, Inc., 5.649%, due 05/25/36	127,170
	24,989		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	25,195
	13,504		Sequoia Mortgage Trust, 0.543%, due 01/20/35	8,974
	20,787		Structured Asset Mortgage Investments, Inc., 0.519%, due 04/19/35	11,564
	170,291		Thornburg Mortgage Securities Trust, 0.616%, due 12/25/33	136,351
	240,000		Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	203,521
	43,247		Washington Mutual Mortgage Pass-through Certificates, 0.576%, due 01/25/45	27,203
	25,216		Washington Mutual Mortgage Pass-through Certificates, 0.733%, due 06/25/44	16,172
	679,125		Washington Mutual Mortgage Pass-through Certificates, 1.861%, due 12/25/46	198,514
	780,191	S	Washington Mutual Mortgage Pass-through Certificates, 3.099%, due 12/25/46	358,902
	183,069		Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	165,527
	163,000		Wells Fargo Mortgage-Backed Securities Trust, 4.768%, due 07/25/34	151,600
	77,248		Wells Fargo Mortgage-Backed Securities Trust, 4.870%, due 08/25/34	73,950
			Total Collateralized Mortgage Obligations
			(Cost $9,329,421)	6,819,970
OTHER BONDS: 0.7%
			Foreign Government Bonds: 0.7%
BRL	489,000		Brazil Notas do Tesouro Nacional, 6.000%, due 08/15/12	474,283
BRL	949,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	447,038
			Total Other Bonds
			(Cost $875,087)	921,321

Notional
Amount				Value
PURCHASED OPTIONS: 0.0%
		Credit Default Swaptions: 0.0%
$3,000,000		Credit Default Swaption - Morgan Stanley Capital Services, Inc.
		CDX.NA.IG.12 Index - Fund Receives Floating
		Strike @ 1.500%-Exp 09/20/09		$2,503
3,000,000		Credit Default Swaption - Morgan Stanley Capital Services, Inc.
		CDX.NA.IG.12 Index - Fund Receives Floating
		Strike @ 1.500%-Exp 09/21/09		2,504
3,000,000		Credit Default Swaption - Morgan Stanley Capital Services, Inc.
		CDX.NA.IG.12 Index - Fund Receives Floating
		Strike @ 1.300%-Exp 09/20/09		5,620
3,000,000		Credit Default Swaption - Morgan Stanley Capital Services, Inc.
		CDX.NA.IG.12 Index - Fund Receives Floating
		Strike @ 1.300%-Exp 09/21/09		5,620
		Total Positions in Purchased Options
		(Cost $34,800)		16,247
		Total Long-Term Investments
		(Cost $119,445,008)		129,243,364
SHORT-TERM INVESTMENTS: 7.1%
		Money Market: 2.6%
3,351,000	S	ING Institutional Prime Money Market Fund - Class I		3,351,000
		Total Money Market
		(Cost $3,351,000)		3,351,000
		Securities Lending Collateral(cc): 4.5%
5,806,730		Bank of New York Mellon Corp. Institutional Cash Reserves		5,743,196
		Total Securities Lending Collateral
		(Cost $5,806,730)		5,743,196
		Total Short-Term Investments
		(Cost $9,157,730)		9,094,196
		Total Investments in Securities
		(Cost $128,602,738)*	107.4%	$138,337,560
		Other Assets and Liabilities - Net	(7.4)	(9,493,083)
		Net Assets	100.0%	$128,844,477

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
&	Payment-in-kind
ADR	American Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
±	Defaulted security
BRL	Brazilian Real
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $133,422,266.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,745,522
	Gross Unrealized Depreciation	(10,865,028)
	Net Unrealized Appreciation	$4,880,494

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock
Advertising	$417,787	$—	$—	$417,787
Aerospace/Defense	3,348,577	—	—	3,348,577
Agriculture	1,612,318	—	1	1,612,319
Airlines	38,733	—	—	38,733
Apparel	228,091	—	—	228,091
Auto Manufacturers	235,280	—	—	235,280
Auto Parts & Equipment	41,316	—	—	41,316
Banks	6,435,261	—	—	6,435,261
Beverages	945,111	—	—	945,111
Biotechnology	1,030,977	—	—	1,030,977
Building Materials	141,989	—	—	141,989
Chemicals	779,843	—	—	779,843
Coal	26,530	—	—	26,530
Commercial Services	2,032,446	—	—	2,032,446
Computers	5,119,099	—	—	5,119,099
Cosmetics/Personal Care	919,929	—	—	919,929
Distribution/Wholesale	400,501	—	—	400,501
Diversified Financial Services	1,067,726	—	—	1,067,726
Electric	1,962,873	—	—	1,962,873
Electrical Components & Equipment	120,554	—	—	120,554
Electronics	1,273,067	—	—	1,273,067
Energy - Alternate Sources	492	—	—	492
Engineering & Construction	444,154	—	—	444,154
Entertainment	12,886	—	—	12,886
Environmental Control	106,996	—	—	106,996
Food	1,155,690	—	—	1,155,690
Forest Products & Paper	680,325	—	—	680,325
Gas	857,097	—	—	857,097
Hand/Machine Tools	46,315	—	—	46,315
Healthcare - Products	1,966,798	—	—	1,966,798
Healthcare - Services	1,334,351	—	—	1,334,351
Home Builders	303,794	—	—	303,794
Home Furnishings	33,132	—	—	33,132
Household Products/Wares	493,076	—	—	493,076
Housewares	38,689	—	—	38,689
Insurance	2,534,401	—	—	2,534,401
Internet	1,818,806	—	—	1,818,806
Investment Companies	15,668	—	—	15,668
Iron/Steel	602,123	—	—	602,123
Leisure Time	27,628	—	—	27,628
Lodging	4,507	—	—	4,507
Machinery - Construction & Mining	206,046	—	—	206,046
Machinery - Diversified	484,381	—	—	484,381
Media	1,834,406	—	—	1,834,406
Metal Fabricate/Hardware	180,681	—	—	180,681
Mining	13,333	—	—	13,333
Miscellaneous Manufacturing	3,362,031	—	—	3,362,031
Office Furnishings	28,434	—	—	28,434
Office/Business Equipment	444,225	—	—	444,225
Oil & Gas	6,042,303	—	—	6,042,303
Oil & Gas Services	857,118	—	—	857,118
Packaging & Containers	780,758	—	—	780,758
Pharmaceuticals	4,504,370	—	—	4,504,370
Pipelines	475,479	—	—	475,479
Real Estate	11,263	—	—	11,263
Retail	6,086,573	—	—	6,086,573
Savings & Loans	598,422	—	—	598,422
Semiconductors	1,593,366	—	—	1,593,366
Software	3,180,489	—	—	3,180,489
Telecommunications	4,637,913	—	—	4,637,913
Textiles	66,574	—	—	66,574
Toys/Games/Hobbies	55,626	—	—	55,626
Transportation	845,208	—	—	845,208
Trucking & Leasing	4,389	—	—	4,389
Water	5,055	—	—	5,055
Total Common Stock	76,953,379	—	1	76,953,380
Real Estate Investment Trusts	1,915,548	—	—	1,915,548
Exchange-Traded Funds	297,732	—	—	297,732
Preferred Stock	—	139,804	—	139,804
Corporate Bonds/Notes	—	16,638,290	70,164	16,708,454
U.S. Government Agency Obligations	—	14,971,174	—	14,971,174
U.S. Treasury Obligations	—	7,907,521	370,231	8,277,752
Asset-Backed Securities	—	1,615,293	606,689	2,221,982
Collateralized Mortgage Obligations	—	4,935,380	1,884,590	6,819,970
Other Bonds	—	474,283	447,038	921,321
Purchased Options	—	16,247	—	16,247
Short-Term Investments	3,351,000	5,743,196	—	9,094,196
Total Investments, at value	$82,517,659	$52,441,188	$3,378,713	$138,337,560
Other Financial Instruments++ :
Forward foreign currency contracts	$—	$3,706	$—	$3,706
Futures	102,423	—	—	102,423
Swaps, net of upfront payments	—	160,863	—	160,863
Total Assets	$82,620,082	$52,605,757	$3,378,713	$138,604,552

Liabilities Table
Other Financial Instruments++ :
Forward foreign currency contracts	$—	$(10,364)	$—	$(10,364)
Futures	(5,577)	—	—	(5,577)
Swaps, net of upfront payments	—	(223,654)	—	(223,654)
Written options	—	(14,371)	—	(14,371)
Total Liabilities	$(5,577)	$(248,389)	$—	$(253,966)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2009:

	Beginning Balance at 05/31/09	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 08/31/2009
Asset Table
Investments, at value
Common Stock	$1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1
Corporate Bonds/Notes	95,194	57,885	—	—	(98,690)	(27,916)	(67,610)	111,301	—	—	70,164
U.S. Treasury Obligations	—	369,870	—	—	—	—	—	361	—	—	370,231
Asset-Backed Securities	598,482	—	—	—	(30,855)	1	—	39,061	—	—	606,689
Collateralized Mortgage Obligations	2,272,948	—	—	—	(520,782)	364	(1,133,968)	1,266,028	—	—	1,884,590
Other Bonds	1,142,104	—	—	—	(694,138)	1,174	84,563	(86,665)	—	—	447,038
Structured Products	—	—	—	—	—	—	—	.	—	—	—
Total Investments, at value	$4,108,729	$427,755	$—	$—	$(1,344,465)	$(26,377)	$(1,117,015)	$1,330,086	$—	$—	$3,378,713

As of August 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $13,474.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

At August 31, 2009 the following forward foreign currency contracts were outstanding for the ING Balanced Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Indonesian Rupiah
IDR 2,304,183,700	BUY	9/10/09	232,300	228,158	$(4,142)
Indonesian Rupiah
IDR 2,393,224,000	BUY	9/30/09	234,400	236,076	1,676
Indian Rupee
INR 11,045,865	BUY	9/10/09	232,300	226,078	(6,222)
					$(8,688)
Indonesian Rupiah
IDR 2,304,183,682	SELL	9/10/09	230,188	228,158	$2,030
					$2,030

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

ING Balanced Fund Open Futures Contracts on August 31, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500	3	09/17/09	$94,642
U.S. Treasury 2-Year Note	17	12/31/09	7,661
U.S. Treasury 10-Year Note	2	12/21/09	(5)
U.S. Treasury Long Bond	2	12/21/09	120
			$102,418
Short Contracts
U.S. Treasury 5-Year Note	10	12/31/09	$(5,572)
			$(5,572)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

ING Balanced Fund Credit Default Swap Agreements Outstanding on August 31, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	84,500	$2,554	$—	$2,554
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	154,000	4,416	—	4,416
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	81,000	(2,723)	—	(2,723)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	32,000	8,624	8,770	(146)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	67,000	18,058	17,624	434
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	211,000	56,870	30,205	26,665
							$87,799	$56,599	$31,200

Credit Default Swaps on Credit Indices - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	at 08/31/09 (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
Barclays Bank PLC	CDX.EM.11 Index	Sell	5.000	06/20/14	3.21%	USD	473,000	$35,433	$36,362	$(929)
Barclays Bank PLC	CDX.EM.11 Index	Sell	5.000	06/20/14	3.21%	USD	466,000	34,908	35,874	(966)
Barclays Bank PLC	CDX.HY.12 Index	Sell	5.000	06/20/14	8.36%	USD	462,000	(54,935)	(47,318)	(7,617)
								$15,406	$24,918	$(9,512)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	at 08/31/09 (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	4.21%	USD	84,000	$(2,620)	$—	$(2,620)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.89%	USD	32,000	(20,264)	(9,758)	(10,506)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.89%	USD	67,000	(42,427)	(22,289)	(20,138)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.89%	USD	53,000	(33,562)	(15,958)	(17,604)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.89%	USD	106,000	(67,123)	(16,017)	(51,106)
								$(165,996)	$(64,022)	$(101,974)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

(1)                 If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                 If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)                 The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)                 The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

ING Balanced Fund Written Options Open on August 31, 2009:

Credit Default Swaptions

			Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value
Credit Default Swaption	Morgan Stanley Capital Services Inc.	CDX.NA.IG.12 Index	Pay	1.400%	09/20/09	USD	6,000,000	$22,800	$(7,186)
Credit Default Swaption	Morgan Stanley Capital Services Inc.	CDX.NA.IG.12 Index	Pay	1.400%	09/21/09	USD	6,000,000	9,600	(7,186)
								$32,400	$(14,371)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Credit contracts	$(60,914)
Equity contracts	94,641
Foreign echange contracts	(6,658)
Interest rate contracts	2,204
Total	$29,273

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.7%
		Aerospace/Defense: 4.7%
1,860		Boeing Co.	$92,386
1,370		General Dynamics Corp.	81,090
980		Lockheed Martin Corp.	73,480
1,730		Raytheon Co.	81,621
1,510		United Technologies Corp.	89,634
			418,211
		Agriculture: 1.9%
4,770		Altria Group, Inc.	87,196
1,854		Philip Morris International, Inc.	84,746
			171,942
		Apparel: 0.9%
1,510		Nike, Inc.	83,639
			83,639
		Auto Manufacturers: 1.2%
13,650	@	Ford Motor Co.	103,740
			103,740
		Banks: 10.5%
5,980		Bank of America Corp.	105,188
2,620		Bank of New York Mellon Corp.	77,578
2,670		Capital One Financial Corp.	99,564
19,180		Citigroup, Inc.	95,900
480		Goldman Sachs Group, Inc.	79,421
2,260		JPMorgan Chase & Co.	98,220
2,670		Morgan Stanley	77,323
19,330		Regions Financial Corp.	113,269
4,340		US Bancorp.	98,171
3,210		Wells Fargo & Co.	88,339
			932,973
		Beverages: 1.8%
1,620		Coca-Cola Co.	79,007
1,430		PepsiCo, Inc.	81,038
			160,045
		Biotechnology: 1.8%
1,420	@	Amgen, Inc.	84,831
1,630	@	Gilead Sciences, Inc.	73,448
			158,279
		Chemicals: 3.2%
4,900		Dow Chemical Co.	104,321
3,040		EI Du Pont de Nemours & Co.	97,067
1,050		Monsanto Co.	88,074
			289,462
		Commercial Services: 1.0%
430		Mastercard, Inc.	87,131
			87,131
		Computers: 5.1%
510	@	Apple, Inc.	85,787
5,690	@	Dell, Inc.	90,073
5,880	@	EMC Corp.	93,492
2,020		Hewlett-Packard Co.	90,678
770		International Business Machines Corp.	90,899
			450,929
		Cosmetics/Personal Care: 2.9%
2,990		Avon Products, Inc.	95,291
1,110		Colgate-Palmolive Co.	80,697
1,480		Procter & Gamble Co.	80,083
			256,071
		Diversified Financial Services: 2.1%
3,280		American Express Co.	110,930
2,770		NYSE Euronext	78,502
			189,432
		Electric: 3.6%
2,690		American Electric Power Co., Inc.	84,547
1,000		Entergy Corp.	79,000
1,550		Exelon Corp.	77,531
2,470		Southern Co.	77,064
			318,142
		Food: 3.8%
2,630		Campbell Soup Co.	82,477
2,210		HJ Heinz Co.	85,085
3,100		Kraft Foods, Inc.	87,885
8,140		Sara Lee Corp.	78,877
			334,324

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 1.1%
2,570		Weyerhaeuser Co.	$96,092
			96,092
		Healthcare - Products: 2.8%
1,460		Baxter International, Inc.	83,103
1,370		Johnson & Johnson	82,803
2,290		Medtronic, Inc.	87,707
			253,613
		Healthcare - Services: 1.0%
3,160		UnitedHealth Group, Inc.	88,480
			88,480
		Insurance: 2.2%
3,190		Allstate Corp.	93,754
2,600		Metlife, Inc.	98,176
			191,930
		Internet: 1.7%
950	@	Amazon.com, Inc.	77,131
160	@	Google, Inc. - Class A	73,867
			150,998
		Machinery - Construction & Mining: 1.1%
2,250		Caterpillar, Inc.	101,948
			101,948
		Media: 2.9%
5,520		Comcast Corp. – Class A	84,566
3,136		Time Warner, Inc.	87,526
3,350		Walt Disney Co.	87,234
			259,326
		Mining: 1.0%
7,510		Alcoa, Inc.	90,496
			90,496
		Miscellaneous Manufacturing: 3.1%
1,300		3M Co.	93,730
6,690		General Electric Co.	92,991
2,430		Honeywell International, Inc.	89,327
			276,048
		Office/Business Equipment: 1.1%
11,870		Xerox Corp.	102,676
			102,676
		Oil & Gas: 4.7%
1,200		Chevron Corp.	83,928
1,870		ConocoPhillips	84,206
1,400		Devon Energy Corp.	85,932
1,130		ExxonMobil Corp.	78,140
1,200		Occidental Petroleum Corp.	87,720
			419,926
		Oil & Gas Services: 3.7%
2,160		Baker Hughes, Inc.	74,412
3,740		Halliburton Co.	88,675
2,360	@	National Oilwell Varco, Inc.	85,786
1,400		Schlumberger Ltd.	78,680
			327,553
		Pharmaceuticals: 5.7%
1,580		Abbott Laboratories	71,463
3,760		Bristol-Myers Squibb Co.	83,209
2,740		Merck & Co., Inc.	88,858
5,020		Pfizer, Inc.	83,834
3,090		Schering-Plough Corp.	87,076
2,020		Wyeth	96,657
			511,097
		Pipelines: 0.9%
5,040		Williams Cos., Inc.	82,858
			82,858
		Retail: 7.8%
1,660		Costco Wholesale Corp.	84,627
2,460		CVS Caremark Corp.	92,299
3,290		Home Depot, Inc.	89,784
4,000		Lowe’s Cos., Inc.	86,000
1,390		McDonald’s Corp.	78,174
2,010		Target Corp.	94,470
2,610		Walgreen Co.	88,427
1,580		Wal-Mart Stores, Inc.	80,375
			694,156
		Semiconductors: 2.1%
4,790		Intel Corp.	97,333
3,710		Texas Instruments, Inc.	91,229
			188,562
		Software: 1.8%
3,310		Microsoft Corp.	81,592
3,680		Oracle Corp.	80,482
			162,074

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications: 4.4%
3,130		AT&T, Inc.		$81,537
4,180	@	Cisco Systems, Inc.		90,288
1,710		Qualcomm, Inc.		79,378
15,950	@	Sprint Nextel Corp.		58,377
2,520		Verizon Communications, Inc.		78,221
				387,801
		Transportation: 4.1%
1,080		Burlington Northern Santa Fe Corp.		89,662
1,420		FedEx Corp.		97,568
2,070		Norfolk Southern Corp.		94,951
1,550		United Parcel Service, Inc. - Class B		82,863
				365,044
		Total Common Stock
		(Cost $6,639,049)		8,704,998
EXCHANGE-TRADED FUNDS: 1.9%
		Exchange-Traded Funds: 1.9%
1,600		SPDR Trust Series 1		164,080
		Total Exchange-Traded Funds
		(Cost $148,616)		164,080
		Total Long-Term Investments
		(Cost $6,787,665)		8,869,078
SHORT-TERM INVESTMENTS: 0.1%
		Affiliated Mutual Fund: 0.1%
14,000		ING Institutional Prime Money Market Fund - Class I		14,000
		Total Short-Term Investments
		(Cost $14,000)		14,000
		Total Investments in Securities
		(Cost $6,801,665)*	99.7%	$8,883,078
		Other Assets and Liabilities - Net	0.3	23,585
		Net Assets	100.0%	$8,906,663
	@	Non-income producing security
	*	Cost for federal income tax purposes is $7,264,669.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,091,491
		Gross Unrealized Depreciation		(473,082)
		Net Unrealized Appreciation		$1,618,409

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$8,704,998	$—	$—	$8,704,998
Exchange-Traded Funds	164,080	—	—	164,080
Short-Term Investments	14,000	—	—	14,000
Total Investments, at value	$8,883,078	$—	$—	$8,883,078

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Agriculture: 0.7%
134,800		Altria Group, Inc.	$2,464,144
			2,464,144
		Apparel: 1.9%
246,500	@	Coach, Inc.	6,973,485
			6,973,485
		Auto Manufacturers: 1.5%
127,039	@	Navistar International Corp.	5,493,166
			5,493,166
		Banks: 10.0%
179,600	@@	Banco Bradesco SA ADR	2,911,316
463,300		Citigroup, Inc.	2,316,500
53,673		Goldman Sachs Group, Inc.	8,880,735
306,198		JPMorgan Chase & Co.	13,307,365
363,690		Wells Fargo & Co.	10,008,749
			37,424,665
		Beverages: 3.0%
83,700		Coca-Cola Co.	4,082,049
124,100		PepsiCo, Inc.	7,032,747
			11,114,796
		Commercial Services: 0.6%
51,000	@	FTI Consulting, Inc.	2,220,540
			2,220,540
		Computers: 7.0%
89,148	@	Apple, Inc.	14,995,585
120,600	@	Cognizant Technology Solutions Corp.	4,206,528
159,000		Hewlett-Packard Co.	7,137,510
12,700	@, I, X	Seagate Technology, Inc. - Escrow	—
			26,339,623
		Cosmetics/Personal Care: 3.9%
267,819		Procter & Gamble Co.	14,491,686
			14,491,686
		Distribution/Wholesale: 0.7%
48,004		Watsco, Inc.	2,536,051
			2,536,051
		Electric: 2.5%
57,300		Entergy Corp.	4,526,700
115,300		Pacific Gas & Electric Co.	4,680,027
			9,206,727
		Electronics: 3.1%
173,800		Amphenol Corp.	6,076,048
54,700	@	Flir Systems, Inc.	1,259,194
94,800	@	Thermo Electron Corp.	4,285,908
			11,621,150
		Engineering & Construction: 1.3%
263,065	@@	ABB Ltd. ADR	5,042,956
			5,042,956
		Entertainment: 0.7%
216,900		Regal Entertainment Group	2,743,785
			2,743,785
		Environmental Control: 0.8%
110,800	@	Waste Connections, Inc.	3,030,380
			3,030,380
		Food: 5.1%
533,963	@, @@, L	Cosan Ltd.	4,362,478
191,700		Flowers Foods, Inc.	4,556,709
44,000		General Mills, Inc.	2,628,120
40,300		JM Smucker Co.	2,106,481
112,000		Kellogg Co.	5,274,080
			18,927,868
		Healthcare - Products: 2.5%
137,589	@@	Covidien PLC	5,444,397
103,000	@	St. Jude Medical, Inc.	3,969,620
			9,414,017
		Healthcare - Services: 1.7%
227,400		Aetna, Inc.	6,480,900
			6,480,900
		Insurance: 5.5%
270,200		Principal Financial Group, Inc.	7,673,680
91,358		Reinsurance Group of America, Inc.	3,932,962
175,000	@@	Willis Group Holdings Ltd.	4,513,250
250,500	@@	XL Capital, Ltd.	4,346,175
			20,466,067
		Iron/Steel: 0.8%
67,000		United States Steel Corp.	2,933,260
			2,933,260

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Media: 2.3%
514,500		CBS Corp. - Class B		$5,325,075
123,688	@	Liberty Media Corp. - Entertainment		3,449,658
				8,774,733
		Mining: 2.1%
48,000	@, @@	Barrick Gold Corp.		1,665,600
51,300	@@	BHP Billiton Ltd. ADR		3,195,990
46,200		Freeport-McMoRan Copper & Gold, Inc.		2,909,676
				7,771,266
		Miscellaneous Manufacturing: 1.6%
46,300		Illinois Tool Works, Inc.		1,936,266
126,800	@@	Ingersoll-Rand PLC		3,916,852
				5,853,118
		Oil & Gas: 11.0%
71,500		Apache Corp.		6,073,925
115,200	@, @@	EnCana Corp.		5,989,248
237,570		ExxonMobil Corp.		16,427,966
206,522	@@	Nexen, Inc.		4,060,223
71,700	@@	Royal Dutch Shell PLC ADR - Class A		3,977,199
60,700	@	Transocean, Ltd.		4,603,488
				41,132,049
		Oil & Gas Services: 0.5%
107,064		BJ Services Co.		1,719,448
				1,719,448
		Packaging & Containers: 1.7%
143,000		Packaging Corp. of America		2,911,480
74,100		Silgan Holdings, Inc.		3,602,742
				6,514,222
		Pharmaceuticals: 7.6%
195,450		Abbott Laboratories		8,840,204
60,400		McKesson Corp.		3,434,344
132,300		Omnicare, Inc.		3,028,347
429,200		Pfizer, Inc.		7,167,640
113,600	@@	Teva Pharmaceutical Industries Ltd. ADR		5,850,400
				28,320,935
		Retail: 3.0%
123,200		Abercrombie & Fitch Co.		3,978,128
241,800		Macy’s, Inc.		3,752,736
166,200		Staples, Inc.		3,591,582
				11,322,446
		Semiconductors: 2.7%
69,100		Linear Technology Corp.		1,835,987
767,518	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		8,212,443
				10,048,430
		Software: 3.6%
168,900	@	Ansys, Inc.		5,935,146
342,200		Oracle Corp.		7,483,914
				13,419,060
		Telecommunications: 6.6%
306,600	@	Cisco Systems, Inc.		6,622,560
119,790		Qualcomm, Inc.		5,560,652
150,600	@	SBA Communications Corp.		3,630,966
285,700		Verizon Communications, Inc.		8,868,126
				24,682,304
		Transportation: 0.7%
90,300		JB Hunt Transport Services, Inc.		2,531,109
				2,531,109
		Total Common Stock
		(Cost $303,806,166)		361,014,386
SHORT-TERM INVESTMENTS: 2.2%
		Affiliated Mutual Fund: 2.1%
7,745,000	S	ING Institutional Prime Money Market Fund - Class I		7,745,000
		Total Mutual Fund
		(Cost $7,745,000)		7,745,000

Principal Amount				Value
		Securities Lending Collateral(cc): 0.1%
$357,318		Bank of New York Mellon Corp. Institutional Cash Reserves		$310,854
		Total Securities Lending Collateral
		(Cost $357,318)		310,854
		Total Short-Term Investments
		(Cost $8,102,318)		8,055,854
		Total Investments in Securities
		(Cost $311,908,484)*	98.9%	$369,070,240
		Other Assets and Liabilities - Net	1.1	4,148,699
		Net Assets	100.0%	$373,218,939

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $319,268,915.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$59,458,642
	Gross Unrealized Depreciation	(9,657,317)
	Net Unrealized Appreciation	$49,801,325

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$361,014,386	$—	$—	$361,014,386
Short-Term Investments	7,745,000	310,854	—	8,055,854
Total Investments, at value	$368,759,386	$310,854	$—	$369,070,240

Liabilities Table
Other Financial Instruments+
Futures	$(8,607)	$—	$—	$(8,607)
Total Liabilities	$(8,607)	$—	$—	$(8,607)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2009 (Unaudited) (continued)

ING Growth and Income Fund Open Futures Contracts on August 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
S&P 500 E-Mini	89	09/18/09	$(8,607)
			$(8,607)

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Equity contracts	$(8,607)
Total	$(8,607)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Advertising: 0.6%
61,994		Omnicom Group	$2,251,622
			2,251,622
		Aerospace/Defense: 5.2%
29,308		General Dynamics Corp.	1,734,741
34,200		L-3 Communications Holdings, Inc.	2,544,480
43,071		Lockheed Martin Corp.	3,229,464
67,592		Northrop Grumman Corp.	3,299,166
68,650		Raytheon Co.	3,238,907
83,443		United Technologies Corp.	4,953,176
			18,999,934
		Agriculture: 2.6%
74,102		Archer-Daniels-Midland Co.	2,136,361
2,400		Lorillard, Inc.	174,648
93,155		Philip Morris International, Inc.	4,258,115
60,647		Reynolds American, Inc.	2,772,174
			9,341,298
		Apparel: 0.1%
5,120		Polo Ralph Lauren Corp.	339,866
			339,866
		Auto Manufacturers: 0.3%
137,000	@	Ford Motor Co.	1,041,200
			1,041,200
		Banks: 9.0%
337,843		Bank of America Corp.	5,942,658
21,548		Bank of New York Mellon Corp.	638,036
23,010		BB&T Corp.	642,899
12,200		Capital One Financial Corp.	454,938
473,929		Citigroup, Inc.	2,369,645
26,000		Fifth Third Bancorp.	284,440
33,379		Goldman Sachs Group, Inc.	5,522,889
135,253		JPMorgan Chase & Co.	5,878,095
6,740		Morgan Stanley	195,190
5,180		Northern Trust Corp.	302,823
7,414		PNC Financial Services Group, Inc.	315,762
32,118		State Street Corp.	1,685,553
112,683		US Bancorp.	2,548,889
220,004		Wells Fargo & Co.	6,054,510
			32,836,327
		Beverages: 1.4%
26,487		Coca-Cola Co.	1,291,771
51,949		Coca-Cola Enterprises, Inc.	1,049,889
34,200		Molson Coors Brewing Co.	1,620,396
5,620		Pepsi Bottling Group, Inc.	200,803
16,187		PepsiCo, Inc.	917,317
			5,080,176
		Biotechnology: 1.3%
61,372	@	Amgen, Inc.	3,666,363
22,196	@	Biogen Idec, Inc.	1,114,461
			4,780,824
		Chemicals: 0.2%
4,613		CF Industries Holdings, Inc.	376,698
4,500		Eastman Chemical Co.	234,720
3,800		Sherwin-Williams Co.	228,760
			840,178
		Commercial Services: 1.1%
13,600	@	Apollo Group, Inc. - Class A	881,552
21,900		H&R Block, Inc.	378,432
68,998		RR Donnelley & Sons Co.	1,230,924
78,058		Western Union Co.	1,408,166
			3,899,074
		Computers: 7.5%
43,366	@	Apple, Inc.	7,294,595
21,283	@	Computer Sciences Corp.	1,039,675
155,820	@	EMC Corp.	2,477,538
146,884		Hewlett-Packard Co.	6,593,623
74,769		International Business Machines Corp.	8,826,480
18,986	@	Teradata Corp.	511,293
19,700	@	Western Digital Corp.	675,316
			27,418,520
		Cosmetics/Personal Care: 1.5%
101,610		Procter & Gamble Co.	5,498,117
			5,498,117
		Distribution/Wholesale: 0.2%
19,600		Genuine Parts Co.	725,984
			725,984

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 1.2%
56,900		American Express Co.	$1,924,358
2,895		CME Group, Inc.	842,561
16,000		Discover Financial Services	220,000
5,200	@	IntercontinentalExchange, Inc.	487,760
22,450	@	Nasdaq Stock Market, Inc.	492,778
16,900		NYSE Euronext	478,946
			4,446,403
		Electric: 2.8%
38,751		American Electric Power Co., Inc.	1,217,944
15,800		Dominion Resources, Inc.	522,664
60,817		DTE Energy Co.	2,115,215
21,400		Edison International	714,974
76,100		Exelon Corp.	3,806,522
34,400		Public Service Enterprise Group, Inc.	1,089,448
29,200		Xcel Energy, Inc.	576,700
			10,043,467
		Electronics: 1.0%
19,400		Amphenol Corp.	678,224
63,300	@	Thermo Electron Corp.	2,861,793
			3,540,017
		Engineering & Construction: 0.2%
14,400	@	Jacobs Engineering Group, Inc.	633,312
			633,312
		Food: 1.5%
13,200	@	Dean Foods Co.	239,448
33,400		JM Smucker Co.	1,745,818
79,666		Kraft Foods, Inc.	2,258,531
15,808		Kroger Co.	341,295
80,200		Tyson Foods, Inc.	961,598
			5,546,690
		Forest Products & Paper: 1.0%
105,439		International Paper Co.	2,419,825
63,500		MeadWestvaco Corp.	1,393,825
			3,813,650
		Gas: 0.6%
41,828		Sempra Energy	2,098,511
			2,098,511
		Healthcare - Products: 2.2%
28,700	@	Hospira, Inc.	1,121,883
72,099		Johnson & Johnson	4,357,664
61,851		Medtronic, Inc.	2,368,893
4,300		Stryker Corp.	178,278
			8,026,718
		Healthcare - Services: 1.1%
15,366		Aetna, Inc.	437,931
14,400	@	Coventry Health Care, Inc.	314,352
11,185	@	Humana, Inc.	399,305
72,005		UnitedHealth Group, Inc.	2,016,140
15,800	@	WellPoint, Inc.	835,030
			4,002,758
		Home Builders: 0.1%
28,300		D.R. Horton, Inc.	379,503
			379,503
		Household Products/Wares: 0.5%
32,419		Kimberly-Clark Corp.	1,960,053
			1,960,053
		Insurance: 2.8%
44,822		Aflac, Inc.	1,820,670
11,200		AON Corp.	467,712
67,970		Chubb Corp.	3,357,038
16,600		Marsh & McLennan Cos., Inc.	390,764
3,900		Prudential Financial, Inc.	197,262
57,210		Travelers Cos., Inc.	2,884,528
53,172		UnumProvident Corp.	1,197,965
			10,315,939
		Internet: 2.4%
8,600	@	Akamai Technologies, Inc.	151,704
9,739	@	Amazon.com, Inc.	790,709
129,375	@	eBay, Inc.	2,864,363
10,450	@	Google, Inc. - Class A	4,824,452
			8,631,228
		Iron/Steel: 0.7%
9,700		Allegheny Technologies, Inc.	294,589
39,466		Nucor Corp.	1,757,816
11,460	L	United States Steel Corp.	501,719
			2,554,124
		Machinery - Construction & Mining: 0.2%
14,900		Caterpillar, Inc.	675,119
			675,119

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.3%
12,700		Flowserve Corp.	$1,095,375
			1,095,375
		Media: 2.9%
291,952		Comcast Corp. — Class A	4,472,705
15,280	@, L	DIRECTV Group, Inc.	378,333
10,900		McGraw-Hill Cos., Inc.	366,349
5,800		Scripps Networks Interactive - Class A	188,326
11,456	@	Time Warner Cable, Inc.	422,956
134,962		Time Warner, Inc.	3,766,789
44,600	@	Viacom - Class B	1,116,784
			10,712,242
		Miscellaneous Manufacturing: 4.8%
13,500		3M Co.	973,350
21,000	@	Cooper Industries Ltd.	677,250
42,380		Dover Corp.	1,465,924
3,600		Eaton Corp.	194,220
600,308		General Electric Co.	8,344,283
6,900		Honeywell International, Inc.	253,644
59,100		Illinois Tool Works, Inc.	2,471,562
59,467		ITT Corp.	2,978,107
			17,358,340
		Office/Business Equipment: 0.7%
69,280		Pitney Bowes, Inc.	1,548,408
130,600		Xerox Corp.	1,129,690
			2,678,098
		Oil & Gas: 9.3%
34,989		Anadarko Petroleum Corp.	1,849,868
19,101		Apache Corp.	1,622,630
45,900		Chesapeake Energy Corp.	1,048,356
46,227		Chevron Corp.	3,233,116
61,476		ConocoPhillips	2,768,264
9,700		EOG Resources, Inc.	698,400
155,880		ExxonMobil Corp.	10,779,102
25,173		Hess Corp.	1,273,502
37,321		Murphy Oil Corp.	2,127,297
49,223		Occidental Petroleum Corp.	3,598,201
37,200		Pioneer Natural Resources Co.	1,077,312
13,233		Tesoro Corp.	186,321
89,300		XTO Energy, Inc.	3,446,980
			33,709,349
		Oil & Gas Services: 1.1%
27,382	@	Cameron International Corp.	977,811
73,403	@	National Oilwell Varco, Inc.	2,668,199
4,466		Schlumberger Ltd.	250,989
			3,896,999
		Packaging & Containers: 1.0%
11,000		Ball Corp.	533,060
37,145		Bemis Co.	987,686
6,000	@	Owens-Illinois, Inc.	203,640
45,800	@	Pactiv Corp.	1,138,130
35,945		Sealed Air Corp.	679,720
			3,542,236
		Pharmaceuticals: 6.8%
65,458		Abbott Laboratories	2,960,665
75,326		AmerisourceBergen Corp.	1,605,197
52,402		Bristol-Myers Squibb Co.	1,159,656
24,132	@	Forest Laboratories, Inc.	706,344
57,200	@	King Pharmaceuticals, Inc.	593,736
49,068		McKesson Corp.	2,790,006
43,503	@	Medco Health Solutions, Inc.	2,402,236
5,600		Merck & Co., Inc.	181,608
431,420		Pfizer, Inc.	7,204,714
67,200		Schering-Plough Corp.	1,893,696
17,173	@	Watson Pharmaceuticals, Inc.	606,035
55,905		Wyeth	2,675,054
			24,778,947
		Pipelines: 0.7%
153,000		Williams Cos., Inc.	2,515,320
			2,515,320
		Retail: 7.0%
31,100	@	Autonation, Inc.	590,278
23,100	@	Bed Bath & Beyond, Inc.	842,688
12,060		CVS Caremark Corp.	452,491
30,555		Family Dollar Stores, Inc.	925,205
62,080		Gap, Inc.	1,219,872
138,817		Home Depot, Inc.	3,788,316
32,800		JC Penney Co., Inc.	985,312
27,300	@	Kohl’s Corp.	1,408,407
97,000		Limited Brands, Inc.	1,447,240
43,900		Lowe’s Cos., Inc.	943,850
54,877		McDonald’s Corp.	3,086,282
13,600	@, L	Sears Holding Corp.	862,920

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Retail (continued)
83,949		Staples, Inc.		$1,814,138
46,000	@	Starbucks Corp.		873,540
71,369		Target Corp.		3,354,343
60,036		Wal-Mart Stores, Inc.		3,054,031
				25,648,913
		Savings & Loans: 0.7%
193,426		Hudson City Bancorp., Inc.		2,537,749
				2,537,749
		Semiconductors: 1.8%
37,200	@	Broadcom Corp.		1,058,340
84,357		Intel Corp.		1,714,134
161,200		Texas Instruments, Inc.		3,963,908
				6,736,382
		Software: 4.0%
112,158		CA, Inc.		2,500,002
75,250	@	Compuware Corp.		542,553
41,014		Fidelity National Information Services, Inc.		1,007,304
245,574		Microsoft Corp.		6,053,399
205,463		Oracle Corp.		4,493,476
				14,596,734
		Telecommunications: 6.7%
237,683		AT&T, Inc.		6,191,642
29,600		CenturyTel, Inc.		954,008
354,380	@	Cisco Systems, Inc.		7,654,608
51,829	S	Corning, Inc.		781,581
11,818		Harris Corp.		410,439
84,901		Qualcomm, Inc.		3,941,104
93,600		Qwest Communications International, Inc.		336,024
186,291	@	Sprint Nextel Corp.		681,825
112,794		Verizon Communications, Inc.		3,501,126
				24,452,357
		Transportation: 1.0%
41,700		CSX Corp.		1,772,250
10,100		Ryder System, Inc.		383,800
9,426		Union Pacific Corp.		563,769
14,100		United Parcel Service, Inc. - Class B		753,786
				3,473,605
		Total Common Stock
		(Cost $297,272,717)		357,453,258
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.2%
31,070		Equity Residential		848,522
				848,522
		Regional Malls: 0.6%
31,051		Simon Property Group, Inc.		1,975,465
				1,975,465
		Storage: 0.2%
11,150		Public Storage, Inc.		786,633
				786,633
		Total Real Estate Investment Trusts
		(Cost $2,753,354)		3,610,620
		Total Long-Term Investments
		(Cost $300,026,071)		361,063,878
SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 0.9%
3,239,000	S	ING Institutional Prime Money Market Fund - Class I		3,239,000
		Total Mutual Fund
		(Cost $3,239,000)		3,239,000

Principal Amount				Value
		Securities Lending Collateral(cc): 0.4%
$1,514,936		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,510,752
		Total Securities Lending Collateral
		(Cost $1,514,936)		1,510,752
		Total Short-Term Investments
		(Cost $4,753,936)		4,749,752
		Total Investments in Securities
		(Cost $304,780,007)*	100.4%	$365,813,630
		Other Assets and Liabilities - Net	(0.4)	(1,610,343)
		Net Assets	100.0%	$364,203,287

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
	*	Cost for federal income tax purposes is $325,460,970.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$65,856,781
		Gross Unrealized Depreciation		(25,474,121)
		Net Unrealized Appreciation		$40,382,660

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$357,453,258	$—	$—	$357,453,258
Real Estate Investment Trusts	3,610,620	—	—	3,610,620
Short-Term Investments	3,239,000	1,510,752	—	4,749,752
Total Investments, at value	$364,302,878	$1,510,752	$—	$365,813,630

Other Financial Instruments+
Futures	$495,062	$—	$—	$495,062
Total Assets	$364,797,940	$1,510,752	$—	$366,308,692

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2009 (Unaudited) (continued)

ING Index Plus LargeCap Fund Open Futures Contracts on August 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500	15	09/17/09	$495,062
			$495,062

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Equity contracts	$495,062
Total	$495,062

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.5%
		Advertising: 0.3%
35,134		Harte-Hanks, Inc.	$458,147
			458,147
		Aerospace/Defense: 0.5%
8,906	@	Alliant Techsystems, Inc.	688,256
4,517	@	BE Aerospace, Inc.	77,376
			765,632
		Agriculture: 0.1%
3,358		Universal Corp.	123,843
			123,843
		Apparel: 0.3%
24,924	@	Timberland Co.	323,015
563	@, L	Under Armour, Inc.	13,439
2,747	@	Warnaco Group, Inc.	104,523
			440,977
		Auto Manufacturers: 0.5%
21,800		Oshkosh Truck Corp.	732,480
			732,480
		Banks: 3.6%
1,776		Associated Banc-Corp.	18,417
32,414		Bancorpsouth, Inc.	745,522
14,928		Bank of Hawaii Corp.	588,910
12,475		Commerce Bancshares, Inc.	458,207
18,533		Cullen/Frost Bankers, Inc.	913,306
34,775		FirstMerit Corp.	624,907
32,232		Fulton Financial Corp.	236,583
37,700	L	International Bancshares Corp.	582,088
25,500		Trustmark Corp.	485,265
20,217		Valley National Bancorp.	235,730
10,000	L	Westamerica Bancorp.	514,300
			5,403,235
		Beverages: 0.4%
12,428	@	Hansen Natural Corp.	405,898
9,508		PepsiAmericas, Inc.	266,034
			671,932
		Biotechnology: 1.2%
4,600	@	Bio-Rad Laboratories, Inc.	396,796
11,650	@	Charles River Laboratories International, Inc.	401,809
5,493	@	OSI Pharmaceuticals, Inc.	183,576
20,600	@	Vertex Pharmaceuticals, Inc.	770,646
			1,752,827
		Building Materials: 0.2%
2,057		Lennox International, Inc.	73,805
3,250		Martin Marietta Materials, Inc.	284,635
			358,440
		Chemicals: 4.0%
20,954		Airgas, Inc.	974,361
3,012		Albemarle Corp.	97,077
19,121		Ashland, Inc.	701,358
37,116		Cabot Corp.	734,526
17,561		Lubrizol Corp.	1,118,987
12,338		Minerals Technologies, Inc.	553,236
26,700		RPM International, Inc.	434,676
10,319		Sensient Technologies Corp.	270,136
18,000		Terra Industries, Inc.	559,980
21,213		Valspar Corp.	568,084
			6,012,421
		Coal: 0.2%
14,392		Arch Coal, Inc.	249,269
13,250	@, L	Patriot Coal Corp.	117,395
			366,664
		Commercial Services: 8.7%
19,600		Aaron Rents, Inc.	511,560
11,643	@, L	Alliance Data Systems Corp.	646,885
8,952	@	Brink’s Home Security Holdings, Inc.	279,929
10,610	@, S	Career Education Corp.	251,988
40,100	@	Corinthian Colleges, Inc.	768,717
8,982	@	Corrections Corp. of America	178,203
20,743		Deluxe Corp.	346,616
14,537	@	FTI Consulting, Inc.	632,941
6,764	@	Gartner, Inc.	112,688
24,730		Global Payments, Inc.	1,049,541
26,600	@	Hewitt Associates, Inc.	958,132
8,383	@	ITT Educational Services, Inc.	880,131
16,200		Kelly Services, Inc.	185,976

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
16,550		Lender Processing Services, Inc.	$567,334
19,807		Manpower, Inc.	1,024,022
48,053	@	MPS Group, Inc.	473,803
12,909	@	Navigant Consulting, Inc.	162,524
41,052		Pharmaceutical Product Development, Inc.	825,556
29,810	@	Rent-A-Center, Inc.	588,151
55,850	@	SAIC, Inc.	1,032,667
13,806		SEI Investments Co.	254,583
49,400		Service Corp. International	349,752
1,420	L	Strayer Education, Inc.	299,762
14,600		Watson Wyatt Worldwide, Inc.	638,020
			13,019,481
		Computers: 3.1%
24,350		Diebold, Inc.	734,640
19,475	@	DST Systems, Inc.	892,150
24,933		Imation Corp.	214,424
10,600		Jack Henry & Associates, Inc.	247,086
31,030	@	Micros Systems, Inc.	864,806
70,083	@	NCR Corp.	934,206
17,300	@, L	Palm, Inc.	230,609
26,549	@	Synopsys, Inc.	563,635
			4,681,556
		Cosmetics/Personal Care: 0.0%
220		Alberto-Culver Co.	5,806
			5,806
		Distribution/Wholesale: 1.3%
52,724	@	Ingram Micro, Inc.	883,654
17,000	@	LKQ Corp.	295,120
21,483	@	Tech Data Corp.	818,502
			1,997,276
		Diversified Financial Services: 1.9%
1,346	@	Affiliated Managers Group, Inc.	87,934
350	@, L	AmeriCredit Corp.	6,041
16,678		Eaton Vance Corp.	476,490
42,231	@	Jefferies Group, Inc.	999,185
16,763	L	Raymond James Financial, Inc.	381,358
33,700		Waddell & Reed Financial, Inc.	894,061
			2,845,069
		Electric: 2.2%
6,750		Alliant Energy Corp.	177,795
11,850		DPL, Inc.	293,525
23,832		Great Plains Energy, Inc.	418,343
28,163		MDU Resources Group, Inc.	546,644
27,250		NSTAR	862,190
24,631		NV Energy, Inc.	297,050
10,844		OGE Energy Corp.	339,200
35,069		PNM Resources, Inc.	409,606
			3,344,353
		Electrical Components & Equipment: 1.0%
14,017		Ametek, Inc.	441,255
5,850	@	Energizer Holdings, Inc.	382,766
16,213		Hubbell, Inc.	623,714
			1,447,735
		Electronics: 3.1%
41,040	@	Arrow Electronics, Inc.	1,134,346
42,282	@	Avnet, Inc.	1,126,815
7,666		Gentex Corp.	111,847
2,633	@	Itron, Inc.	144,262
6,946	@, @@	Mettler Toledo International, Inc.	607,080
16,657	@	Thomas & Betts Corp.	461,232
9,000	@	Trimble Navigation Ltd.	229,140
5,377	@	Varian, Inc.	275,410
63,980	@	Vishay Intertechnology, Inc.	516,319
			4,606,451
		Engineering & Construction: 2.3%
18,000	@	Aecom Technology Corp.	493,380
28,863	@	Dycom Industries, Inc.	323,843
12,210		Granite Construction, Inc.	391,941
36,254		KBR, Inc.	821,153
23,700	@	Shaw Group, Inc.	695,121
18,180	@	URS Corp.	785,921
			3,511,359
		Environmental Control: 0.5%
2,037	@	Clean Harbors, Inc.	120,224
25,612	@	Waste Connections, Inc.	700,488
			820,712
		Food: 1.1%
105		Corn Products International, Inc.	3,114
7,566		Lancaster Colony Corp.	380,267
17,762	@	Ralcorp Holdings, Inc.	1,114,210
12,650	@, L	Smithfield Foods, Inc.	155,216
			1,652,807

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Gas: 2.8%
24,951		AGL Resources, Inc.	$838,104
24,446		Energen Corp.	1,026,488
6,430		National Fuel Gas Co.	287,357
33,466		Southern Union Co.	663,965
34,809		UGI Corp.	887,978
17,250		WGL Holdings, Inc.	569,250
			4,273,142
		Hand/Machine Tools: 0.2%
2,974		Kennametal, Inc.	65,577
6,310		Lincoln Electric Holdings, Inc.	287,231
			352,808
		Healthcare - Products: 3.4%
3,895		Beckman Coulter, Inc.	263,769
3,543	@	Edwards Lifesciences Corp.	219,241
19,934	@	Gen-Probe, Inc.	768,456
17,132	@	Henry Schein, Inc.	907,653
3,514		Hill-Rom Holdings, Inc.	72,002
52,208	@	Hologic, Inc.	858,822
1,457	@, L	Idexx Laboratories, Inc.	73,957
26,010	@	Kinetic Concepts, Inc.	831,020
3,710	@	Resmed, Inc.	170,326
28,850		Steris Corp.	837,227
1,000		Techne Corp.	61,670
			5,064,143
		Healthcare - Services: 2.4%
35,372	@	Community Health Systems, Inc.	1,088,396
2,600	@	Covance, Inc.	138,060
15,100	@	Kindred Healthcare, Inc.	215,628
12,543	@	LifePoint Hospitals, Inc.	315,206
30,643	@	Lincare Holdings, Inc.	808,669
11,950		Universal Health Services, Inc.	702,182
12,280	@	WellCare Health Plans, Inc.	298,036
			3,566,177
		Home Builders: 1.8%
14,290		MDC Holdings, Inc.	535,303
1,540	@	NVR, Inc.	1,039,885
9,201		Ryland Group, Inc.	210,887
16,681		Thor Industries, Inc.	434,540
19,289	@	Toll Brothers, Inc.	438,632
			2,659,247
		Household Products/Wares: 1.3%
18,400		American Greetings Corp.	255,576
15,372		Church & Dwight Co., Inc.	878,202
6,643		Scotts Miracle-Gro Co.	270,304
16,581		Tupperware Corp.	613,331
			2,017,413
		Insurance: 4.8%
34,789		American Financial Group, Inc.	892,338
16,542		Arthur J. Gallagher & Co.	393,203
1,679		Brown & Brown, Inc.	33,362
18,045	@@	Everest Re Group Ltd.	1,521,374
39,370		Fidelity National Title Group, Inc.	591,337
2,800		First American Corp.	88,256
17,289		Hanover Insurance Group, Inc.	706,947
32,692		HCC Insurance Holdings, Inc.	864,376
38,750		Horace Mann Educators Corp.	474,688
6,677		Old Republic International Corp.	79,523
10,891		Reinsurance Group of America, Inc.	468,858
2,359		Stancorp Financial Group, Inc.	89,186
34,887		Unitrin, Inc.	660,411
10,467		WR Berkley Corp.	267,432
			7,131,291
		Internet: 1.6%
5,398	@	Avocent Corp.	88,095
1,899	@	Digital River, Inc.	67,073
3,300	@	Equinix, Inc.	278,058
13,950	@	F5 Networks, Inc.	481,136
1,660	@, L	NetFlix, Inc.	72,476
9,450	@, L	Priceline.com, Inc.	1,455,111
			2,441,949
		Investment Companies: 0.1%
21,998		Apollo Investment Corp.	203,701
			203,701
		Iron/Steel: 1.5%
39,924		Cliffs Natural Resources, Inc.	1,010,476
22,650		Reliance Steel & Aluminum Co.	836,691
26,802		Steel Dynamics, Inc.	443,573
			2,290,740
		Machinery - Construction & Mining: 0.8%
8,850		Bucyrus International, Inc.	264,173
16,173		Joy Global, Inc.	628,321

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining (continued)
14,477	@	Terex Corp.	$238,581
			1,131,075
		Machinery - Diversified: 1.7%
10,466	@	AGCO Corp.	326,958
3,700		Graco, Inc.	92,907
15,163		IDEX Corp.	400,910
5,432		Nordson Corp.	291,047
20,847		Roper Industries, Inc.	987,731
11,085		Wabtec Corp.	415,133
			2,514,686
		Media: 0.4%
2,900		Factset Research Systems, Inc.	159,616
36		John Wiley & Sons, Inc.	1,142
15,500		Scholastic Corp.	377,580
			538,338
		Metal Fabricate/Hardware: 1.2%
38,700		Commercial Metals Co.	655,191
24,353		Timken Co.	514,092
1,381		Valmont Industries, Inc.	113,698
38,288		Worthington Industries	504,253
			1,787,234
		Miscellaneous Manufacturing: 2.1%
2,030		Aptargroup, Inc.	69,791
16,078		Brink’s Co.	423,655
18,950		Carlisle Cos., Inc.	625,161
11,846		Crane Co.	278,026
17,880		Donaldson Co., Inc.	671,752
4,411		Federal Signal Corp.	31,539
7,905		Harsco Corp.	246,557
8,427		Pentair, Inc.	238,737
5,554		SPX Corp.	309,247
6,000		Teleflex, Inc.	271,800
			3,166,265
		Office Furnishings: 0.2%
13,000		HNI, Corp.	279,240
			279,240
		Oil & Gas: 2.9%
4,949	@	Bill Barrett Corp.	144,709
3,040		Cimarex Energy Co.	118,682
10,386	@	Comstock Resources, Inc.	366,937
10,410	@	Encore Acquisition Co.	392,353
22,150		Frontier Oil Corp.	284,185
7,364		Helmerich & Payne, Inc.	246,399
15,300	@	Mariner Energy, Inc.	185,589
24,090	@	Newfield Exploration Co.	932,042
26,600		Patterson-UTI Energy, Inc.	353,514
23,033	@	Plains Exploration & Production Co.	604,616
26,873	@	Pride International, Inc.	692,786
1,792	@	Seahawk Drilling, Inc.	39,933
			4,361,745
		Oil & Gas Services: 0.5%
11,943	@	Helix Energy Solutions Group, Inc.	139,733
7,984	@	Oceaneering International, Inc.	416,525
9,850	@	Superior Energy Services	179,566
			735,824
		Packaging & Containers: 1.2%
32,484		Packaging Corp. of America	661,374
33,205		Sonoco Products Co.	861,338
18,145		Temple-Inland, Inc.	306,832
			1,829,544
		Pharmaceuticals: 2.6%
42,040	@	Endo Pharmaceuticals Holdings, Inc.	948,843
25,871		Medicis Pharmaceutical Corp.	477,837
36,124		Omnicare, Inc.	826,878
10,832		Perrigo Co.	319,761
46,980	@	Sepracor, Inc.	852,687
18,900	@	Valeant Pharmaceuticals International	489,321
			3,915,327
		Pipelines: 0.5%
22,182		Oneok, Inc.	751,526
			751,526
		Retail: 9.2%
27,500	@	99 Cents Only Stores	373,175
23,850		Advance Auto Parts, Inc.	1,008,855
20,070	@	Aeropostale, Inc.	785,741
8,800		American Eagle Outfitters	118,800
20,900		Barnes & Noble, Inc.	432,421
13,030	@	BJ’s Wholesale Club, Inc.	424,778
18,250		Bob Evans Farms, Inc.	490,378
29,716		Brinker International, Inc.	432,665
25,507	@	Carmax, Inc.	441,526
28,838	@	Cheesecake Factory	529,754

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
40,800	@	Chico’s FAS, Inc.	$519,384
9,080	@, L	Chipotle Mexican Grill, Inc.	761,630
11,482	@	Collective Brands, Inc.	181,875
5,272	@, L	Copart, Inc.	186,312
23,043	@	Dollar Tree, Inc.	1,150,767
37,450		Foot Locker, Inc.	399,217
9,617		Guess ?, Inc.	336,980
15,841		MSC Industrial Direct Co.	625,878
13,100	@	Panera Bread Co.	683,951
39,766		Petsmart, Inc.	831,507
14,010		Phillips-Van Heusen	529,298
33,045		Ross Stores, Inc.	1,541,215
5,136	@	Urban Outfitters, Inc.	146,016
46,308		Williams-Sonoma, Inc.	885,872
			13,817,995
		Savings & Loans: 1.5%
38,261		First Niagara Financial Group, Inc.	500,454
97,950	L	New York Community Bancorp., Inc.	1,042,188
54,100		NewAlliance Bancshares, Inc.	636,216
			2,178,858
		Semiconductors: 1.7%
63,655	@	Atmel Corp.	262,895
9,150	@	Cree, Inc.	337,086
18,600	@	Fairchild Semiconductor International, Inc.	187,116
90,300	@	Integrated Device Technology, Inc.	616,749
20,800		Intersil Corp.	307,840
11,173	@	Lam Research Corp.	343,011
24,611	@	Semtech Corp.	449,643
			2,504,340
		Software: 4.1%
30,503		Acxiom Corp.	278,187
2,697	@, L	Advent Software, Inc.	104,347
13,950	@	Ansys, Inc.	490,203
44,180		Broadridge Financial Solutions ADR	919,828
12,063	@, L	Cerner Corp.	744,408
33,013		Fair Isaac Corp.	736,190
5,500	@	Mantech International Corp.	290,620
18,610	@	Metavante Technologies, inc.	586,401
23,630	@	Parametric Technology Corp.	314,279
40,700	@	Quest Software, Inc.	671,143
28,949	@	Sybase, Inc.	1,008,873
			6,144,479
		Telecommunications: 2.4%
128,928	@	3Com Corp.	560,837
20,262	@	ADC Telecommunications, Inc.	172,430
3,173		Adtran, Inc.	72,154
2,108	@	Cincinnati Bell, Inc.	7,020
27,214	@	CommScope, Inc.	733,689
25,840	@	NeuStar, Inc.	598,971
11,118		Plantronics, Inc.	265,609
12,100	@	Polycom, Inc.	285,439
56,700	@	RF Micro Devices, Inc.	266,490
15,457	@	Syniverse Holdings, Inc.	276,217
13,227		Telephone & Data Systems, Inc.	348,796
			3,587,652
		Textiles: 0.2%
5,310	@	Mohawk Industries, Inc.	266,137
			266,137
		Toys/Games/Hobbies: 0.5%
14,550	@	Marvel Entertainment, Inc.	703,784
			703,784
		Transportation: 1.4%
10,867		Con-way, Inc.	453,806
7,129		JB Hunt Transport Services, Inc.	199,826
4,047	@	Kansas City Southern	96,723
11,277		Landstar System, Inc.	393,229
5,900		Overseas Shipholding Group	208,683
18,316		Tidewater, Inc.	790,702
			2,142,969
		Trucking & Leasing: 0.0%
1,919		GATX Corp.	52,638
			52,638
		Water: 0.0%
4,050	L	Aqua America, Inc.	68,243
			68,243
		Total Common Stock
		(Cost $121,638,361)	137,497,713
REAL ESTATE INVESTMENT TRUSTS: 7.1%
		Apartments: 1.1%
10,024		BRE Properties, Inc.	283,378

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Apartments (continued)
9,933		Camden Property Trust	$364,541
1,800		Essex Property Trust, Inc.	134,298
65,400		UDR, Inc.	836,466
			1,618,683
		Diversified: 1.5%
27,992		Cousins Properties, Inc.	232,054
25,008		Duke Realty Corp.	288,092
36,100		Liberty Property Trust	1,182,997
16,064		Potlatch Corp.	467,462
			2,170,605
		Forest Products & Paper: 0.7%
25,800		Rayonier, Inc.	1,108,110
			1,108,110
		Healthcare: 0.4%
19,000		Nationwide Health Properties, Inc.	605,720
			605,720
		Office Property: 1.4%
19,280	L	Alexandria Real Estate Equities, Inc.	1,074,089
10,300		Corporate Office Properties Trust SBI MD	379,658
3,803		Highwoods Properties, Inc.	111,694
14,730		Mack-Cali Realty Corp.	471,802
			2,037,243
		Regional Malls: 0.3%
14,087	L	Macerich Co.	403,733
			403,733
		Shopping Centers: 0.8%
10,716		Equity One, Inc.	168,777
3,100		Federal Realty Investment Trust	193,347
4,230		Regency Centers Corp.	141,917
38,392		Weingarten Realty Investors	762,465
			1,266,506
		Single Tenant: 0.5%
29,200		Realty Income Corp.	746,060
			746,060
		Warehouse/Industrial: 0.4%
28,145		AMB Property Corp.	642,550
			642,550
		Total Real Estate Investment Trusts
		(Cost $8,716,723)	10,599,210
		Total Long-Term Investments
		(Cost $130,355,084)	148,096,923
SHORT-TERM INVESTMENTS: 6.0%
		Affiliated Mutual Fund: 1.2%
1,799,000	S	ING Institutional Prime Money Market Fund - Class I	1,799,000
		Total Mutual Fund
		(Cost $1,799,000)	1,799,000

Principal Amount				Value
		Securities Lending Collateral(cc): 4.8%
$7,356,739		Bank of New York Mellon Corp. Institutional Cash Reserves		$7,206,605
		Total Securities Lending Collateral
		(Cost $7,356,739)		7,206,605
		Total Short-Term Investments
		(Cost $9,155,739)		9,005,605
		Total Investments in Securities
		(Cost $139,510,823)*	104.6%	$157,102,528
		Other Assets and Liabilities - Net	(4.6)	(6,904,071)
		Net Assets	100.0%	$150,198,457

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
	*	Cost for federal income tax purposes is $144,134,988.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,806,418
		Gross Unrealized Depreciation		(10,838,878)
		Net Unrealized Appreciation		$12,967,540

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$137,497,713	$—	$—	$137,497,713
Real Estate Investment Trusts	10,599,210	—	—	10,599,210
Short-Term Investments	1,799,000	7,206,605	—	9,005,605
Total Investments, at value	$149,895,923	$7,206,605	$—	$157,102,528

Other Financial Instruments+
Futures	$286,484	$—	$—	$286,484
Total Assets	$150,182,407	$7,206,605	$—	$157,389,012

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on August 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P MidCap 400	6	09/17/09	$286,484
			$286,484

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Equity contracts	$286,484
Total	$286,484

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.5%
		Advertising: 0.2%
6,373	@	inVentiv Health, Inc.	$101,331
			101,331
		Aerospace/Defense: 2.4%
1,024	@	AAR Corp.	17,418
1,783	@	Aerovironment, Inc.	50,156
7,262		Cubic Corp.	257,946
3,820		Curtiss-Wright Corp.	124,417
7,663	@	Esterline Technologies Corp.	236,940
37,500	@	Gencorp, Inc.	165,375
2,793	@	Moog, Inc.	80,941
3,549		National Presto Industries, Inc.	297,300
13,164	@	Orbital Sciences Corp.	194,696
3,040	@	Teledyne Technologies, Inc.	102,630
1,654		Triumph Group, Inc.	71,949
			1,599,768
		Agriculture: 0.3%
20,100	@	Alliance One International, Inc.	76,983
3,876		Andersons, Inc.	127,520
			204,503
		Airlines: 0.5%
21,841		Skywest, Inc.	337,443
			337,443
		Apparel: 1.7%
16,925	@	Carter’s, Inc.	425,833
11,296	@	CROCS, Inc.	71,730
2,210	@	Deckers Outdoor Corp.	150,943
12,992	@	Iconix Brand Group, Inc.	223,203
3,390		Oxford Industries, Inc.	47,460
5,038	@	True Religion Apparel, Inc.	114,010
2,670	@	Volcom, Inc.	37,834
2,353		Wolverine World Wide, Inc.	58,613
			1,129,626
		Auto Parts & Equipment: 0.5%
9,700	@	ATC Technology Corp.	202,924
8,306		Spartan Motors, Inc.	45,102
8,016		Superior Industries International	113,988
			362,014
		Banks: 7.1%
10,596		Bank Mutual Corp.	93,139
8,575		Bank of the Ozarks, Inc.	213,861
19,616	L	Cascade Bancorp.	26,285
8,210	L	Central Pacific Financial Corp.	22,824
11,100		Community Bank System, Inc.	197,913
35,588	@@	First Bancorp. Puerto Rico	113,526
17,495		First Financial Bancorp.	147,658
7,300		First Financial Bankshares, Inc.	363,832
1,311	L	Frontier Financial Corp.	1,009
25,023	L	Glacier Bancorp., Inc.	373,093
7,788		Hancock Holding Co.	298,358
10,926		Independent Bank Corp.	253,155
3,300		NBT Bancorp., Inc.	74,580
26,292		Old National Bancorp.	279,747
12,660		Prosperity Bancshares, Inc.	437,150
5,379	L	S&T Bancorp, Inc.	74,499
6,798	@	Signature Bank	206,387
7,459		Simmons First National Corp.	210,120
15,060		Sterling Bancorp.	114,456
10,300		Sterling Bancshares, Inc.	81,885
9,843		Susquehanna Bancshares, Inc.	57,483
5,411		Tompkins Financial Corp.	236,461
18,887		Trustco Bank Corp.	117,477
8,115		UMB Financial Corp.	324,843
1,967		Umpqua Holdings Corp.	20,280
15,250		United Bankshares, Inc.	299,358
8,550		Wilshire Bancorp., Inc.	70,794
			4,710,173
		Beverages: 0.5%
5,150	@, L	Green Mountain Coffee Roasters, Inc.	309,979
1,700	@	Peet’s Coffee & Tea, Inc.	44,727
			354,706
		Biotechnology: 1.3%
7,200	@	Arqule, Inc.	39,024
18,610	@	Cubist Pharmaceuticals, Inc.	384,855
3,910	@	Enzo Biochem, Inc.	19,902

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
11,220	@	Martek Biosciences Corp.	$275,451
5,071	@	Regeneron Pharmaceuticals, Inc.	115,264
			834,496
		Building Materials: 1.5%
2,269		AAON, Inc.	47,377
13,980		Apogee Enterprises, Inc.	184,536
8,400		Eagle Materials, Inc.	221,172
15,223		Gibraltar Industries, Inc.	183,285
11,020	@, L	NCI Building Systems, Inc.	29,644
2,350	L	Texas Industries, Inc.	93,436
5,600		Universal Forest Products, Inc.	231,280
			990,730
		Chemicals: 2.8%
2,097		American Vanguard Corp.	18,370
5,162		Arch Chemicals, Inc.	150,834
9,820		Balchem Corp.	244,518
7,791		HB Fuller Co.	153,794
3,190		NewMarket Corp.	265,153
8,800	@	OM Group, Inc.	239,448
18,962	@	PolyOne Corp.	96,706
1,604		Quaker Chemical Corp.	33,235
15,950		Schulman A, Inc.	320,436
4,702		Stepan Co.	254,190
3,488		Zep, Inc.	55,738
			1,832,422
		Commercial Services: 4.9%
8,969		Administaff, Inc.	216,512
3,100	@	American Public Education, Inc.	107,415
6,920	@	AMN Healthcare Services, Inc.	68,300
213		Arbitron, Inc.	3,902
2,500	@	Bankrate, Inc.	71,225
3,700	@	Capella Education Co.	234,395
4,991		CDI Corp.	75,813
3,721		Chemed Corp.	162,012
173	@	Coinstar, Inc.	5,711
3,079	@	Consolidated Graphics, Inc.	63,612
1,800	@	Corvel Corp.	54,108
9,150	@	Forrester Research, Inc.	215,391
9,850	@	Geo Group, Inc.	180,452
2,700		Healthcare Services Group	47,736
4,168		Heartland Payment Systems, Inc.	52,142
3,026		Hillenbrand, Inc.	60,581
2,210	@	HMS Holdings Corp.	83,118
11,222	@	Kendle International, Inc.	147,457
11,681	@	Live Nation, Inc.	82,117
28,310	@	On Assignment, Inc.	113,240
3,992	@	Parexel International Corp.	51,217
3,232	@	Pre-Paid Legal Services, Inc.	148,155
4,983	@	Spherion Corp.	27,008
12,400	@	TeleTech Holdings, Inc.	211,544
7,950	@	Ticketmaster	77,592
10,536	@	TrueBlue, Inc.	143,290
5,250	@	Universal Technical Institute, Inc.	105,683
6,045		Viad Corp.	109,233
11,236	@	Wright Express Corp.	354,159
			3,273,120
		Computers: 2.7%
9,511	@	CACI International, Inc.	437,126
40,806	@	Ciber, Inc.	159,143
17,155	@	Insight Enterprises, Inc.	196,768
16,500	@	Manhattan Associates, Inc.	294,195
1,038		MTS Systems Corp.	27,549
17,010	@	Radisys Corp.	124,173
10,836	@	SYKES Enterprises, Inc.	227,448
11,905	@, L	Synaptics, Inc.	306,911
			1,773,313
		Cosmetics/Personal Care: 0.2%
1,660	@, L	Chattem, Inc.	101,658
			101,658
		Distribution/Wholesale: 1.6%
29,071	@	Brightpoint, Inc.	213,381
8,400		Pool Corp.	200,088
11,347	@	Scansource, Inc.	317,603
5,698	@	School Specialty, Inc.	129,857
4,470		Watsco, Inc.	236,150
			1,097,079
		Diversified Financial Services: 2.1%
2,000		Greenhill & Co., Inc.	158,400
12,103	@	Investment Technology Group, Inc.	298,218
9,863		National Financial Partners Corp.	77,425
20,207		OptionsXpress Holdings, Inc.	336,244
1,700	@	Piper Jaffray Cos.	86,156

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
2,000	@	Stifel Financial Corp.	$112,600
5,946		SWS Group, Inc.	85,979
9,182	@, L	World Acceptance, Corp.	239,007
			1,394,029
		Electric: 0.7%
2,700		Avista Corp.	52,704
3,500		Central Vermont Public Service Corp.	64,050
5,583		CH Energy Group, Inc.	255,478
3,072		Unisource Energy Corp.	89,825
			462,057
		Electronics: 4.5%
2,800		American Science & Engineering, Inc.	172,452
136	@	Axsys Technologies, Inc.	7,344
1,530		Badger Meter, Inc.	55,371
2,655		Bel Fuse, Inc.	44,870
26,840	@	Benchmark Electronics, Inc.	440,176
12,549		Brady Corp.	371,827
18,157	@	Checkpoint Systems, Inc.	302,677
10,038		CTS Corp.	88,937
4,350		Daktronics, Inc.	35,105
4,515	@	Dionex Corp.	271,532
7,520	@	FEI Co.	177,923
16,298	S	Methode Electronics, Inc.	140,652
22,062	@	Newport Corp.	156,420
4,309		Park Electrochemical Corp.	92,816
6,920	@	Plexus Corp.	174,246
16,195	@	TTM Technologies, Inc.	163,893
10,750		Watts Water Technologies, Inc.	324,328
			3,020,569
		Energy - Alternate Sources: 0.0%
1,051	@, L	Headwaters, Inc.	4,036
			4,036
		Engineering & Construction: 1.0%
21,114	@	EMCOR Group, Inc.	489,211
4,120	@	Insituform Technologies, Inc.	78,898
3,600	@	Stanley, Inc.	92,340
			660,449
		Entertainment: 0.2%
14,200	@	Shuffle Master, Inc.	107,636
			107,636
		Environmental Control: 0.6%
10,046	@	Calgon Carbon Corp.	143,658
9,095	@	Darling International, Inc.	63,756
5,915	@	Tetra Tech, Inc.	174,729
			382,143
		Food: 1.7%
521	L	Cal-Maine Foods, Inc.	14,875
6,304		Diamond Foods, Inc.	176,197
7,000		J&J Snack Foods Corp.	305,900
1,336		Lance, Inc.	32,398
3,400		Nash Finch Co.	92,276
3,600		Sanderson Farms, Inc.	149,760
5,193	@	TreeHouse Foods, Inc.	192,401
5,322	@	United Natural Foods, Inc.	143,800
			1,107,607
		Forest Products & Paper: 0.6%
431	@	Buckeye Technologies, Inc.	4,344
1,950	@	Clearwater Paper Corp.	89,993
6,800		Schweitzer-Mauduit International, Inc.	334,424
			428,761
		Gas: 2.3%
20,378		Atmos Energy Corp.	555,086
12,061		New Jersey Resources Corp.	443,242
1,250		Northwest Natural Gas Co.	52,625
8,735		Piedmont Natural Gas Co.	209,815
3,920		South Jersey Industries, Inc.	135,828
5,850		Southwest Gas Corp.	142,448
			1,539,044
		Hand/Machine Tools: 0.2%
1,945		Baldor Electric Co.	54,596
1,994		Regal-Beloit Corp.	90,647
			145,243
		Healthcare - Products: 3.0%
688	@	Abaxism, Inc.	18,301
12,000	@	Align Technology, Inc.	160,800
23,500	@	American Medical Systems Holdings, Inc.	358,140
4,423		Cooper Cos., Inc.	120,836
10,850	@	Cyberonics	163,184
3,550	@	Haemonetics Corp.	186,872
7,200	@	Hanger Orthopedic Group, Inc.	100,872
1,714	@	ICU Medical, Inc.	63,744
6,359		Invacare Corp.	137,736

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
9,750	@	Kensey Nash Corp.	$254,573
13,200	@	PSS World Medical, Inc.	269,808
1,470		West Pharmaceutical Services, Inc.	59,079
5,100	@	Zoll Medical Corp.	91,698
			1,985,643
		Healthcare - Services: 5.0%
1,135	@	Air Methods Corp.	38,738
2,629	@, L	Almost Family, Inc.	72,482
8,318	@, L	Amedisys, Inc.	370,484
2,218	@	AMERIGROUP Corp.	52,456
15,134	@	Amsurg Corp.	307,220
10,581	@	Centene Corp.	183,157
1,700	@	Genoptix, Inc.	48,773
11,183	@	Gentiva Health Services, Inc.	246,585
13,850	@	Healthspring, Inc.	183,236
10,000	@	Healthways, Inc.	130,800
1,500	@	IPC The Hospitalist Co., Inc.	44,310
6,437	@	LHC Group, Inc.	157,385
13,450	@	Magellan Health Services, Inc.	431,611
12,740	@	Mednax, Inc.	663,372
8,574	@	Molina Healthcare, Inc.	173,624
10,613	@	Odyssey HealthCare, Inc.	136,695
4,100	@	RehabCare Group, Inc.	86,059
			3,326,987
		Home Builders: 0.8%
7,360		M/I Homes, Inc.	116,435
8,450	@	Meritage Homes Corp.	189,365
55,746	@	Standard-Pacific Corp.	202,358
			508,158
		Home Furnishings: 0.4%
1,300	@	DTS, Inc.	34,840
16,677		La-Z-Boy, Inc.	141,254
5,870	@	Universal Electronics, Inc.	110,473
			286,567
		Household Products/Wares: 0.4%
15,333	@	Central Garden & Pet Co.	168,663
5,600	@	Helen of Troy Ltd.	121,072
			289,735
		Housewares: 0.5%
8,376		Toro Co.	317,702
			317,702
		Insurance: 3.2%
4,389		American Physicians Capital, Inc.	130,968
8,563	@	Amerisafe, Inc.	146,256
15,520		Delphi Financial Group	362,702
4,800		Employers Holdings, Inc.	71,232
6,231		Infinity Property & Casualty Corp.	273,977
1,939	@	Navigators Group, Inc.	100,634
7,919	@	ProAssurance Corp.	415,748
1,338		RLI Corp.	70,927
2,770		Safety Insurance Group, Inc.	89,000
16,603		Selective Insurance Group	282,583
243		Stewart Information Services Corp.	3,443
7,610		Tower Group, Inc.	182,564
			2,130,034
		Internet: 2.7%
9,090	@	Blue Coat Systems, Inc.	178,255
2,280	@, L	Blue Nile, Inc.	126,266
8,773	@	Cybersource Corp.	134,666
5,064	@	DealerTrack Holdings, Inc.	102,192
25,374	@	eResearch Technology, Inc.	159,602
14,865	@	j2 Global Communications, Inc.	317,665
756	@	Knot, Inc.	7,636
7,000		Nutri/System, Inc.	99,610
14,630	@	Perficient, Inc.	113,529
11,612	@	Stamps.com, Inc.	100,095
31,677		United Online, Inc.	221,739
14,611	@	Websense, Inc.	221,503
			1,782,758
		Leisure Time: 0.3%
6,350	@	Interval Leisure Group, Inc.	66,612
4,045		Polaris Industries, Inc.	152,537
			219,149
		Lodging: 0.1%
2,821		Marcus Corp.	35,319
			35,319
		Machinery - Diversified: 1.5%
10,142		Applied Industrial Technologies, Inc.	209,229
10,249	L	Briggs & Stratton Corp.	180,792
5,380		Cognex Corp.	86,188
8,313	@	Gardner Denver, Inc.	269,923
5,572	L	Lindsay Manufacturing Co.	231,294
			977,426

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.6%
1,100		Kaydon Corp.	$36,718
1,617		Lawson Products	29,235
14,162		Mueller Industries, Inc.	342,579
			408,532
		Mining: 0.1%
1,300		Amcol International Corp.	28,782
3,041	@	Brush Engineered Materials, Inc.	67,449
230	@	Century Aluminum Co.	2,353
			98,584
		Miscellaneous Manufacturing: 3.0%
27,760		Actuant Corp.	392,249
6,831		Acuity Brands, Inc.	219,343
5,000		AO Smith Corp.	190,250
3,037	@	AZZ, Inc.	104,534
9,446	@	Ceradyne, Inc.	176,829
5,423		Clarcor, Inc.	173,861
3,993	@	EnPro Industries, Inc.	85,929
5,496	@	ESCO Technologies, Inc.	203,682
9,646	@	Griffon Corp.	101,958
5,750		John Bean Technologies Corp.	95,968
1,240		Myers Industries, Inc.	12,710
4,800		Standex International Corp.	82,128
3,992	L	Sturm Ruger & Co., Inc.	55,130
8,800		Tredegar Corp.	131,824
			2,026,395
		Office Furnishings: 0.1%
11,435		Interface, Inc.	75,585
			75,585
		Oil & Gas: 1.5%
15,617	@	Atwood Oceanics, Inc.	444,772
2,431		Holly Corp.	55,524
134		Penn Virginia Corp.	2,567
1,257	@	Petroleum Development Corp.	17,208
3,713	@	Pioneer Drilling Co.	21,164
2,100	@, L	Seahawk Drilling, Inc.	46,809
5,161		St. Mary Land & Exploration Co.	135,734
21,751	@	Stone Energy Corp.	277,543
			1,001,321
		Oil & Gas Services: 2.2%
6,521	@	Basic Energy Services, Inc.	44,212
5,370	@	Dril-Quip, Inc.	229,084
3,600		Gulf Island Fabrication, Inc.	53,892
904	@	Hornbeck Offshore Services, Inc.	19,942
4,837	@	ION Geophysical Corp.	12,334
520		Lufkin Industries, Inc.	23,010
10,400	@	Matrix Service Co.	114,608
2,529	@	NATCO Group, Inc.	105,206
10,842	@	Oil States International, Inc.	319,514
5,254	@	SEACOR Holdings, Inc.	399,987
19,538	@	Tetra Technologies, Inc.	172,325
			1,494,114
		Packaging & Containers: 0.8%
10,890		Rock-Tenn Co.	558,548
			558,548
		Pharmaceuticals: 1.0%
7,010	@	Catalyst Health Solutions, Inc.	200,206
5,718	@	Par Pharmaceutical Cos., Inc.	116,933
11,050	@	PharMerica Corp.	221,553
19,900	@	Viropharma, Inc.	159,200
			697,892
		Real Estate: 0.1%
5,610	@	Forestar Real Estate Group, Inc.	81,008
			81,008
		Retail: 10.2%
4,671		Big 5 Sporting Goods Corp.	71,326
8,018	L	Buckle, Inc.	212,076
3,198	@, L	Buffalo Wild Wings, Inc.	131,854
16,610	@	Cabela’s, Inc.	266,591
11,200	@	California Pizza Kitchen, Inc.	157,472
6,736		Casey’s General Stores, Inc.	186,924
9,210		Cash America International, Inc.	258,156
15,802		Cato Corp.	269,898
4,226	@	CEC Entertainment, Inc.	113,046
6,166	@	Charlotte Russe Holding, Inc.	107,227
8,559	@	Childrens Place Retail Stores, Inc.	259,594
4,336		Cracker Barrel Old Country Store	123,186
5,000	@, L	DineEquity, Inc.	105,400
22,060	@, L	Dress Barn, Inc.	358,034
19,150		Finish Line	157,988
10,950	@	First Cash Financial Services, Inc.	205,751

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
18,208		Fred’s, Inc.	$238,161
6,298		Group 1 Automotive, Inc.	177,415
5,998	@	Gymboree Corp.	268,650
4,250		Haverty Furniture Cos., Inc.	49,598
5,550	@	Hibbett Sporting Goods, Inc.	97,514
11,450	@	HOT Topic, Inc.	79,692
7,400	@	HSN, Inc.	76,960
3,720	@	Jack in the Box, Inc.	75,851
8,619	@	Jo-Ann Stores, Inc.	235,471
4,476	@	JoS. A Bank Clothiers, Inc.	196,989
11,300	@	MarineMax, Inc.	79,665
9,383		Men’s Wearhouse, Inc.	243,958
2,853	@	Papa John’s International, Inc.	66,974
8,531		PetMed Express, Inc.	154,326
9,818	@	PF Chang’s China Bistro, Inc.	313,292
6,110	@	Ruby Tuesday, Inc.	44,603
17,544		Stage Stores, Inc.	234,212
11,457	@	Steak N Shake Co.	120,069
12,001	@	Stein Mart, Inc.	148,332
4,812	@	Texas Roadhouse, Inc.	49,034
10,630	@	Tractor Supply Co.	500,248
8,140		World Fuel Services Corp.	365,812
			6,801,349
		Savings & Loans: 0.2%
14,200		Dime Community Bancshares	159,977
			159,977
		Semiconductors: 3.4%
38,516	@	Cypress Semiconductor Corp.	389,782
4,520	@	Diodes, Inc.	91,620
7,787	@	DSP Group, Inc.	61,517
2,550	@	Hittite Microwave Corp.	87,771
10,600	@	Kopin Corp.	40,810
19,926	@	Microsemi Corp.	281,156
11,800	@	MKS Instruments, Inc.	217,474
6,100	@	Rudolph Technologies, Inc.	39,162
5,000	@, L	Sigma Designs, Inc.	70,650
33,585	@	Skyworks Solutions, Inc.	391,265
833	@	Supertex, Inc.	21,525
12,025	@	Triquint Semiconductor, Inc.	88,023
6,600	@	Ultratech, Inc.	71,478
9,059	@	Varian Semiconductor Equipment Associates, Inc.	276,934
5,150	@	Veeco Instruments, Inc.	110,622
			2,239,789
		Software: 3.8%
1,103	@	Avid Technology, Inc.	14,372
6,805		Blackbaud, Inc.	131,064
6,700	@	Commvault Systems, Inc.	122,543
6,861	@	Concur Technologies, Inc.	242,605
12,526	@	CSG Systems International	188,767
1,135	@	Ebix, Inc.	56,024
16,171	@	Eclipsys Corp.	271,026
26,500	@	Epicor Software Corp.	166,950
7,900	@	JDA Software Group, Inc.	152,786
11,936	@	Phase Forward, Inc.	153,497
8,325	@	Progress Software Corp.	185,481
1,789	L	Quality Systems, Inc.	96,320
6,200	@	Smith Micro Software, Inc.	71,610
3,338	@	SPSS, Inc.	166,232
8,950	@	SYNNEX Corp.	265,368
16,550	@	Take-Two Interactive Software, Inc.	173,775
2,283	@	Taleo Corp.	41,299
3,280	@	Tyler Technologies, Inc.	49,954
			2,549,673
		Telecommunications: 3.3%
4,218	@	Anixter International, Inc.	147,967
7,871		Applied Signal Technology, Inc.	200,474
27,749	@	Arris Group, Inc.	367,952
8,200		Black Box Corp.	205,328
4,900	@	Cbeyond, Inc.	70,364
9,260	@	Comtech Telecommunications	315,025
3,517	@	EMS Technologies, Inc.	66,203
5,250	@	General Communication, Inc.	35,018
26,745	@	Harmonic, Inc.	176,517
5,400		Iowa Telecommunications Services, Inc.	61,614
7,770	@	Netgear, Inc.	132,712
6,400	@	Neutral Tandem, Inc.	160,064
11,058	@	Novatel Wireless, Inc.	106,710
9,295	@	Symmetricom, Inc.	48,799
7,539	@	Tekelec	117,382
			2,212,129
		Textiles: 0.7%
8,266		G&K Services, Inc.	194,251

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Textiles (continued)
6,110		Unifirst Corp.		$243,728
				437,979
		Transportation: 1.5%
1,865	@	Bristow Group, Inc.		54,458
15,137		Heartland Express, Inc.		214,340
9,163	@	HUB Group, Inc.		200,945
10,090	@	Kirby Corp.		373,835
2,700		Knight Transportation, Inc.		44,523
3,192	@	Old Dominion Freight Line		114,210
				1,002,311
		Total Common Stock
		(Cost $55,078,486)		61,658,620
REAL ESTATE INVESTMENT TRUSTS: 6.4%
		Apartments: 1.0%
8,287		Home Properties, Inc.		314,657
6,400		Mid-America Apartment Communities, Inc.		280,192
3,200		Post Properties, Inc.		54,528
				649,377
		Diversified: 0.9%
7,593		Entertainment Properties Trust		238,116
26,652		Lexington Realty Trust		124,198
4,914		PS Business Parks, Inc.		260,098
				622,412
		Healthcare: 1.3%
6,928		Healthcare Realty Trust, Inc.		149,991
30,256		Medical Properties Trust, Inc.		229,038
24,310		Senior Housing Properties Trust		487,659
				866,688
		Hotels: 0.7%
30,579		DiamondRock Hospitality Co.		209,466
17,515		LaSalle Hotel Properties		289,873
				499,339
		Office Property: 0.9%
13,559		BioMed Realty Trust, Inc.		182,775
4,500		Franklin Street Properties Corp.		63,945
6,916		Kilroy Realty Corp.		191,642
10,151		Parkway Properties, Inc.		183,733
				622,095
		Regional Malls: 0.3%
26,384		Pennsylvania Real Estate Investment Trust		174,926
				174,926
		Shopping Centers: 0.6%
250		Acadia Realty Trust		3,828
14,600		Cedar Shopping Centers, Inc.		93,878
8,659		Inland Real Estate Corp.		72,562
22,487		Kite Realty Group Trust		81,853
3,550		Tanger Factory Outlet Centers, Inc.		133,551
				385,672
		Single Tenant: 0.3%
8,590		National Retail Properties, Inc.		176,267
				176,267
		Storage: 0.3%
5,135		Extra Space Storage, Inc.		50,837
4,621		Sovran Self Storage, Inc.		135,811
				186,648
		Warehouse/Industrial: 0.1%
2,200		EastGroup Properties, Inc.		82,808
				82,808
		Total Real Estate Investment Trusts
		(Cost $4,480,634)		4,266,232
		Total Long-Term Investments
		(Cost $59,559,120)		65,924,852
SHORT-TERM INVESTMENTS: 6.9%
		Affiliated Mutual Fund: 1.8%
1,174,000	S	ING Institutional Prime Money Market Fund - Class I		1,174,000
		Total Mutual Fund
		(Cost $1,174,000)		1,174,000

Principal Amount				Value
		Securities Lending Collateral(cc): 5.1%
$3,483,459		Bank of New York Mellon Corp. Institutional Cash Reserves		$3,416,574
		Total Securities Lending Collateral
		(Cost $3,483,459)		3,416,574
		Total Short-Term Investments
		(Cost $4,657,459)		4,590,574
		Total Investments in Securities
		(Cost $64,216,579)*	105.8%	$70,515,426
		Other Assets and Liabilities - Net	(5.8)	(3,863,993)
		Net Assets	100.0%	$66,651,433

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at August 31, 2009.
*	Cost for federal income tax purposes is $66,183,469.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,925,183
	Gross Unrealized Depreciation	(6,593,226)
	Net Unrealized Appreciation	$4,331,957

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$61,658,620	$—	$—	$61,658,620
Real Estate Investment Trusts	4,266,232	—	—	4,266,232
Short-Term Investments	1,174,000	3,416,574	—	4,590,574
Total Investments, at value	$67,098,852	$3,416,574	$—	$70,515,426

Other Financial Instruments+
Futures	$107,890	$—	$—	$107,890
Total Assets	$67,206,742	$3,416,574	$—	$70,623,316

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

ING Index Plus SmallCap Fund Open Futures Contracts on August 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
Russell 2000 Mini	22	09/18/09	$107,890
			$107,890

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Equity contracts	$107,890
Total	$107,890

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.2%
		Aerospace/Defense: 1.9%
28,500	@	Moog, Inc.	$825,930
36,100	@	Orbital Sciences Corp.	533,919
21,500	@	Teledyne Technologies, Inc.	725,840
			2,085,689
		Airlines: 0.7%
18,700	@	Allegiant Travel Co.	732,853
			732,853
		Apparel: 2.5%
39,168	@	Carter’s, Inc.	985,467
32,400	@	True Religion Apparel, Inc.	733,212
42,800		Wolverine World Wide, Inc.	1,066,148
			2,784,827
		Auto Parts & Equipment: 0.5%
43,000		Cooper Tire & Rubber Co.	614,040
			614,040
		Banks: 6.6%
53,317		Bank Mutual Corp.	468,656
55,062		FirstMerit Corp.	989,464
19,800		IBERIABANK Corp.	959,508
38,491	@	Pinnacle Financial Partners, Inc.	580,059
24,079		Prosperity Bancshares, Inc.	831,448
27,100	@	Signature Bank	822,756
18,800	@	SVB Financial Group	747,300
20,426		UMB Financial Corp.	817,653
7,500		Westamerica Bancorp.	385,725
85,642	@	Western Alliance Bancorp.	627,756
			7,230,325
		Biotechnology: 2.0%
9,942	@	Acorda Therapeutics, Inc.	224,888
4,300	@	AMAG Pharmaceuticals, Inc.	176,472
15,900	@	Cubist Pharmaceuticals, Inc.	328,812
7,400	@	Dendreon Corp.	172,938
21,023	@	Human Genome Sciences, Inc.	415,835
25,100	@	InterMune, Inc.	381,018
27,450	@	Medicines Co.	209,169
20,300	@	Seattle Genetics, Inc.	248,675
			2,157,807
		Chemicals: 2.6%
21,600		Albemarle Corp.	696,168
41,700		HB Fuller Co.	823,158
12,700		Minerals Technologies, Inc.	569,468
45,900		RPM International, Inc.	747,252
			2,836,046
		Commercial Services: 4.1%
38,100		Arbitron, Inc.	697,992
13,700	@	Capella Education Co.	867,895
29,200		Equifax, Inc.	807,088
16,100	@	FTI Consulting, Inc.	700,994
32,700	@	PHH Corp.	695,202
25,400	@	TrueBlue, Inc.	345,440
8,993		Watson Wyatt Worldwide, Inc.	392,994
			4,507,605
		Computers: 2.3%
23,800	@	CACI International, Inc.	1,093,848
78,141	@	Mentor Graphics Corp.	689,985
25,900	@	Micros Systems, Inc.	721,833
			2,505,666
		Cosmetics/Personal Care: 0.9%
15,700	@	Chattem, Inc.	961,468
			961,468
		Distribution/Wholesale: 2.5%
42,300	@	Fossil, Inc.	1,073,574
14,400		Owens & Minor, Inc.	637,200
18,700		Watsco, Inc.	987,921
			2,698,695
		Diversified Financial Services: 2.9%
31,800		Duff & Phelps Corp.	541,872
44,148	@	Knight Capital Group, Inc.	888,258
18,470		Sanders Morris Harris Group, Inc.	103,617
16,708	@	Stifel Financial Corp.	940,660
47,700		SWS Group, Inc.	689,742
			3,164,149
		Electric: 4.1%
24,500		Black Hills Corp.	626,710

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
52,000		Cleco Corp.	$1,269,840
40,300	@	El Paso Electric Co.	682,682
18,588		Idacorp, Inc.	529,386
13,000		NorthWestern Corp.	311,870
55,370		Portland General Electric Co.	1,080,822
			4,501,310
		Electrical Components & Equipment: 0.6%
61,329	@	Advanced Energy Industries, Inc.	641,501
			641,501
		Electronics: 3.5%
20,900		Brady Corp.	619,267
34,000	@	FEI Co.	804,440
25,272	@	Flir Systems, Inc.	581,761
14,500	@	Varian, Inc.	742,690
34,700		Watts Water Technologies, Inc.	1,046,899
			3,795,057
		Entertainment: 1.2%
31,500	@	Bally Technologies, Inc.	1,273,545
			1,273,545
		Environmental Control: 1.3%
12,459	@	Clean Harbors, Inc.	735,330
26,133	@	Waste Connections, Inc.	714,738
			1,450,068
		Food: 1.9%
25,200	@	American Italian Pasta Co.	762,552
23,408		Flowers Foods, Inc.	556,408
54,700		Spartan Stores, Inc.	725,869
			2,044,829
		Gas: 0.3%
11,900		WGL Holdings, Inc.	392,700
			392,700
		Hand/Machine Tools: 0.8%
19,900		Regal-Beloit Corp.	904,654
			904,654
		Healthcare - Products: 3.2%
16,400	@	Gen-Probe, Inc.	632,220
23,786	@	Greatbatch, Inc.	512,113
14,200	@	Haemonetics Corp.	747,488
11,900	@	Luminex Corp.	181,832
34,723		Meridian Bioscience, Inc.	836,824
31,930	@	Micrus Endovascular Corp.	365,279
9,814		Steris Corp.	284,802
			3,560,558
		Healthcare - Services: 2.6%
23,200	@	AMERIGROUP Corp.	548,680
52,269	@	Healthsouth Corp.	815,919
31,800	@	Psychiatric Solutions, Inc.	851,922
11,406		Universal Health Services, Inc.	670,217
			2,886,738
		Home Builders: 0.7%
32,600		Ryland Group, Inc.	747,192
			747,192
		Home Furnishings: 0.4%
25,500		Ethan Allen Interiors, Inc.	396,270
			396,270
		Housewares: 0.4%
13,000		Toro Co.	493,090
			493,090
		Insurance: 4.0%
20,172	@, @@	Argo Group International Holdings Ltd.	712,475
33,700		Delphi Financial Group	787,569
14,800	@	Navigators Group, Inc.	768,120
31,200	@@	Platinum Underwriters Holdings Ltd.	1,131,000
18,251	@	ProAssurance Corp.	958,178
			4,357,342
		Internet: 2.9%
58,919	@	Avocent Corp.	961,558
35,499	@	Blue Coat Systems, Inc.	696,135
33,700	@	j2 Global Communications, Inc.	720,169
81,300	@	Valueclick, Inc.	833,325
			3,211,187
		Investment Companies: 0.8%
101,395		Apollo Investment Corp.	938,918
			938,918
		Machinery - Diversified: 2.5%
15,800	@	AGCO Corp.	493,592
23,436	@	Gardner Denver, Inc.	760,967
61,600	@	Intermec, Inc.	875,952
10,792		Nordson Corp.	578,235
			2,708,746
		Metal Fabricate/Hardware: 0.7%
43,800		Commercial Metals Co.	741,534
			741,534

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 1.3%
45,500		Actuant Corp.	$642,915
50,651		Barnes Group, Inc.	744,063
			1,386,978
		Oil & Gas: 2.9%
18,294	@	Bill Barrett Corp.	534,917
31,974	@	Carrizo Oil & Gas, Inc.	618,057
35,300		Frontier Oil Corp.	452,899
78,400	@	McMoRan Exploration Co.	653,856
23,400	@	Unit Corp.	875,394
			3,135,123
		Oil & Gas Services: 1.7%
9,735	@	Core Laboratories NV	902,142
17,400	@	Dril-Quip, Inc.	742,284
32,020	@	Tetra Technologies, Inc.	282,416
			1,926,842
		Packaging & Containers: 0.9%
20,530		Silgan Holdings, Inc.	998,169
			998,169
		Pharmaceuticals: 1.7%
27,878	@	Nektar Therapeutics	231,109
31,438		Omnicare, Inc.	719,616
23,600	@	Onyx Pharmaceuticals, Inc.	756,852
14,300	@	Savient Pharmaceuticals, Inc.	198,627
			1,906,204
		Retail: 4.2%
31,500		Casey’s General Stores, Inc.	874,125
37,800	@	Dress Barn, Inc.	613,494
44,927	@	Jack in the Box, Inc.	916,062
27,819	@	Jo-Ann Stores, Inc.	760,015
39,979	@	Papa John’s International, Inc.	932,710
136,200	@	Wet Seal, Inc.	478,062
			4,574,468
		Savings & Loans: 1.8%
66,749		NewAlliance Bancshares, Inc.	784,968
53,574		Provident Financial Services, Inc.	590,385
60,397		Westfield Financial, Inc.	552,633
			1,927,986
		Semiconductors: 4.4%
20,100	@	Emulex Corp.	194,769
66,600	@	Entegris, Inc.	266,400
38,300	@	Formfactor, Inc.	840,302
34,400		Micrel, Inc.	267,288
30,000	@	MKS Instruments, Inc.	552,900
58,500	@	ON Semiconductor Corp.	472,095
18,700		Power Integrations, Inc.	612,425
53,400	@	QLogic Corp.	844,254
68,882	@, @@	Verigy Ltd.	736,349
			4,786,782
		Software: 3.7%
25,355	@	Ansys, Inc.	890,975
41,500	@	Progress Software Corp.	924,620
49,400	@	Quest Software, Inc.	814,606
44,900	@	Solera Holdings, Inc.	1,182,666
48,250	@	THQ, Inc.	265,858
			4,078,725
		Telecommunications: 4.1%
66,559		Alaska Communications Systems Group, Inc.	530,475
25,800	@	Anixter International, Inc.	905,064
30,500		NTELOS Holdings Corp.	494,405
45,421	@	Polycom, Inc.	1,071,481
25,112	@	RCN Corp.	235,299
30,200	@	SBA Communications Corp.	728,122
79,900	@	Tellabs, Inc.	506,566
			4,471,412
		Transportation: 2.1%
17,498	@	Atlas Air Worldwide Holdings, Inc.	436,400
48,300		Heartland Express, Inc.	683,928
23,600	@	HUB Group, Inc.	517,548
17,300	@	Kirby Corp.	640,965
			2,278,841
		Total Common Stock
		(Cost $105,255,786)	98,795,939
REAL ESTATE INVESTMENT TRUSTS: 5.3%
		Apartments: 0.7%
31,350		American Campus Communities, Inc.	815,414
			815,414
		Hotels: 0.4%
64,300		DiamondRock Hospitality Co.	440,455
			440,455

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
		Mortgage: 1.4%
104,100		MFA Mortgage Investments, Inc.		$824,472
46,424		Redwood Trust, Inc.		744,177
				1,568,649
		Office Property: 0.8%
29,300		Highwoods Properties, Inc.		860,541
				860,541
		Shopping Centers: 0.7%
48,194		Acadia Realty Trust		737,850
				737,850
		Single Tenant: 0.6%
29,397		National Retail Properties, Inc.		603,226
				603,226
		Storage: 0.7%
116,948		U-Store-It Trust		756,654
				756,654
		Total Real Estate Investment Trusts
		(Cost $4,975,982)		5,782,789
EXCHANGE-TRADED FUNDS: 2.7%
		Exchange-Traded Funds: 2.7%
37,978		iShares Russell 2000 Index Fund		2,170,443
14,406		iShares Russell 2000 Value Index Fund		779,221
		Total Exchange-Traded Funds
		(Cost $2,736,912)		2,949,664
		Total Long-Term Investments
		(Cost $112,968,680)		107,528,392
SHORT-TERM INVESTMENTS: 2.0%
		Affiliated Mutual Fund: 2.0%
2,139,000		ING Institutional Prime Money Market Fund - Class I		2,139,000
		Total Short-Term Investments
		(Cost $2,139,000)		2,139,000
		Total Investments in Securities
		(Cost $115,107,680)*	100.2%	$109,667,392
		Other Assets and Liabilities - Net	(0.2)	(214,483)
		Net Assets	100.0%	$109,452,909
	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $115,518,359.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,354,350
		Gross Unrealized Depreciation		(14,205,317)
		Net Unrealized Depreciation		$(5,850,967)

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$98,795,939	$—	$—	$98,795,939
Real Estate Investment Trusts	5,782,789	—	—	5,782,789
Exchange-Traded Funds	2,949,664	—	—	2,949,664
Short-Term Investments	2,139,000	—	—	2,139,000
Total Investments, at value	$109,667,392	$—	$—	$109,667,392

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 92.0%
69,288		ING Global Real Estate Fund - Class I		$963,801
174,604		ING Growth and Income Fund - Class I		1,672,706
407,861		ING Index Plus International Equity Fund - Class I		3,144,605
59,009		ING Index Plus LargeCap Fund - Class I		717,551
22,065		ING Index Plus MidCap Fund - Class I		238,746
21,099		ING Index Plus SmallCap Fund - Class I		235,681
1,349,122		ING Intermediate Bond Fund - Class I		12,155,587
54,432		ING MidCap Opportunities Fund - Class I		717,957
65,655		ING Small Company Fund - Class I		713,672
326,054		ING Tactical Asset Allocation Fund - Class I		2,386,714
		Total Affiliated Investment Companies (Cost $23,948,940)		22,947,020
SHORT-TERM INVESTMENTS: 4.8%
		Affiliated Investment Companies: 4.8%
1,204,725		ING Institutional Prime Money Market Fund - Class I		1,204,725
		Total Short-Term Investments (Cost $1,204,725)		1,204,725
		Total Investments in Affiliated Investment Companies (Cost $25,153,665)*	96.8%	$24,151,745
		Other Assets and Liabilities - Net	3.2	801,460
		Net Assets	100.0%	$24,953,205

	*	Cost for federal income tax purposes is $27,594,388.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$269,987
		Gross Unrealized Depreciation		(3,712,630)
		Net Unrealized Depreciation		$(3,442,643)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Affiliated Investment Companies	22,947,020	—	—	22,947,020
Short-Term Affiliated Investment Companies	1,204,725	—	—	1,204,725
Total Investments, at value	$24,151,745	$—	$—	$24,151,745

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 95.0%
168,394		ING Global Real Estate Fund - Class I		$2,342,360
678,934		ING Growth and Income Fund - Class I		6,504,184
1,524,955		ING Index Plus International Equity Fund - Class I		11,757,404
305,935		ING Index Plus LargeCap Fund - Class I		3,720,170
128,700		ING Index Plus MidCap Fund - Class I		1,392,534
123,064		ING Index Plus SmallCap Fund - Class I		1,374,620
681,933		ING Intermediate Bond Fund - Class I		6,144,221
211,658		ING MidCap Opportunities Fund - Class I		2,791,767
255,293		ING Small Company Fund - Class I		2,775,033
950,874		ING Tactical Asset Allocation Fund - Class I		6,960,400
		Total Investments in Affiliated Investment Companies (Cost $48,893,089)		45,762,693
SHORT-TERM INVESTMENTS: 1.9%
		Affiliated Investment Companies: 1.9%
936,124		ING Institutional Prime Money Market Fund - Class I		936,124
		Total Short-Term Investments (Cost $936,124)		936,124
		Total Investments in Affiliated Investment Companies (Cost $49,829,213)*	96.9%	$46,698,817
		Other Assets and Liabilities - Net	3.1	1,479,051
		Net Assets	100.0%	$48,177,868

	*	Cost for federal income tax purposes is $55,618,997.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$615,377
		Gross Unrealized Depreciation		(9,535,557)
		Net Unrealized Depreciation		$(8,920,180)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Affiliated Investment Companies	45,762,693	—	—	45,762,693
Short-Term Affiliated Investment Companies	936,124	—	—	936,124
Total Investments, at value	$46,698,817	$—	$—	$46,698,817

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 94.5%
168,570		ING Global Real Estate Fund - Class I		$2,344,802
388,371		ING Growth and Income Fund - Class I		3,720,596
1,221,251		ING Index Plus International Equity Fund - Class I		9,415,844
191,412		ING Index Plus LargeCap Fund - Class I		2,327,564
85,890		ING Index Plus MidCap Fund - Class I		929,328
82,129		ING Index Plus SmallCap Fund - Class I		917,380
1,680,444		ING Intermediate Bond Fund - Class I		15,140,802
141,253		ING MidCap Opportunities Fund - Class I		1,863,125
170,375		ING Small Company Fund - Class I		1,851,977
951,877		ING Tactical Asset Allocation Fund - Class I		6,967,739
		Total Investments in Affiliated Investment Companies (Cost $49,023,282)		45,479,157
SHORT-TERM INVESTMENTS: 2.9%
		Affiliated Investment Companies: 2.9%
1,407,172		ING Institutional Prime Money Market Fund - Class I		1,407,172
		Total Short-Term Investments (Cost $1,407,172)		1,407,172
		Total Investments in Affiliated Investment Companies (Cost $50,430,454)*	97.4%	$46,886,329
		Other Assets and Liabilities - Net	2.6	1,249,335
		Net Assets	100.0%	$48,135,664

	*	Cost for federal income tax purposes is $56,647,681.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$404,168
		Gross Unrealized Depreciation		(10,165,520)
		Net Unrealized Depreciation		$(9,761,352)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Affiliated Investment Companies	45,479,157	—	—	45,479,157
Short-Term Affiliated Investment Companies	1,407,172	—	—	1,407,172
Total Investments, at value	$46,886,329	$—	$—	$46,886,329

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.4%
		Advertising: 0.1%
3,900	@, S	Interpublic Group of Cos., Inc.	$24,531
2,440	S	Omnicom Group	88,621
			113,152
		Aerospace/Defense: 2.0%
5,870	S	Boeing Co.	291,563
3,080	S	General Dynamics Corp.	182,305
1,060	S	Goodrich Corp.	58,470
920	S	L-3 Communications Holdings, Inc.	68,448
2,630	S	Lockheed Martin Corp.	197,197
2,600	S	Northrop Grumman Corp.	126,906
3,130	S	Raytheon Co.	147,673
1,280	S	Rockwell Collins, Inc.	58,931
7,570	S	United Technologies Corp.	449,355
			1,580,848
		Agriculture: 1.7%
16,700	S	Altria Group, Inc.	305,276
5,180	S	Archer-Daniels-Midland Co.	149,339
1,407	S	Lorillard, Inc.	102,387
15,800	S	Philip Morris International, Inc.	722,218
1,360	S	Reynolds American, Inc.	62,166
			1,341,386
		Airlines: 0.1%
6,020	S	Southwest Airlines Co.	49,244
			49,244
		Apparel: 0.4%
2,570	@, S	Coach, Inc.	72,705
3,060	S	Nike, Inc.	169,493
440	S	Polo Ralph Lauren Corp.	29,207
690	S	VF Corp.	47,996
			319,401
		Auto Manufacturers: 0.4%
26,010	@, S	Ford Motor Co.	197,676
2,910	S	Paccar, Inc.	105,255
			302,931
		Auto Parts & Equipment: 0.2%
1,950	@, S	Goodyear Tire & Rubber Co.	32,156
4,810	S	Johnson Controls, Inc.	119,144
			151,300
		Banks: 8.9%
69,682	S	Bank of America Corp.	1,225,706
9,630	S	Bank of New York Mellon Corp.	285,144
5,290	S	BB&T Corp.	147,803
3,610	S	Capital One Financial Corp.	134,617
92,120	S	Citigroup, Inc.	460,600
1,260	S	Comerica, Inc.	33,604
5,970	S	Fifth Third Bancorp.	65,312
1,760	@, S	First Horizon National Corp.	23,549
4,060	S	Goldman Sachs Group, Inc.	671,768
4,410	S	Huntington Bancshares, Inc.	20,110
31,534	S	JPMorgan Chase & Co.	1,370,468
5,780	S	Keycorp	38,495
720	S	M&T Bank Corp.	44,467
2,820	S	Marshall & Ilsley Corp.	20,078
10,830	S	Morgan Stanley	313,637
1,950	S	Northern Trust Corp.	113,997
3,715	S	PNC Financial Services Group, Inc.	158,222
9,350	S	Regions Financial Corp.	54,791
3,960	S	State Street Corp.	207,821
3,710	S	SunTrust Bank	86,703
15,240	S	US Bancorp.	344,729
37,523	S	Wells Fargo & Co.	1,032,633
940	S	Zions Bancorp.	16,610
			6,870,864
		Beverages: 2.3%
850	S	Brown-Forman Corp.	38,012
16,010	S	Coca-Cola Co.	780,808
2,520	S	Coca-Cola Enterprises, Inc.	50,929
1,580	@, S	Constellation Brands, Inc.	23,368
2,100	@, S	Dr Pepper Snapple Group, Inc.	55,524
1,260	S	Molson Coors Brewing Co.	59,699
1,160	S	Pepsi Bottling Group, Inc.	41,447
12,580	S	PepsiCo, Inc.	712,909
			1,762,696

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology: 1.7%
8,210	@, S	Amgen, Inc.	$490,465
2,320	@, S	Biogen Idec, Inc.	116,487
3,680	@, S	Celgene Corp.	191,986
2,120	@, S	Genzyme Corp.	118,105
7,250	@, S	Gilead Sciences, Inc.	326,685
1,477	@, S	Life Technologies Corp.	65,771
430	@, S	Millipore Corp.	28,479
			1,337,978
		Building Materials: 0.1%
2,910	S	Masco Corp.	42,137
			42,137
		Chemicals: 1.9%
1,760	S	Air Products & Chemicals, Inc.	132,053
400	S	CF Industries Holdings, Inc.	32,664
8,700	S	Dow Chemical Co.	185,223
590	S	Eastman Chemical Co.	30,774
1,380	S	Ecolab, Inc.	58,360
7,230	S	EI Du Pont de Nemours & Co.	230,854
600	S	FMC Corp.	28,620
690	S	International Flavors & Fragrances, Inc.	24,578
4,440	S	Monsanto Co.	372,427
1,380	S	PPG Industries, Inc.	76,452
2,440	S	Praxair, Inc.	186,953
790	S	Sherwin-Williams Co.	47,558
960	S	Sigma-Aldrich Corp.	48,768
			1,455,284
		Coal: 0.2%
1,470	S	Consol Energy, Inc.	54,993
750	S	Massey Energy Co.	20,310
2,120	S	Peabody Energy Corp.	69,282
			144,585
		Commercial Services: 1.1%
910	@, S	Apollo Group, Inc. - Class A	58,986
4,020	S	Automatic Data Processing, Inc.	154,167
1,010	@, S	Convergys Corp.	10,948
500	S	DeVry, Inc.	25,550
1,060	S	Equifax, Inc.	29,298
2,690	S	H&R Block, Inc.	46,483
1,500	@, S	Iron Mountain, Inc.	43,935
550	S	Mastercard, Inc.	111,447
1,010	@, S	Monster Worldwide, Inc.	16,382
1,580	S	Moody’s Corp.	43,039
2,540	S	Paychex, Inc.	71,857
1,700	@, S	Quanta Services, Inc.	37,604
1,260	S	Robert Half International, Inc.	33,125
1,700	S	RR Donnelley & Sons Co.	30,328
1,580	S	Total System Services, Inc.	24,111
40	S	Washington Post	17,374
5,720	S	Western Union Co.	103,189
			857,823
		Computers: 5.5%
790	@, S	Affiliated Computer Services, Inc.	35,392
7,130	@, S	Apple, Inc.	1,199,337
2,340	@, S	Cognizant Technology Solutions Corp.	81,619
1,280	@, S	Computer Sciences Corp.	62,528
14,110	@, S	Dell, Inc.	223,361
16,200	@, S	EMC Corp.	257,580
19,160	S	Hewlett-Packard Co.	860,092
10,600	S	International Business Machines Corp.	1,251,330
690	@, S	Lexmark International, Inc.	13,000
2,590	@, S	NetApp, Inc.	58,923
1,850	@, S	Sandisk Corp.	32,745
6,090	@, S	Sun Microsystems, Inc.	56,515
1,380	@, S	Teradata Corp.	37,163
1,800	@, S	Western Digital Corp.	61,704
			4,231,289
		Cosmetics/Personal Care: 2.2%
3,430	S	Avon Products, Inc.	109,314
4,020	S	Colgate-Palmolive Co.	292,254
940	S	Estee Lauder Cos., Inc.	33,699
23,520	S	Procter & Gamble Co.	1,272,667
			1,707,934
		Distribution/Wholesale: 0.2%
1,100	S	Fastenal Co.	39,820
1,280	S	Genuine Parts Co.	47,411
520	S	WW Grainger, Inc.	45,484
			132,715
		Diversified Financial Services: 1.7%
9,650	S	American Express Co.	326,363
2,150	S	Ameriprise Financial, Inc.	64,565
7,600	S	Charles Schwab Corp.	137,256
590	S	CME Group, Inc.	171,714

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,900	S	Discover Financial Services	$53,625
4,600	@, S	E*Trade Financial Corp.	8,096
690	S	Federated Investors, Inc.	18,113
1,240	S	Franklin Resources, Inc.	115,729
640	@, S	IntercontinentalExchange, Inc.	60,032
3,300	@, S	Invesco Ltd.	68,475
1,310	S	Janus Capital Group, Inc.	16,663
1,230	S	Legg Mason, Inc.	35,375
1,150	@, S	Nasdaq Stock Market, Inc.	25,243
2,120	S	NYSE Euronext	60,081
3,800	@, S	SLM Corp.	33,820
2,120	S	T. Rowe Price Group, Inc.	96,078
			1,291,228
		Electric: 3.2%
5,430	@, S	AES Corp.	74,228
1,430	S	Allegheny Energy, Inc.	37,766
1,800	S	Ameren Corp.	48,546
3,830	S	American Electric Power Co., Inc.	120,377
1,850	S	CMS Energy Corp.	24,809
2,120	S	Consolidated Edison, Inc.	85,203
1,630	S	Constellation Energy Group, Inc.	51,590
4,790	S	Dominion Resources, Inc.	158,453
1,380	S	DTE Energy Co.	47,996
10,390	S	Duke Energy Corp.	160,941
4,070	@, S	Dynegy, Inc. - Class A	7,733
2,580	S	Edison International	86,198
1,650	S	Entergy Corp.	130,350
5,380	S	Exelon Corp.	269,108
2,440	S	FirstEnergy Corp.	110,117
3,330	S	FPL Group, Inc.	187,079
590	S	Integrys Energy Group, Inc.	20,255
1,450	S	Northeast Utilities	34,496
2,910	S	Pacific Gas & Electric Co.	118,117
1,780	S	Pepco Holdings, Inc.	25,507
790	S	Pinnacle West Capital Corp.	25,999
2,960	S	PPL Corp.	87,024
2,220	S	Progress Energy, Inc.	87,757
4,120	S	Public Service Enterprise Group, Inc.	130,480
1,000	S	SCANA Corp.	34,680
6,370	S	Southern Co.	198,744
1,800	S	TECO Energy, Inc.	23,976
970	S	Wisconsin Energy Corp.	44,106
3,680	S	Xcel Energy, Inc.	72,680
			2,504,315
		Electrical Components & Equipment: 0.3%
6,090	S	Emerson Electric Co.	224,538
1,160	S	Molex, Inc.	21,124
			245,662
		Electronics: 0.5%
2,690	@, S	Agilent Technologies, Inc.	69,079
1,400	S	Amphenol Corp.	48,944
1,200	@, S	Flir Systems, Inc.	27,624
1,730	S	Jabil Circuit, Inc.	18,944
960	S	PerkinElmer, Inc.	17,520
3,330	@, S	Thermo Electron Corp.	150,549
790	@, S	Waters Corp.	39,721
			372,381
		Engineering & Construction: 0.2%
1,480	S	Fluor Corp.	78,292
1,010	@, S	Jacobs Engineering Group, Inc.	44,420
			122,712
		Entertainment: 0.1%
2,340	S	International Game Technology	48,953
			48,953
		Environmental Control: 0.3%
2,565	S	Republic Services, Inc.	65,690
700	@, S	Stericycle, Inc.	34,664
3,920	S	Waste Management, Inc.	117,326
			217,680
		Food: 1.9%
1,600	S	Campbell Soup Co.	50,176
3,600	S	ConAgra Foods, Inc.	73,908
1,460	@, S	Dean Foods Co.	26,484
2,590	S	General Mills, Inc.	154,701
1,380	S	Hershey Co.	54,137
2,480	S	HJ Heinz Co.	95,480
600	S	Hormel Foods Corp.	22,170
950	S	JM Smucker Co.	49,657
2,070	S	Kellogg Co.	97,476
11,860	S	Kraft Foods, Inc.	336,231
5,280	S	Kroger Co.	113,995
1,060	S	McCormick & Co., Inc.	34,524

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
3,430	S	Safeway, Inc.	$65,342
5,650	S	Sara Lee Corp.	54,749
1,700	S	Supervalu, Inc.	24,395
4,760	S	Sysco Corp.	121,332
2,420	S	Tyson Foods, Inc.	29,016
1,160	S	Whole Foods Market, Inc.	33,733
			1,437,506
		Forest Products & Paper: 0.2%
3,430	S	International Paper Co.	78,719
1,380	S	MeadWestvaco Corp.	30,291
1,720	S	Weyerhaeuser Co.	64,311
			173,321
		Gas: 0.2%
2,790	S	CenterPoint Energy, Inc.	34,596
420	S	Nicor, Inc.	15,212
2,120	S	NiSource, Inc.	28,005
1,970	S	Sempra Energy	98,835
			176,648
		Hand/Machine Tools: 0.1%
520	S	Black & Decker Corp.	22,942
430	S	Snap-On, Inc.	16,048
690	S	Stanley Works	28,242
			67,232
		Healthcare - Products: 3.6%
4,880	S	Baxter International, Inc.	277,770
1,950	S	Becton Dickinson & Co.	135,759
12,130	@, S	Boston Scientific Corp.	142,528
790	S	CR Bard, Inc.	63,658
1,250	S	Densply International, Inc.	42,138
1,360	@, S	Hospira, Inc.	53,162
350	@, S	Intuitive Surgical, Inc.	77,949
22,270	S	Johnson & Johnson	1,345,999
9,030	S	Medtronic, Inc.	345,849
710	@, S	Patterson Cos., Inc.	19,333
2,790	@, S	St. Jude Medical, Inc.	107,527
2,000	S	Stryker Corp.	82,920
1,060	@, S	Varian Medical Systems, Inc.	45,654
1,750	@, S	Zimmer Holdings, Inc.	82,863
			2,823,109
		Healthcare - Services: 1.2%
3,620	S	Aetna, Inc.	103,170
2,120	S	Cigna Corp.	62,392
1,260	@, S	Coventry Health Care, Inc.	27,506
850	@, S	DaVita, Inc.	43,954
1,360	@, S	Humana, Inc.	48,552
940	@, S	Laboratory Corp. of America Holdings	65,603
1,260	S	Quest Diagnostics	67,990
3,300	@, S	Tenet Healthcare Corp.	15,378
9,640	S	UnitedHealth Group, Inc.	269,920
3,940	@, S	WellPoint, Inc.	208,229
			912,694
		Holding Companies - Diversified: 0.0%
1,450	@, S	Leucadia National Corp.	36,062
			36,062
		Home Builders: 0.1%
2,220	S	D.R. Horton, Inc.	29,770
590	S	KB Home	10,744
1,210	S	Lennar Corp.	18,332
2,833	S	Pulte Homes, Inc.	36,206
			95,052
		Home Furnishings: 0.1%
620	S	Harman International Industries, Inc.	18,594
660	S	Whirlpool Corp.	42,379
			60,973
		Household Products/Wares: 0.4%
940	S	Avery Dennison Corp.	29,046
1,160	S	Clorox Co.	68,544
1,260	S	Fortune Brands, Inc.	50,161
3,330	S	Kimberly-Clark Corp.	201,332
			349,083
		Housewares: 0.0%
2,220	S	Newell Rubbermaid, Inc.	30,902
			30,902
		Insurance: 2.5%
3,800	S	Aflac, Inc.	154,356
4,290	S	Allstate Corp.	126,083
1,111	S	American International Group, Inc.	50,362
2,190	S	AON Corp.	91,454
940	S	Assurant, Inc.	28,153
2,810	S	Chubb Corp.	138,786
1,380	S	Cincinnati Financial Corp.	35,494
3,480	S	Genworth Financial, Inc.	36,749

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
2,540	S	Hartford Financial Services Group, Inc.	$60,249
2,320	S	Lincoln National Corp.	58,557
2,876	S	Loews Corp.	98,215
4,220	S	Marsh & McLennan Cos., Inc.	99,339
1,450	@, S	MBIA, Inc.	9,744
6,600	S	Metlife, Inc.	249,216
2,420	S	Principal Financial Group, Inc.	68,728
5,550	@, S	Progressive Corp.	91,686
3,750	S	Prudential Financial, Inc.	189,675
690	S	Torchmark Corp.	29,401
4,710	S	Travelers Cos., Inc.	237,478
2,590	S	UnumProvident Corp.	58,353
2,680	@@, S	XL Capital, Ltd.	46,498
			1,958,576
		Internet: 2.2%
1,380	@, S	Akamai Technologies, Inc.	24,343
2,540	@, S	Amazon.com, Inc.	206,223
8,730	@, S	eBay, Inc.	193,282
1,750	@, S	Expedia, Inc.	40,338
2,020	@, S	Google, Inc. - Class A	932,573
1,300	@, S	McAfee, Inc.	51,714
6,560	@, S	Symantec Corp.	99,187
1,580	@, S	VeriSign, Inc.	33,480
11,230	@, S	Yahoo!, Inc.	164,070
			1,745,210
		Iron/Steel: 0.3%
950	S	AK Steel Holding Corp.	19,304
790	S	Allegheny Technologies, Inc.	23,992
2,520	S	Nucor Corp.	112,241
1,210	S	United States Steel Corp.	52,974
			208,511
		Leisure Time: 0.2%
3,480	S	Carnival Corp.	101,790
1,900	S	Harley-Davidson, Inc.	45,562
			147,352
		Lodging: 0.2%
2,336	S	Marriott International, Inc.	55,830
1,520	S	Starwood Hotels & Resorts Worldwide, Inc.	45,266
1,430	S	Wyndham Worldwide Corp.	21,665
600	@, S	Wynn Resorts Ltd.	32,478
			155,239
		Machinery - Construction & Mining: 0.3%
4,880	S	Caterpillar, Inc.	221,113
			221,113
		Machinery - Diversified: 0.4%
1,650	S	Cummins, Inc.	74,778
3,430	S	Deere & Co.	149,548
500	S	Flowserve Corp.	43,125
1,160	S	Rockwell Automation, Inc.	48,546
			315,997
		Media: 2.2%
5,550	S	CBS Corp. - Class B	57,443
23,180	S	Comcast Corp. — Class A	355,118
4,250	@, S	DIRECTV Group, Inc.	105,230
1,950	S	Gannett Co., Inc.	16,848
2,540	S	McGraw-Hill Cos., Inc.	85,369
320	S	Meredith Corp.	8,858
1,010	S	New York Times Co.	7,686
18,630	S	News Corp. - Class A	199,714
750	S	Scripps Networks Interactive - Class A	24,353
2,794	@, S	Time Warner Cable, Inc.	103,154
9,640	S	Time Warner, Inc.	269,052
4,880	@, S	Viacom - Class B	122,195
14,950	S	Walt Disney Co.	389,298
			1,744,318
		Metal Fabricate/Hardware: 0.1%
1,160	S	Precision Castparts Corp.	105,885
			105,885
		Mining: 0.7%
7,840	S	Alcoa, Inc.	94,472
3,270	S	Freeport-McMoRan Copper & Gold, Inc.	205,945
3,900	S	Newmont Mining Corp.	156,741
740	S	Titanium Metals Corp.	6,083
1,040	S	Vulcan Materials Co.	52,042
			515,283
		Miscellaneous Manufacturing: 3.2%
5,650	S	3M Co.	407,365
1,380	@, S	Cooper Industries Ltd.	44,505
2,100	S	Danaher Corp.	127,491
1,560	S	Dover Corp.	53,960
2,120	S	Eastman Kodak Co.	11,278
1,360	S	Eaton Corp.	73,372

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
85,510	S	General Electric Co.	$1,188,589
6,070	S	Honeywell International, Inc.	223,133
3,080	S	Illinois Tool Works, Inc.	128,806
1,500	S	ITT Corp.	75,120
1,280	S	Leggett & Platt, Inc.	23,360
960	S	Pall Corp.	28,541
1,340	S	Parker Hannifin Corp.	65,204
2,150	S	Textron, Inc.	33,024
			2,483,748
		Office/Business Equipment: 0.1%
1,700	S	Pitney Bowes, Inc.	37,995
6,900	S	Xerox Corp.	59,685
			97,680
		Oil & Gas: 9.1%
4,000	S	Anadarko Petroleum Corp.	211,480
2,690	S	Apache Corp.	228,516
850	S	Cabot Oil & Gas Corp.	29,963
4,600	S	Chesapeake Energy Corp.	105,064
16,180	S	Chevron Corp.	1,131,629
11,960	S	ConocoPhillips	538,559
2,100	@, S	Denbury Resources, Inc.	31,962
3,600	S	Devon Energy Corp.	220,968
600	S	Diamond Offshore Drilling	53,652
1,160	S	ENSCO International, Inc.	42,804
2,050	S	EOG Resources, Inc.	147,600
1,100	S	EQT Corp.	43,637
39,430	S	ExxonMobil Corp.	2,726,585
2,220	S	Hess Corp.	112,310
5,750	S	Marathon Oil Corp.	177,503
1,530	S	Murphy Oil Corp.	87,210
2,220	@, @@, S	Nabors Industries Ltd.	39,250
1,470	S	Noble Energy, Inc.	88,876
6,510	S	Occidental Petroleum Corp.	475,881
950	S	Pioneer Natural Resources Co.	27,512
1,480	S	Questar Corp.	49,965
1,260	S	Range Resources Corp.	60,946
940	S	Rowan Cos., Inc.	19,467
2,750	@, S	Southwestern Energy Co.	101,365
960	S	Sunoco, Inc.	25,824
1,160	S	Tesoro Corp.	16,333
4,520	S	Valero Energy Corp.	84,705
4,670	S	XTO Energy, Inc.	180,262
			7,059,828
		Oil & Gas Services: 1.4%
2,440	S	Baker Hughes, Inc.	84,058
2,320	S	BJ Services Co.	37,259
1,750	@, S	Cameron International Corp.	62,493
1,000	@, S	FMC Technologies, Inc.	47,700
7,230	S	Halliburton Co.	171,423
3,310	@, S	National Oilwell Varco, Inc.	120,319
9,720	S	Schlumberger Ltd.	546,264
1,840	S	Smith International, Inc.	50,729
			1,120,245
		Packaging & Containers: 0.2%
790	S	Ball Corp.	38,283
790	S	Bemis Co.	21,006
1,400	@, S	Owens-Illinois, Inc.	47,516
1,060	@, S	Pactiv Corp.	26,341
1,280	S	Sealed Air Corp.	24,205
			157,351
		Pharmaceuticals: 5.8%
12,510	S	Abbott Laboratories	565,827
2,400	S	Allergan, Inc.	134,208
2,360	S	AmerisourceBergen Corp.	50,292
15,940	S	Bristol-Myers Squibb Co.	352,752
2,910	S	Cardinal Health, Inc.	100,628
600	@, S	Cephalon, Inc.	34,158
8,120	S	Eli Lilly & Co.	271,695
2,150	@, S	Express Scripts, Inc.	155,273
2,440	@, S	Forest Laboratories, Inc.	71,419
2,050	@, S	King Pharmaceuticals, Inc.	21,279
2,150	S	McKesson Corp.	122,249
3,920	@, S	Medco Health Solutions, Inc.	216,462
17,020	S	Merck & Co., Inc.	551,959
2,440	@, S	Mylan Laboratories	35,795
54,400	S	Pfizer, Inc.	908,480
13,150	S	Schering-Plough Corp.	370,567
840	@, S	Watson Pharmaceuticals, Inc.	29,644
10,680	S	Wyeth	511,038
			4,503,725
		Pipelines: 0.3%
5,650	S	El Paso Corp.	52,150

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Pipelines (continued)
5,180	S	Spectra Energy Corp.	$97,488
4,710	S	Williams Cos., Inc.	77,432
			227,070
		Real Estate: 0.0%
1,930	@, S	CB Richard Ellis Group, Inc.	22,851
			22,851
		Retail: 6.0%
690	S	Abercrombie & Fitch Co.	22,280
910	@, S	Autonation, Inc.	17,272
320	@, S	Autozone, Inc.	47,120
2,120	@, S	Bed Bath & Beyond, Inc.	77,338
2,710	S	Best Buy Co., Inc.	98,319
690	@, S	Big Lots, Inc.	17,540
3,530	S	Costco Wholesale Corp.	179,959
11,770	S	CVS Caremark Corp.	441,610
1,160	S	Darden Restaurants, Inc.	38,199
1,160	S	Family Dollar Stores, Inc.	35,125
1,360	@, S	GameStop Corp.	32,368
3,700	S	Gap, Inc.	72,705
13,720	S	Home Depot, Inc.	374,419
1,880	S	JC Penney Co., Inc.	56,475
2,440	@, S	Kohl’s Corp.	125,880
2,140	S	Limited Brands, Inc.	31,929
11,920	S	Lowe’s Cos., Inc.	256,280
3,330	S	Macy’s, Inc.	51,682
8,950	S	McDonald’s Corp.	503,348
1,340	S	Nordstrom, Inc.	37,574
2,120	@, S	Office Depot, Inc.	11,066
1,150	@, S	O’Reilly Automotive, Inc.	44,022
1,060	S	RadioShack Corp.	16,038
440	@, S	Sears Holding Corp.	27,918
5,850	S	Staples, Inc.	126,419
6,020	@, S	Starbucks Corp.	114,320
6,110	S	Target Corp.	287,170
1,060	S	Tiffany & Co.	38,563
3,330	S	TJX Cos., Inc.	119,714
8,020	S	Walgreen Co.	271,718
18,070	S	Wal-Mart Stores, Inc.	919,221
3,700	S	Yum! Brands, Inc.	126,725
			4,620,316
		Savings & Loans: 0.1%
4,220	S	Hudson City Bancorp., Inc.	55,366
2,750	S	People’s United Financial, Inc.	44,165
			99,531
		Semiconductors: 2.5%
4,560	@, S	Advanced Micro Devices, Inc.	19,882
2,340	S	Altera Corp.	44,951
2,290	S	Analog Devices, Inc.	64,693
10,680	S	Applied Materials, Inc.	140,762
3,400	@, S	Broadcom Corp.	96,730
45,030	S	Intel Corp.	915,010
1,360	S	KLA-Tencor Corp.	42,432
1,850	S	Linear Technology Corp.	49,155
5,280	@, S	LSI Logic Corp.	27,509
1,850	@, S	MEMC Electronic Materials, Inc.	29,508
1,480	S	Microchip Technology, Inc.	39,294
6,820	@, S	Micron Technology, Inc.	50,263
1,600	S	National Semiconductor Corp.	24,272
790	@, S	Novellus Systems, Inc.	15,136
4,440	@, S	Nvidia Corp.	64,469
960	@, S	QLogic Corp.	15,178
1,430	@, S	Teradyne, Inc.	11,798
10,360	S	Texas Instruments, Inc.	254,752
2,220	S	Xilinx, Inc.	49,373
			1,955,167
		Software: 3.8%
4,190	@, S	Adobe Systems, Inc.	131,650
1,850	@, S	Autodesk, Inc.	43,346
1,480	@, S	BMC Software, Inc.	52,762
3,110	S	CA, Inc.	69,322
1,480	@, S	Citrix Systems, Inc.	52,806
2,020	@, S	Compuware Corp.	14,564
400	S	Dun & Bradstreet Corp.	29,216
2,600	@, S	Electronic Arts, Inc.	47,372
1,580	S	Fidelity National Information Services, Inc.	38,805
1,280	@, S	Fiserv, Inc.	61,760
1,480	S	IMS Health, Inc.	20,513
2,540	@, S	Intuit, Inc.	70,536
61,720	S	Microsoft Corp.	1,521,379
2,710	@, S	Novell, Inc.	11,789
30,550	S	Oracle Corp.	668,129
1,500	@, S	Red Hat, Inc.	34,440

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Shares			Value
		Software (continued)
850	@, S	Salesforce.com, Inc.	$44,090
			2,912,479
		Telecommunications: 5.7%
3,230	@, S	American Tower Corp.	102,230
47,580	S	AT&T, Inc.	1,239,459
2,279	S	CenturyTel, Inc.	73,452
740	@, S	Ciena Corp.	9,916
46,540	@, S	Cisco Systems, Inc.	1,005,264
12,530	S	Corning, Inc.	188,952
2,440	S	Frontier Communications Corp.	17,348
1,100	S	Harris Corp.	38,203
1,850	@, S	JDS Uniphase Corp.	12,710
4,270	@, S	Juniper Networks, Inc.	98,509
2,200	@, S	MetroPCS Communications, Inc.	17,512
18,510	S	Motorola, Inc.	132,902
13,330	S	Qualcomm, Inc.	618,779
11,960	S	Qwest Communications International, Inc.	42,936
23,170	@, S	Sprint Nextel Corp.	84,802
3,130	@, S	Tellabs, Inc.	19,844
22,970	S	Verizon Communications, Inc.	712,989
3,500	S	Windstream Corp.	29,995
			4,445,802
		Textiles: 0.0%
1,060	S	Cintas Corp.	29,086
			29,086
		Toys/Games/Hobbies: 0.1%
1,060	S	Hasbro, Inc.	30,093
2,910	S	Mattel, Inc.	52,351
			82,444
		Transportation: 1.9%
2,210	S	Burlington Northern Santa Fe Corp.	183,474
1,370	S	CH Robinson Worldwide, Inc.	77,076
3,130	S	CSX Corp.	133,025
1,800	S	Expeditors International Washington, Inc.	58,788
2,440	S	FedEx Corp.	167,652
2,930	S	Norfolk Southern Corp.	134,399
450	S	Ryder System, Inc.	17,100
4,040	S	Union Pacific Corp.	241,632
8,040	S	United Parcel Service, Inc. - Class B	429,818
			1,442,964
		Total Common Stock
		(Cost $85,448,903)	71,744,851
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.1%
960	S	Apartment Investment & Management Co.	11,683
689	S	AvalonBay Communities, Inc.	44,392
2,120	S	Equity Residential	57,897
			113,972
		Diversified: 0.1%
1,360	S	Vornado Realty Trust	78,227
			78,227
		Forest Products & Paper: 0.1%
1,380	S	Plum Creek Timber Co., Inc.	41,800
			41,800
		Healthcare: 0.2%
2,150	S	HCP, Inc.	61,232
950	S	Health Care Real Estate Investment Trust, Inc.	40,575
1,250	S	Ventas, Inc.	49,013
			150,820
		Hotels: 0.1%
4,820	S	Host Hotels & Resorts, Inc.	48,055
			48,055
		Office Property: 0.1%
1,190	S	Boston Properties, Inc.	72,090
			72,090
		Regional Malls: 0.2%
2,211	S	Simon Property Group, Inc.	140,664
			140,664
		Shopping Centers: 0.0%
2,600	S	Kimco Realty Corp.	32,630
			32,630
		Storage: 0.1%
1,060	S	Public Storage, Inc.	74,783
			74,783
		Warehouse/Industrial: 0.0%
3,570	S	Prologis	39,698
			39,698
		Total Real Estate Investment Trusts
		(Cost $1,080,050)	792,739
		Total Long-Term Investments
		(Cost $86,528,953)	72,537,590

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
669,000	S	ING Institutional Prime Money Market Fund - Class I		$669,000
		Total Short-Term Investments
		(Cost $669,000)		669,000
		Total Investments in Securities
		(Cost $87,197,953)*	94.3%	$73,206,590
		Other Assets and Liabilities - Net	5.7	4,416,950
		Net Assets	100.0%	$77,623,540

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $93,102,948.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,713,551
		Gross Unrealized Depreciation		(21,609,909)
		Net Unrealized Depreciation		$(19,896,358)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	08/31/2009
Asset Table
Investments, at value
Common Stock**	$71,744,851	$—	$—	$71,744,851
Real Estate Investment Trusts	792,739	—	—	792,739
Short-Term Investments	669,000	—	—	669,000
Total Investments, at value	$73,206,590	$—	$—	$73,206,590

Other Financial Instruments++ :
Futures	$1,462,913			$1,462,913
Total Assets	$74,669,503	$—	$—	$74,669,503

Liabilities Table
Other Financial Instruments++ :
Futures	$(886,166)	$—	$—	$(886,166)
Total Liabilities	$(886,166)	$—	$—	$(886,166)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

ING Tactical Asset Allocation Fund Open Futures Contracts on August 31, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	85	09/15/09	$126,748
CAC40 10 Euro	22	09/18/09	73,529
DAX Index	5	09/18/09	105,870
Hang Seng Index	21	09/29/09	(110,374)
IBEX 35 Index	46	09/18/09	498,287
Japan 10-Year Bond (TSE)	5	09/10/09	173,620
Long Gilt	5	12/29/09	2,933
MSCI Singapore Index (SGX)	109	09/29/09	(59,544)
OMXS30 Index	73	09/18/09	39,621
S&P 500	18	09/17/09	400,751
S&P 500 E-Mini	16	09/18/09	11,492
Swiss Federal Bond	9	09/08/09	29,786
			$1,292,719
Short Contracts
Amsterdam Exchanges Index	88	09/18/09	$(351,070)
Canada 10-Year Bond	65	12/18/09	(46,168)
Euro-Bund	34	09/08/09	(175,722)
Nikkei 225 (OSE)	21	09/10/09	276
S&P/TSX 60 Index	40	09/17/09	(105,737)
U.S. Treasury 10-Year Note	63	12/21/09	(37,551)
			$(715,972)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009:

Derivatives Fair Value*
Equity contracts	$503,101
Interest rate contracts	73,646
Total	$576,747

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 26, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 26, 2009